SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER
THE SECURITIES ACT OF 1933
POST-EFFECTIVE AMENDMENT NO. 61
and
REGISTRATION STATEMENT UNDER
THE INVESTMENT COMPANY ACT OF 1940
AMENDMENT NO. 61
SATURNA INVESTMENT TRUST
(Exact Name of Registrant as Specified in Charter)
1300 North State Street
Bellingham, Washington 98225-4730
(Address of Principal Executive Offices)
Registrant's Telephone Number – (360) 594-9900
Jane K. Carten
1300 North State Street
Bellingham, Washington 98225-4730
(Name and Address of Agent for Service)
It is proposed that this filing will become effective
[ X ] Immediately upon filing pursuant to paragraph (b)
[   ] on _________ pursuant to paragraph (b)
[   ] 60 days after filing pursuant to paragraph (a)(1)
[   ] on _________ pursuant to paragraph (a)(1)
[   ] 75 days after filing pursuant to paragraph (a)(2)
[   ] on _________ pursuant to paragraph (a)(2) of rule 485
If appropriate, check the following box:
[   ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PART A

PROSPECTUS

Sextant Growth Fund
Investor Z	(SSGFX) (SGZFX)
Sextant International Fund
Investor Z	(SSIFX) (SIFZX)
Sextant Core Fund (SCORX)
Sextant Short-Term Bond Fund (STBFX)
Sextant Bond Income Fund (SBIFX)
Sextant Global High Income Fund (SGHIX)

Sextant Mutual Funds

Prospectus

March 30, 2022
Please read this Prospectus and keep it for future reference. It is designed to provide important information and to help investors decide if the Funds' goals match their own.
Neither the Securities and Exchange Commission nor any state securities authority has approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
The Sextant Funds are series of Saturna Investment Trust.

Sextant Growth Fund

SSGFX/SGZFX

Investment Objective
Long-term capital growth.

Fees and Expenses
This section describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Shareowner Fees
None.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Investor Shares		Z Shares
Management Fees (vary with performance)	0.32%	0.32%
Distribution (12b-1) Fees	0.25%	None
Other Expenses	0.17%	0.19%
Total Annual Fund Operating Expenses	0.74%	0.51%
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions, your costs would be:
1 year	3 years	5 years	10 years
Investor Shares
$76	$237	$411	$918
Z Shares
$52	$164	$285	$640
Portfolio Turnover
The Fund may have transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 17.94% of the average value of its portfolio.

Principal Investment Strategies
The Fund seeks long-term capital growth by investing in common stocks of US companies. The Fund diversifies its investments across industries and companies. The Fund looks for companies with growing revenues and earnings, favoring companies trading for less than the adviser's assessment of intrinsic value, which typically means companies with low price/earning multiples, low price to cash flow, and higher dividend yields. The Fund principally invests in securities of companies with market capitalizations greater than $1 billion.

Principal Risks of Investing
Market risk: The value of the Fund's shares rises and falls as the market value of the securities in which the Fund invests goes up and down. The market value of securities will fluctuate, sometimes significantly and unpredictably, with stocks generally being more volatile than bonds. When you redeem your shares, they may be worth more or less than what you paid for them. Only consider investing in the Fund if you are willing to accept the risk that you may lose money.
Equity securities risk: Equity securities may experience significant volatility in response to economic or market conditions or adverse events that affect a particular industry, sector, or company. Larger companies may have slower rates of growth as compared to smaller, faster-growing companies. Smaller companies may have more limited financial resources, products, or services, and tend to be more sensitive to changing economic or market conditions.
Growth investing risk: The Fund may invest in growth stocks, which may be more volatile than slower-growing value stocks, especially when market expectations are not met.
Liquidity risk: Liquidity risk exists when particular investments are difficult to sell and may be more difficult to value. If the Fund is forced to sell these investments during unfavorable conditions to meet redemptions or for other cash needs, the Fund may lose money on its investments. As a result, the Fund may be unable to achieve its objective.
Technology sector risk: The information technology industries may be affected by technological obsolescence, short product cycles, falling prices and profits, competitive pressures and general market conditions. For example, rapid advances in science and technology might cause existing products to become obsolete, and the Fund's returns could suffer to the extent it holds an affected company's shares. Additionally, technology companies are dependent upon consumer and business acceptance as new technologies evolve.

Sextant Growth Fund

SSGFX/SGZFX

Performance
Annual Total Return
The following bar chart presents the calendar year total returns of the Fund's Investor Shares before taxes. The bar chart provides an indication of the risks of investing in the Fund by showing changes in performance from year to year. A fund's past performance (before and after taxes) is not a guarantee of how a fund will perform in the future.
Performance data current to the most recent month-end and quarter-end are available at www.sextantfunds.com.

Best Quarter	Q2 2020	25.45%
Worst Quarter	Q4 2018	-16.00%
Average Annual Total Returns
The table below presents the average annual returns for the Fund and provides an indication of the risks of investing in the Fund by showing how the Fund's average annual returns for 1, 5, and 10 years and for the Life of the Fund compare to those of a broad-based market index.
Periods ended December 31, 2021
	1 Year	5 Years	10 Years	Life of Fund
Growth Fund Investor Shares (SSGFX)
Return before taxes	22.99%	21.88%	16.00%	9.86%A
Return after taxes on distributions	20.17%	20.54%	14.65%	9.30%A
Return after taxes on distributions and sale of Fund shares	14.14%	17.12%	12.24%	7.63%A
Growth Fund Z Shares (SGZFX)
Return before taxes	23.31%	n/a	n/a	21.11%B
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	28.71%	18.45%	16.53%	17.86%B
A Sextant Growth Fund Investor Shares began operations April 1, 1987.
B Sextant Growth Fund Z Shares began operations June 2, 2017, and the Life of Fund return for the S&P 500 Index is shown since this date.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Sextant Growth Fund

SSGFX/SGZFX

Investment Adviser

Saturna Capital Corporation is the Fund's investment adviser.

Portfolio Managers

Mr. Scott F. Klimo CFA®, a portfolio manager and the chief investment officer of Saturna Capital Corporation, is the person primarily responsible for the day-to-day management of the Fund, which he has managed since 2015. Mr. Christopher E. Paul MBA, CFA®, a portfolio manager and senior investment analyst of Saturna Capital Corporation, is the deputy portfolio manager, a role he assumed in 2018.

Purchase and Sale of Fund Shares

You may open an account and purchase shares by sending a completed application, a photocopy of a government-issued identity document, and a check made payable to the Sextant Growth Fund. Z Shares will be purchased by default if no share class is specified at the time of purchase.
The minimum initial investment for both Investor Shares and Z Shares is $1,000 (for tax-sheltered accounts, there is no minimum).
Shareowners may purchase additional shares at any time in minimum amounts of $25.
Shareowners may redeem shares on any business day by several methods:
Written request
Write:   Sextant Mutual Funds
            Box N
            Bellingham, WA 98227-0596
Or Fax: 360-734-0755
Telephone request
Call: 800-728-8762 or 360-734-9900
Online
Visit: www.sextantfunds.com

Tax Information

Any distributions you receive from the Fund may be taxed as ordinary income, qualified dividend income, or capital gains.

Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Sextant International Fund

SSIFX/SIFZX

Investment Objective
Long-term capital growth.

Fees and Expenses
This section describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Shareowner Fees
None.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Investor Shares		Z Shares
Management Fees (vary with performance)	0.43%	0.43%
Distribution (12b-1) Fees	0.25%	None
Other Expenses	0.25%	0.29%
Total Annual Fund Operating Expenses	0.93%	0.72%
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions, your costs would be:
1 year	3 years	5 years	10 years
Investor Shares
$95	$296	$515	$1,143
Z Shares
$74	$230	$401	$894
Portfolio Turnover
The Fund may have transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 21.93% of the average value of its portfolio.

Principal Investment Strategies
The Fund diversifies its investments among many countries, predominantly those with mature markets (such as Europe and Canada). The Fund invests at least 65% of its net assets in companies with their headquarters, and at least half of their assets and earnings, outside the US. The Fund diversifies its investments across industries, companies, and countries. The Fund looks for companies with growing revenues and earnings, favoring companies trading for less than the adviser's assessment of intrinsic value, which typically means companies with low price/earning multiples, low price to cash flow, and higher dividend yields. The Fund principally invests in securities of companies with market capitalizations greater than $1 billion.

Principal Risks of Investing
Market risk: The value of the Fund's shares rises and falls as the market value of the securities in which the Fund invests goes up and down. The market value of securities will fluctuate, sometimes significantly and unpredictably, with stocks generally being more volatile than bonds. When you redeem your shares, they may be worth more or less than what you paid for them. Only consider investing in the Fund if you are willing to accept the risk that you may lose money.
Equity securities risk: Equity securities may experience significant volatility in response to economic or market conditions or adverse events that affect a particular industry, sector, or company. Larger companies may have slower rates of growth as compared to smaller, faster-growing companies. Smaller companies may have more limited financial resources, products, or services, and tend to be more sensitive to changing economic or market conditions.
Foreign investing risk: Foreign investing involves risks not normally associated with US securities. These risks include fluctuations in currency exchange rates, less public information about securities, less governmental market supervision, and lack of uniform financial, social, and political standards. Foreign investing heightens the risk of confiscatory taxation, seizure or nationalization of assets, currency controls, trading suspensions, or adverse political or social developments that affect investments.
Emerging markets risk: There are heightened risks when investing in emerging markets, which are generally less liquid and more volatile than more developed securities markets. These risks include greater political or economic uncertainties; delays and disruptions in securities settlement procedures; weaker corporate governance, accounting, auditing and financial reporting standards; and less publicly available information about issuers. Emerging market countries' governments may also be more likely to impose capital controls or nationalize an industry.

Sextant International Fund

SSIFX/SIFZX

Liquidity risk: Liquidity risk exists when particular investments are difficult to sell and may be more difficult to value. If the Fund is forced to sell these investments during unfavorable conditions to meet redemptions or for other cash needs, the Fund may lose money on its investments. As a result, the Fund may be unable to achieve its objective.
Technology sector risk: The information technology industries may be affected by technological obsolescence, short product cycles, falling prices and profits, competitive pressures and general market conditions. For example, rapid advances in science and technology might cause existing products to become obsolete, and the Fund's returns could suffer to the extent it holds an affected company's shares. Additionally, technology companies are dependent upon consumer and business acceptance as new technologies evolve.
Large transaction risk: A significant percentage of the Fund's shares may be owned or controlled by the Adviser and its affiliates or other large shareholders. Accordingly, the Fund is subject to the potential for large-scale inflows and outflows as a result of purchases and redemptions of its shares by such shareholders. These inflows and outflows could negatively affect the Fund's net asset value and performance.

Performance
Annual Total Return
The following bar chart presents the calendar year total returns of the Fund's Investor Shares before taxes. The bar chart provides an indication of the risks of investing in the Fund by showing changes in performance from year to year. A fund's past performance (before and after taxes) is not a guarantee of how a fund will perform in the future.
Performance data current to the most recent month-end and quarter-end are available at www.sextantfunds.com.
Best Quarter	Q2 2020	18.46%
Worst Quarter	Q1 2020	-20.85%
Average Annual Total Returns
The table below presents the average annual returns for the Fund and provides an indication of the risks of investing in the Fund by showing how the Fund's average annual returns for 1, 5, and 10 years and for the Life of the Fund compare to those of a broad-based market index.
Periods ended December 31, 2021
	1 Year	5 Years	10 Years	Life of Fund
International Fund Investor Shares (SSIFX)
Return before taxes	17.51%	15.64%	8.88%	8.18%A
Return after taxes on distributions	15.38%	14.20%	8.04%	7.67%A
Return after taxes on distributions and sale of Fund shares	11.40%	11.74%	6.64%	6.67%A
International Fund Z Shares (SIFZX)
Return before taxes	17.64%	n/a	n/a	14.26%B
MSCI EAFE Index
(reflects no deduction for fees, expenses, or taxes)	11.78%	10.06%	8.53%	7.49%B
A Sextant International Fund Investor Shares began operations September 28, 1995.
B Sextant International Fund Z Shares began operations June 2, 2017, and the Life of Fund return for the MSCI EAFE Index is shown since this date.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Sextant International Fund

SSIFX/SIFZX

Investment Adviser

Saturna Capital Corporation is the Fund's investment adviser.

Portfolio Managers

Mr. Christopher E. Paul MBA, CFA®, portfolio manager and senior investment analyst of Saturna Capital Corporation, is the person primarily responsible for the day-to-day management of the Fund, which he has managed since 2020. Mr. Christopher W. Lang CFA®, a portfolio manager and investment analyst of Saturna Capital Corporation, has been the deputy portfolio manager since 2020.

Purchase and Sale of Fund Shares

You may open an account and purchase shares by sending a completed application, a photocopy of a government-issued identity document, and a check made payable to the Sextant International Fund. Z Shares will be purchased by default if no share class is specified at the time of purchase.
The minimum initial investment for both Investor Shares and Z Shares is $1,000 (for tax-sheltered accounts, there is no minimum).
Shareowners may purchase additional shares at any time in minimum amounts of $25.
Shareowners may redeem shares on any business day by several methods:
Written request
Write:   Sextant Mutual Funds
            Box N
            Bellingham, WA 98227-0596
Or Fax: 360-734-0755
Telephone request
Call: 800-728-8762 or 360-734-9900
Online
Visit: www.sextantfunds.com

Tax Information

Any distributions you receive from the Fund may be taxed as ordinary income, qualified dividend income, or capital gains.

Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Sextant Core Fund

SCORX

Investment Objective
Long-term appreciation and capital preservation.

Fees and Expenses
This section describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Shareowner Fees
None.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees (vary with performance)	0.33%
Other Expenses	0.24%
Total Annual Fund Operating Expenses	0.57%
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions, your costs would be:
1 year	3 years	5 years	10 years
$58	$182	$317	$710
Portfolio Turnover
The Fund may have transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 14.44% of the average value of its portfolio.

Principal Investment Strategies
The Fund invests in a mix of equity and debt securities. It normally invests 40% of its assets in equity securities of US companies, 20% in foreign equity securities, and 40% in investment-grade fixed-income securities (those rated BBB or higher, including government and convertible bonds) including money market instruments and cash. When selecting equities, the Fund follows a value investment style and principally invests in income-producing securities of companies with market capitalizations greater than $5 billion.

Principal Risks of Investing
Market risk: The value of the Fund's shares rises and falls as the market value of the securities in which the Fund invests goes up and down. The market value of securities will fluctuate, sometimes significantly and unpredictably, with stocks generally being more volatile than bonds. When you redeem your shares, they may be worth more or less than what you paid for them. Only consider investing in the Fund if you are willing to accept the risk that you may lose money.
Equity securities risk: Equity securities may experience significant volatility in response to economic or market conditions or adverse events that affect a particular industry, sector, or company. Larger companies may have slower rates of growth as compared to smaller, faster-growing companies. Smaller companies may have more limited financial resources, products, or services, and tend to be more sensitive to changing economic or market conditions.
Interest rate risk: Investing in bonds includes the risk that as interest rates rise, bond prices will fall. Conversely, during periods of declining interest rates bond prices generally rise, but bond issuers may call or prepay the bond and reissue debt at lower interest rates. The longer a bond's maturity, the more sensitive the bond is to interest rate changes. The risks associated with changing interest rates may have unpredictable effects on bond markets, the liquidity of bonds, and the Fund's investments.
Credit risk: Investing in bonds includes the risk that an issuer will not pay interest or principal when due, or the issuer may default altogether. If an issuer's credit quality is perceived to decline, the value and liquidity of the issuer's bonds may also decline.
Foreign investing risk: Foreign investing involves risks not normally associated with US securities. These risks include fluctuations in currency exchange rates, less public information about securities, less governmental market supervision, and lack of uniform financial, social, and political standards. Foreign investing heightens the risk of confiscatory taxation, seizure or nationalization of assets, currency controls, trading suspensions, or adverse political or social developments that affect investments.

Sextant Core Fund

SCORX

Liquidity risk: Liquidity risk exists when particular investments are difficult to sell and may be more difficult to value. If the Fund is forced to sell these investments during unfavorable conditions to meet redemptions or for other cash needs, the Fund may lose money on its investments. As a result, the Fund may be unable to achieve its objective.
Large transaction risk: A significant percentage of the Fund's shares may be owned or controlled by the Adviser and its affiliates or other large shareholders. Accordingly, the Fund is subject to the potential for large-scale inflows and outflows as a result of purchases and redemptions of its shares by such shareholders. These inflows and outflows could negatively affect the Fund's net asset value and performance.

Performance
Annual Total Return
The following bar chart presents the calendar year total returns of the Fund before taxes. The bar chart provides an indication of the risks of investing in the Fund by showing changes in performance from year to year. A fund's past performance (before and after taxes) is not a guarantee of how a fund will perform in the future.
Performance data current to the most recent month-end and quarter-end are available at www.sextantfunds.com.

Best Quarter	Q2 2020	11.65%
Worst Quarter	Q1 2020	-11.94%
Average Annual Total Returns
The table below presents the average annual returns for the Fund and provides an indication of the risks of investing in the Fund by showing how the Fund's average annual returns for 1, 5, and 10 years and for the Life of the Fund compare to those of a broad-based market index.
Periods ended December 31, 2021
	1 Year	5 Years	10 Years	Life of FundA
Return before taxes	12.11%	10.16%	7.25%	9.86%
Return after taxes on distributions	11.37%	9.56%	6.62%	5.17%
Return after taxes on distributions and sale of Fund shares	7.74%	7.91%	5.53%	4.32%
Dow Jones Moderate US Portfolio Index
(reflects no deduction for fees, expenses, or taxes)	9.40%	9.70%	8.52%	6.54%
A Sextant Core Fund began operations March 30, 2007.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Sextant Core Fund

SCORX

Investment Adviser

Saturna Capital Corporation is the Fund's investment adviser.

Portfolio Managers

Mr. Christopher E. Paul MBA, CFA®, and Mr. Bryce R. Fegley MS, CIPM®, CFA®, both portfolio managers and senior investment analysts of Saturna Capital Corporation, are the persons jointly and primarily responsible for the day-to-day management of the Fund. Mr. Paul is responsible for the equity portion of the portfolio, which he has managed since 2016. Mr. Fegley is responsible for the bond portion of the portfolio, which he has managed since 2020.

Purchase and Sale of Fund Shares

You may open an account and purchase shares by sending a completed application, a photocopy of a government-issued identity document, and a check made payable to the Sextant Core Fund.
The minimum initial investment is $1,000 (for tax-sheltered accounts, there is no minimum).
Shareowners may purchase additional shares at any time in minimum amounts of $25.
Shareowners may redeem shares on any business day by several methods:
Written request
Write:   Sextant Mutual Funds
            Box N
            Bellingham, WA 98227-0596
Or Fax: 360-734-0755
Telephone request
Call: 800-728-8762 or 360-734-9900
Online
Visit: www.sextantfunds.com

Tax Information

Any distributions you receive from the Fund may be taxed as ordinary income, qualified dividend income, or capital gains.

Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Sextant Short-Term Bond Fund

STBFX

Investment Objective
Capital preservation and current income.

Fees and Expenses
This section describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Shareowner Fees
None.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees (vary with performance)	0.38%
Other Expenses	0.28%
Total Annual Fund Operating Expenses	0.66%
Fee Waiver and Expense Reimbursement	-0.06%
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement	0.60%
The adviser has committed through March 31, 2023, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's net operating expenses, excluding brokerage commissions, interest, taxes, and extraordinary expenses, do not exceed the net operating expense ratio of 0.60%. This expense limitation agreement may be changed or terminated only with approval of the Board of Trustees.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions, your costs would be:
1 year	3 years	5 years	10 years
$67	$210	$366	$819
Portfolio Turnover
The Fund may have transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 28.85% of the average value of its portfolio.

Principal Investment Strategies
The Fund invests at least 80% of its net assets in short-term bonds, including corporate and government bonds. Under normal circumstances, the Fund's dollar-weighted average maturity does not exceed three years. The Fund invests at least 65% of net assets in bonds rated within the three highest grades (AAA, AA, or A) and may not invest in a bond rated at the time of purchase below the fourth-highest grade (BBB).

Principal Risks of Investing
Market risk: The value of the Fund's shares rises and falls as the market value of the securities in which the Fund invests goes up and down. The market value of securities will fluctuate, sometimes significantly and unpredictably, with stocks generally being more volatile than bonds. When you redeem your shares, they may be worth more or less than what you paid for them. Only consider investing in the Fund if you are willing to accept the risk that you may lose money.
Interest rate risk: Investing in bonds includes the risk that as interest rates rise, bond prices will fall. Conversely, during periods of declining interest rates bond prices generally rise, but bond issuers may call or prepay the bond and reissue debt at lower interest rates. The longer a bond's maturity, the more sensitive the bond is to interest rate changes. The risks associated with changing interest rates may have unpredictable effects on bond markets, the liquidity of bonds, and the Fund's investments.
Credit risk: Investing in bonds includes the risk that an issuer will not pay interest or principal when due, or the issuer may default altogether. If an issuer's credit quality is perceived to decline, the value and liquidity of the issuer's bonds may also decline.
Liquidity risk: Liquidity risk exists when particular investments are difficult to sell and may be more difficult to value. If the Fund is forced to sell these investments during unfavorable conditions to meet redemptions or for other cash needs, the Fund may lose money on its investments. As a result, the Fund may be unable to achieve its objective.
Large transaction risk: A significant percentage of the Fund's shares may be owned or controlled by the Adviser and its affiliates or other large shareholders. Accordingly, the Fund is subject to the potential for large-scale inflows and outflows as a result of purchases and redemptions of its shares by such shareholders. These inflows and outflows could negatively affect the Fund's net asset value and performance.

Sextant Short-Term Bond Fund

STBFX

Performance
Annual Total Return
The following bar chart presents the calendar year total returns of the Fund before taxes. The bar chart provides an indication of the risks of investing in the Fund by showing changes in performance from year to year. A fund's past performance (before and after taxes) is not a guarantee of how a fund will perform in the future.
Performance data current to the most recent month-end and quarter-end are available at www.sextantfunds.com.

Best Quarter	Q2 2020	2.99%
Worst Quarter	Q1 2013	-0.90%
Average Annual Total Returns
The table below presents the average annual returns for the Fund and provides an indication of the risks of investing in the Fund by showing how the Fund's average annual returns for 1, 5, and 10 years and for the Life of the Fund compare to those of a broad-based market index.
Periods ended December 31, 2021
	1 Year	5 Years	10 Years	Life of FundA
Return before taxes	-1.10%	1.56%	1.24%	3.18%
Return after taxes on distributions	-1.52%	0.97%	0.69%	1.97%
Return after taxes on distributions and sale of Fund shares	-1.52%	0.95%	0.68%	1.61%
FTSE USBIG Govt/Corp 1-3 Year Bond Index
(reflects no deduction for fees, expenses, or taxes)	-0.45%	1.84%	1.36%	3.47%
A Sextant Short-Term Bond Fund began operations September 28, 1995.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Sextant Short-Term Bond Fund

STBFX

Investment Adviser

Saturna Capital Corporation is the Fund's investment adviser.

Portfolio Managers

Mr. Levi Stewart Zurbrugg MBA, CPA®, CFA®, a portfolio manager and senior investment analyst of Saturna Capital Corporation, is the person primarily responsible for the day-to-day management of the Fund, which he has managed since 2020. Ms. Elizabeth Alm CFA®, a portfolio manager and senior investment analyst of Saturna Capital Corporation, is the deputy portfolio manager, a role she assumed in 2020.

Purchase and Sale of Fund Shares

You may open an account and purchase shares by sending a completed application, a photocopy of a government-issued identity document, and a check made payable to the Sextant Short-Term Bond Fund.
The minimum initial investment is $1,000 (for tax-sheltered accounts, there is no minimum).
Shareowners may purchase additional shares at any time in minimum amounts of $25.
Shareowners may redeem shares on any business day by several methods:
Written request
Write:   Sextant Mutual Funds
            Box N
            Bellingham, WA 98227-0596
Or Fax: 360-734-0755
Telephone request
Call: 800-728-8762 or 360-734-9900
Online
Visit: www.sextantfunds.com

Tax Information

Any distributions you receive from the Fund may be taxed as ordinary income or capital gains.

Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Sextant Bond Income Fund

SBIFX

Investment Objective
Current income.

Fees and Expenses
This section describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Shareowner Fees
None.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees (vary with performance)	0.30%
Other Expenses	0.28%
Total Annual Fund Operating Expenses	0.58%
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions, your costs would be:
1 year	3 years	5 years	10 years
$59	$186	$325	$728
Portfolio Turnover
The Fund may have transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 3.02% of the average value of its portfolio.

Principal Investment Strategies
The Fund invests at least 80% of its net assets in bonds, including corporate and government bonds. Under normal circumstances, the Fund maintains a dollar-weighted average maturity of 10 years or more. The Fund invests at least 65% of net assets in bonds rated within the three highest grades (AAA, AA, or A) and may not invest in a bond rated at the time of purchase below the fourth highest grade (BBB).

Principal Risks of Investing
Market risk: The value of the Fund's shares rises and falls as the market value of the securities in which the Fund invests goes up and down. The market value of securities will fluctuate, sometimes significantly and unpredictably, with stocks generally being more volatile than bonds. When you redeem your shares, they may be worth more or less than what you paid for them. Only consider investing in the Fund if you are willing to accept the risk that you may lose money.
Interest rate risk: Investing in bonds includes the risk that as interest rates rise, bond prices will fall. Conversely, during periods of declining interest rates bond prices generally rise, but bond issuers may call or prepay the bond and reissue debt at lower interest rates. The longer a bond's maturity, the more sensitive the bond is to interest rate changes. The risks associated with changing interest rates may have unpredictable effects on bond markets, the liquidity of bonds, and the Fund's investments.
Credit risk: Investing in bonds includes the risk that an issuer will not pay interest or principal when due, or the issuer may default altogether. If an issuer's credit quality is perceived to decline, the value and liquidity of the issuer's bonds may also decline.
Liquidity risk: Liquidity risk exists when particular investments are difficult to sell and may be more difficult to value. If the Fund is forced to sell these investments during unfavorable conditions to meet redemptions or for other cash needs, the Fund may lose money on its investments. As a result, the Fund may be unable to achieve its objective.
Large transaction risk: A significant percentage of the Fund's shares may be owned or controlled by the Adviser and its affiliates or other large shareholders. Accordingly, the Fund is subject to the potential for large-scale inflows and outflows as a result of purchases and redemptions of its shares by such shareholders. These inflows and outflows could negatively affect the Fund's net asset value and performance.

Sextant Bond Income Fund

SBIFX

Performance
Annual Total Return
The following bar chart presents the calendar year total returns of the Fund before taxes. The bar chart provides an indication of the risks of investing in the Fund by showing changes in performance from year to year. A fund's past performance (before and after taxes) is not a guarantee of how a fund will perform in the future.
Performance data current to the most recent month-end and quarter-end are available at www.sextantfunds.com.

Best Quarter	Q2 2020	5.35%
Worst Quarter	Q1 2021	-6.39%
Average Annual Total Returns
The table below presents the average annual returns for the Fund and provides an indication of the risks of investing in the Fund by showing how the Fund's average annual returns for 1, 5, and 10 years and for the Life of the Fund compare to those of a broad-based market index.
Periods ended December 31, 2021
	1 Year	5 Years	10 Years	Life of FundA
Return before taxes	-2.39%	4.01%	3.26%	4.73%
Return after taxes on distributions	-3.30%	2.82%	2.00%	3.16
Return after taxes on distributions and sale of Fund shares	-3.32%	2.76%	1.88%	2.37%
FTSE US Broad Investment-Grade Bond Index
(reflects no deduction for fees, expenses, or taxes)	-1.60%	3.63%	2.92%	5.16%
A Sextant Bond Income Fund began operations March 1, 1993.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Sextant Bond Income Fund

SBIFX

Investment Adviser

Saturna Capital Corporation is the Fund's investment adviser.

Portfolio Managers

Ms. Elizabeth Alm CFA®, a portfolio manager and senior investment analyst of Saturna Capital Corporation, is the person primarily responsible for the day-to-day management of the Fund, which she has managed since 2020. Mr. Bryce R. Fegley MS, CFA®, CIPM®, a portfolio manager and senior investment analyst of Saturna Capital Corporation, is the deputy portfolio manager, a role he assumed in 2020.

Purchase and Sale of Fund Shares

You may open an account and purchase shares by sending a completed application, a photocopy of a government-issued identity document, and a check made payable to the Sextant Bond Income Fund.
The minimum initial investment is $1,000 (for tax-sheltered accounts, there is no minimum).
Shareowners may purchase additional shares at any time in minimum amounts of $25.
Shareowners may redeem shares on any business day by several methods:
Written request
Write:   Sextant Mutual Funds
            Box N
            Bellingham, WA 98227-0596
Or Fax: 360-734-0755
Telephone request
Call: 800-728-8762 or 360-734-9900
Online
Visit: www.sextantfunds.com

Tax Information

Any distributions you receive from the Fund may be taxed as ordinary income or capital gains.

Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Sextant Global High Income Fund

SGHIX

Investment Objective
High income, with a secondary objective of capital preservation.

Fees and Expenses
This section describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Shareowner Fees
None.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees (vary with performance)	0.32%
Other Expenses	0.46%
Total Annual Fund Operating Expenses	0.78%
Fee Waiver and Expense Reimbursement	-0.03%
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement	0.75%
The adviser has committed through March 31, 2023, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's net operating expenses, excluding brokerage commissions, interest, taxes, and extraordinary expenses, do not exceed the net operating expense ratio of 0.75%. This expense limitation agreement may be changed or terminated only with approval of the Board of Trustees.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions, your costs would be:
1 year	3 years	5 years	10 years
$79	$248	$431	$961
Portfolio Turnover
The Fund may have transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 26.77% of the average value of its portfolio.

Principal Investment Strategies
The Fund invests at least 80% of its net assets in a globally diversified portfolio of income-producing debt and equity securities, including preferred stocks, depositary receipts, and high-yield bonds ("junk bonds"). It applies a consistent, value-oriented approach to security selection, basing investment decisions on current income and expected total return, adjusted for risk. It adjusts allocations to individual securities to manage the portfolio's fundamental risks, such as industry, country, currency, inflation, interest rate, liquidity, and credit cycle risks. In addition, the Fund will attempt to capitalize on periodic stress in leveraged credit markets, which may result in more volatile current income in exchange for more attractive long-term, risk-adjusted total return consistent with its investment objective. When selecting equities, the Fund principally invests in income-producing securities of companies with market capitalizations greater than $5 billion.
Under normal circumstances, the Fund invests its assets as follows:
  No more than 50% in common stocks
  No more than 50% in securities of US issuers
  No more than 50% in bonds rated A3 or higher
  No more than 33% in securities of emerging market issuers

Principal Risks of Investing
Market risk: The value of the Fund's shares rises and falls as the market value of the securities in which the Fund invests goes up and down. The market value of securities will fluctuate, sometimes significantly and unpredictably, with stocks generally being more volatile than bonds. When you redeem your shares, they may be worth more or less than what you paid for them. Only consider investing in the Fund if you are willing to accept the risk that you may lose money.
Equity securities risk: Equity securities may experience significant volatility in response to economic or market conditions or adverse events that affect a particular industry, sector, or company. Larger companies may have slower rates of growth as compared to smaller, faster-growing companies. Smaller companies may have

Sextant Global High Income Fund

SGHIX

more limited financial resources, products, or services, and tend to be more sensitive to changing economic or market conditions.
Interest rate risk: Investing in bonds includes the risk that as interest rates rise, bond prices will fall. Conversely, during periods of declining interest rates bond prices generally rise, but bond issuers may call or prepay the bond and reissue debt at lower interest rates. The longer a bond's maturity, the more sensitive the bond is to interest rate changes. The risks associated with changing interest rates may have unpredictable effects on bond markets, the liquidity of bonds, and the Fund's investments.
Credit risk: Investing in bonds includes the risk that an issuer will not pay interest or principal when due, or the issuer may default altogether. If an issuer's credit quality is perceived to decline, the value and liquidity of the issuer's bonds may also decline.
High yield risk: Investing in bonds that are unrated or rated below investment grade, which are known as "junk bonds," typically offer higher yields to compensate investors for increased credit risk. Issuers of high-yield securities generally are not as strong financially and are more vulnerable to changes that could affect their ability to make interest and principal payments. High-yield securities generally are more volatile and less liquid (harder to sell), which may make such securities more difficult to value.
Foreign investing risk: Foreign investing involves risks not normally associated with US securities. These risks include fluctuations in currency exchange rates, less public information about securities, less governmental market supervision, and lack of uniform financial, social, and political standards. Foreign investing heightens the risk of confiscatory taxation, seizure or nationalization of assets, currency controls, trading suspensions, or adverse political or social developments that affect investments.
Emerging markets risk: There are heightened risks when investing in emerging markets, which are generally less liquid and more volatile than more developed securities markets. These risks include greater political or economic uncertainties; delays and disruptions in securities settlement procedures; weaker corporate governance, accounting, auditing and financial reporting standards; and less publicly available information about issuers. Emerging market countries' governments may also be more likely to impose capital controls or nationalize an industry.
Liquidity risk: Liquidity risk exists when particular investments are difficult to sell and may be more difficult to value. If the Fund is forced to sell these investments during unfavorable conditions to meet redemptions or for other cash needs, the Fund may lose money on its investments. As a result, the Fund may be unable to achieve its objective.
Large transaction risk: A significant percentage of the Fund's shares may be owned or controlled by the Adviser and its affiliates or other large shareholders. Accordingly, the Fund is subject to the potential for large-scale inflows and outflows as a result of purchases and redemptions of its shares by such shareholders. These inflows and outflows could negatively affect the Fund's net asset value and performance.

Performance
Annual Total Return
The following bar chart presents the calendar year total returns of the Fund before taxes. The bar chart provides an indication of the risks of investing in the Fund by showing changes in performance from year to year. A fund's past performance (before and after taxes) is not a guarantee of how a fund will perform in the future.
Performance data current to the most recent month-end and quarter-end are available at www.sextantfunds.com.

Best Quarter	Q4 2020	8.61%
Worst Quarter	Q1 2020	-16.87%

Sextant Global High Income Fund

SGHIX

Average Annual Total Returns
The table below presents the average annual returns for the Fund and provides an indication of the risks of investing in the Fund by showing how the Fund's average annual returns for 1 and 5 years and for the Life of the Fund compare to those of a broad-based market index.
Periods ended December 31, 2021
	1 Year	5 Years	Life of Fund Since 3/30/2012
Return before taxes	10.60%	6.46%	5.15%
Return after taxes on distributions	10.15%	5.24%	3.89%
Return after taxes on distributions and sale of Fund shares	6.68%	4.50%	3.27%
S&P Global 1200 Index
(reflects no deduction for fees, expenses, or taxes)	21.55%	15.40%	12.16%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Adviser

Saturna Capital Corporation is the Fund's investment adviser.

Portfolio Managers

Mr. Bryce R. Fegley MS, CFA®, CIPM®, a portfolio manager and senior investment analyst of Saturna Capital Corporation, is the person primarily responsible for the day-to-day management of the Fund, which he has managed since 2012. Mr. Patrick T. Drum MBA, CFA®, CFP®, a portfolio manager and fixed-income analyst of Saturna Capital Corporation, is the deputy portfolio manager, a role he assumed in 2020.

Purchase and Sale of Fund Shares

You may open an account and purchase shares by sending a completed application, a photocopy of a government-issued identity document, and a check made payable to the Sextant Global High Income Fund.
The minimum initial investment is $1,000 (for tax-sheltered accounts, there is no minimum).
Shareowners may purchase additional shares at any time in minimum amounts of $25.
Shareowners may redeem shares on any business day by several methods:
Written request
Write:   Sextant Mutual Funds
            Box N
            Bellingham, WA 98227-0596
Or Fax: 360-734-0755
Telephone request
Call: 800-728-8762 or 360-734-9900
Online
Visit: www.sextantfunds.com

Tax Information

Any distributions you receive from the Fund may be taxed as ordinary income, qualified dividend income, or capital gains.

Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Investment Objectives

The Growth Fund seeks long-term capital growth.
The International Fund seeks long-term capital growth.
The Core Fund seeks long-term appreciation and capital preservation.
The Short-Term Bond Fund seeks capital preservation and current income.
The Bond Income Fund seeks current income.
The Global High Income Fund seeks high income with a secondary objective of capital preservation.
There can be no guarantee that the investment objectives of a Fund will be realized. These investment objectives may only be changed with approval by vote of a majority of the outstanding shares of a Fund.

Principal Investment Strategies

The Sextant Funds provide basic elements to build a low-expense, balanced investment program. All Sextant Funds seek tax efficiency for their shareowners and reduced trading expenses through low portfolio turnover.
Sextant Growth, International, Core, and Global High Income Funds stock investments emphasize a value approach to investing. The adviser looks for securities it believes offer favorable possibilities for capital appreciation over the next one to four years. In selecting equities, the adviser considers factors such as growth in revenues and earnings, relative price-to-earnings and price to book value ratios, industry position and outlook, and its assessment of management.
Sextant Core, Short-Term Bond, Bond Income, and Global High Income Funds bond investments include:
  Corporate bonds, meaning marketable bonds payable in US dollars, rated at the time of purchase within the four highest grades assigned by a national bond rating agency (e.g., Standard & Poor's: AAA, AA, A, or BBB); except Global High Income Fund, which may invest in higher-yielding, lower-rated bonds ("junk bonds");
  Collateralized or securitized bonds, such as asset-backed securities, mortgage-backed securities, and commercial mortgage-backed securities;
  Government and municipal securities;
  High-quality commercial paper; and
  Bank obligations, including repurchase agreements, of banks having total assets in excess of $1 billion.
Sextant Funds may, from time to time, take temporary defensive positions that are inconsistent with the Funds' principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. Temporary defensive positions that are inconsistent with a Fund's principal investment strategies may protect principal in adverse market conditions but could reduce returns if security prices are increasing. Taking a temporary defensive position may keep a Fund from attaining its investment objective.
Growth Fund
The Growth Fund seeks capital growth by investing in common stocks of US companies. The Fund diversifies its investments across industries and companies. The Fund looks for companies with growing revenues and earnings, favoring companies trading for less than the adviser's assessment of intrinsic value, which typically means companies with low price/earning multiples, low price to cash flow, and higher dividend yields. The Fund principally invests in securities of companies with market capitalizations greater than $1 billion.
International Fund
The International Fund invests in a diversified portfolio of foreign equities of companies with market capitalizations greater than $1 billion, including American Depository Receipts and American Depositary Shares for foreign stocks. The Fund diversifies its investments geographically and by type of securities based on the adviser's evaluation of economic, market, and political trends outside the US. The Fund ordinarily invests in securities of companies representing at least three countries outside the US.
Core Fund
The Core Fund invests in a mix of common stocks and other equity securities of companies with market capitalizations greater than $5 billion, plus bonds and other debt securities including short-term (money market) instruments. Under normal circumstances, the Core Fund invests approximately 40% of its net assets in equities of US companies, 20% in foreign equities including American Depository Receipts and American Depositary Shares, and 40% in investment-grade fixed-income securities (those rated BBB or higher, including government and convertible bonds) including money market instruments and cash.
Short-Term Bond Fund
The Short-Term Bond Fund invests at least 80% of its net assets in short-term bonds, including corporate and government bonds, under normal circumstances. Its dollar-weighted average effective maturity (the sum of the market value of each bond multiplied by its number of years to anticipated maturity, divided by the portfolio's total market value) normally does not exceed three years. Because of the short maturities, it has limited credit risk and interest rate risk. The Fund invests at least 65% of net assets in bonds rated within the three highest grades (AAA, AA, or A) and may not invest in a bond rated at time of purchase below the fourth-highest grade (BBB).

Bond Income Fund
The Bond Income Fund invests at least 80% of its net assets in bonds, including corporate and government bonds, generating current income under normal circumstances. Its dollar-weighted average effective maturity normally exceeds 10 years. Because of its longer average portfolio maturity, the Bond Income Fund may decline substantially should interest rates increase. It also has greater credit risk than the Short-Term Bond Fund. The Fund invests at least 65% of net assets in bonds rated within the three highest grades (AAA, AA, or A) and may not invest in a bond rated at time of purchase below the fourth highest grade (BBB).
Global High Income Fund
The Global High Income Fund invests at least 80% of its net assets in a globally diversified portfolio of income-producing debt and equity securities of companies with market capitalizations greater than $5 billion, including preferred stocks, depositary receipts, and high-yield bonds ("junk bonds"). It applies a consistent, value-oriented approach to security selection, basing investment decisions on current income and expected total return, adjusted for risk. It adjusts allocations to individual securities to manage the portfolio's fundamental risks, such as industry, country, currency, inflation, interest rate, liquidity, and credit cycle risks. In addition, the Fund will attempt to capitalize on periodic stress in leveraged credit markets, which may result in more volatile current income in exchange for more attractive long-term, risk-adjusted total return consistent with its objective. The Fund normally includes securities from at least three countries outside the US.
Under normal circumstances, the Fund invests its assets as follows:
  No more than 50% in common stocks
  No more than 50% in securities of US issuers
  No more than 50% in bonds rated A3 or higher
  No more than 33% in securities of emerging market issuers

Principal Risks

As with any investment in a mutual fund, the value of a Fund's shares rises and falls as the market value of the securities in which the Fund invests goes up and down. When you redeem your shares, they may be worth more or less than what you paid for them. Before you invest in a Fund, you should carefully evaluate the Fund's investment risks in light of your investment goals. Only consider investing in a Fund if you are willing to accept the risk that you may lose money. An investment in a Fund held for longer periods over full market cycles typically provides the best potential for favorable investment returns. The Funds' principal investment strategies include the following principal investment risks.
Sextant Growth, Sextant International, Sextant Core, Sextant Short-Term Bond, Sextant Bond Income, Sextant Global High Income Funds
Market risk: The market value of securities will fluctuate, sometimes significantly and unpredictably, with stocks generally being more volatile than bonds. The securities markets are also susceptible to data imprecision, technology malfunctions, operational errors, and similar factors that may adversely affect a single issuer, a group of issuers, an industry, or the market as a whole. Changes in value may be temporary or may last for extended periods. A slow-growing economy or a recessionary environment may adversely impact securities markets and prices of securities in which the Funds invest. Economies and financial markets throughout the world are becoming increasingly interconnected. Local, regional, or global events such as war, acts of terrorism, the spread of infectious disease or other public health issues, or other events could have a significant impact on the Funds and their investments. As a result, events or conditions that impact the economies or securities markets may adversely impact the Funds even if they are not invested primarily in those economies or markets.
Liquidity risk: Liquidity risk exists when particular investments are difficult to sell and may be more difficult to value. If a Fund is forced to sell these investments during unfavorable conditions to meet redemptions or for other cash needs, a Fund may lose money on its investments. The risk of loss may increase depending on the size and frequency of redemptions and whether redemptions occur during market turmoil or declining prices. The Fund may be unable to sell its less liquid securities at its desired price. The purchase price and subsequent valuation of less liquid securities typically reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists. Reduced liquidity may result from a drop in overall market trading volume, an inability to find a ready buyer, or legal restrictions on the securities' resale.
Sextant Growth, Sextant International, Sextant Core, Sextant Global High Income Funds
Equity securities risk: Equity securities may experience significant volatility in response to economic or market conditions or adverse events that affect a particular industry, sector, or company. Larger companies may have slower rates of growth as compared to smaller, faster-growing companies. Smaller companies may have more limited financial resources, products, or services, and tend to be more sensitive to changing economic or market conditions. Growth stocks, which tend to trade based on future earnings expectations, may be more volatile than slower-growing value stocks, especially when market expectations are not met.

Growth investing risk: The Funds may invest in growth stocks, which may be more volatile than slower-growing value stocks. Growth stocks typically trade at higher multiples of current earnings than other stocks, which may lead to inflated prices. Growth stocks often are more sensitive to market fluctuations than other securities because their market prices are highly sensitive to future earnings expectations. At times when it appears that these expectations may not be met, growth stocks' prices typically fall and declines may be significant when a stock had been supported by significant investor speculation. During market cycles when growth investing is out of favor, selling growth stocks at desired prices may be more difficult.
Sextant Growth, Sextant International Funds
Technology sector risk: The Funds' investments in technology companies exposes the Funds to risks. For example, rapid advances in science and technology might cause existing products to become obsolete, and the Fund's returns could suffer to the extent it holds an affected company's shares. A number of technology companies engaged in consumer-facing activities are potentially subject to more aggressive government regulation and intervention in their traditional business activities. This fact may affect a company's overall profitability and cause its stock price to be more volatile. Additionally, technology companies are dependent upon consumer and business acceptance as new technologies evolve.
Sextant Core, Sextant Short-Term Bond, Sextant Bond Income, Sextant Global High Income Funds
Interest rate risk: Investing in bonds includes the risk that as interest rates rise, bond prices will fall. The longer a bond's maturity, the more sensitive the bond is to interest rate changes. A bond's sensitivity to interest rate changes often is measured by a bond's duration.
As levels of interest rates fluctuate, bonds with longer durations generally have larger price changes than bonds with shorter durations.
The historically low interest rate environment heightens the risks associated with rising interest rates. A rising interest rate environment may adversely impact the liquidity of bonds and lead to increased volatility of bond markets. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation, and changes in general economic conditions. Interest rates are currently historically low, even negative, as government policies artificially support bond prices. Future changes in governments and their fiscal and monetary policies could lower bond prices.
Call risk: Bonds with embedded callable options also contain an element of prepayment or call risk. When interest rates decline, issuers can retire their debt and reissue bonds at a lower interest rate. This hurts investors because yields available for reinvestment will have declined and upward price mobility on callable bonds is generally limited by the call price.
Credit risk: Investing in bonds includes the risk that an issuer will not pay interest or principal when due, or the issuer may default altogether. If an issuer's credit quality is perceived to decline, the value and liquidity of the issuer's bonds may also decline. The perceived credit of a bond issuer, and hence the price of its bonds, varies for many reasons including profits of a business, the willingness of government units to pay their obligations, and unforeseen liabilities such as increased pension plan obligations resulting from low interest rate earnings assumptions.
Sextant International, Sextant Core, Sextant Short-Term Bond, Sextant Bond Income, Sextant Global High Income Funds
Large transaction risk: A significant percentage of the Fund's shares may be owned or controlled by the Adviser and its affiliates or other large shareholders. Accordingly, the Fund is subject to the potential for large-scale inflows and outflows as a result of purchases and redemptions of its shares by such shareholders. These inflows and outflows could negatively affect the Fund's net asset value and performance.
Sextant International Fund
Regional focus risk: The Fund may invest a significant portion of its assets in companies in a specific region, subjecting the Fund to greater risks of adverse developments in that region and/or the surrounding regions than a fund that is more broadly diversified geographically. Political, social, or economic disruptions in the region, even in countries in which the Fund is not invested, may adversely affect the value of investments held by the Fund. This risk increases to the extent the Fund focuses on issuers in a limited number of countries in a region.
Sextant International, Sextant Core, Sextant Global High Income Funds
Foreign investing risk: Foreign investing involves risks not normally associated with US securities. These risks include fluctuations in currency exchange rates, less public information about securities, less governmental market supervision, and lack of uniform financial, social, and political standards. Foreign investing heightens the risk of confiscatory taxation, seizure or nationalization of assets, currency controls, trading suspensions, or adverse political or social developments that affect investments. Trading of foreign securities may be suspended, either by the issuers themselves, by an exchange, by governmental authorities or by sanctions. Suspensions may last for significant periods of time, during which trading may be halted.

Sextant International, Sextant Global High Income Funds
Emerging markets risk: There are heightened risks when investing in emerging markets, which are generally less liquid and more volatile than more developed securities markets. These risks include greater political or economic uncertainties; delays and disruptions in securities settlement procedures; weaker corporate governance, accounting, auditing and financial reporting standards; and less publicly available information about issuers. Emerging market countries' governments may also be more likely to impose capital controls or nationalize an industry. The likelihood of suspensions of issuers traded on foreign exchanges may be higher for securities of issuers in emerging or less-developed market countries than in countries with more developed markets.
Sextant Global High Income Fund
High yield risk: Investing in bonds that are unrated or rated below investment grade, which are known as "junk bonds," typically offer higher yields to compensate investors for increased credit risk. Issuers of high-yield securities generally are not as strong financially and are more vulnerable to economic and market changes that could affect their ability to make interest and principal payments as expected. High-yield securities generally are more volatile and less liquid (harder to sell), which may make such securities more difficult to value.
LIBOR transition risk: The Funds may hold investments in floating rate bonds that were referenced to an interest rate called the London Inter-Bank Offered Rate (LIBOR), which was generally sunset in 2021 and replaced with a different reference rate called the Secured Overnight Financing Rate (SOFR). The risks associated with changing reference interest rates may have unpredictable effects on bond markets, the liquidity of bonds, income received from these investments, and the Funds' investments.
Liquidity Program (All Funds)
The Funds may participate in the ReFlow Fund, LLC ("ReFlow") liquidity program. This program is designed to provide an alternative liquidity source on days where redemptions of Fund shares exceed purchases. Under the program, ReFlow is available to provide cash to the Funds to meet all, or a portion, of daily net shareowner redemptions. ReFlow provides this cash by purchasing shares of the Sextant Core Fund, Sextant Short-Term Bond Fund, Sextant Bond Income Fund, Sextant Global High Income Fund, and Z Shares of the Sextant Growth Fund and Sextant International Fund at net asset value and ReFlow will not be subject to any investment minimum applicable to such shares. Following purchases of Fund shares, ReFlow then generally redeems those shares when the Fund experiences net sales, at the end of a maximum holding period determined by ReFlow (currently 14 days) or at other times at ReFlow's discretion. While ReFlow holds Fund shares, it will have the same rights and privileges with respect to those shares as any other shareowner.
For use of the ReFlow service, a participating Fund pays a fee to ReFlow each time it purchases Fund shares, calculated by applying to the purchase amount a fee rate determined through an automated daily "Dutch auction" among other participating mutual funds seeking liquidity that day. The current minimum fee rate is 0.20% of the value of the Fund shares purchased by ReFlow, although the Fund may submit a bid at a higher fee rate if it determines that doing so is in the best interest of Fund shareowners. Such a fee is allocated among a Fund's share classes based on relative net assets. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a Fund.
ReFlow will periodically redeem its entire share position in the Fund and request that such redemption be met in kind in accordance with the Fund's in-kind redemption policies described under "Purchase and Sale of Fund Shares" below. Investments in the Fund by ReFlow in connection with the ReFlow liquidity program are not subject to the policy described in the "Frequent Trading Policy" section below. The adviser believes that the program has advantages over more conventional alternatives for meeting the Funds' liquidity needs, which typically involve selling portfolio securities and/or liquidating cash reserves. When ReFlow redeems in kind, it is anticipated that the use of the program will reduce a Fund's realization of capital gains.
Operational Risk (All Funds)
Cybersecurity risk: The risk of a cybersecurity incident arises as a result of an overall increase in deliberate attacks and the rapidly evolving nature of such attacks. Such an attack may seek to gain unauthorized access to electronic systems for purposes of obtaining nonpublic personally identifiable information or proprietary information or causing operational disruption. Saturna cannot control the cybersecurity systems of third party service providers or issuers and, therefore, a cybersecurity incident that impacts a company with which Saturna or the Funds do business may also impact Fund shareowners. While Saturna has established internal risk management measures designed to identify, protect against, detect, respond to, and recover from cybersecurity incidents, no program can guarantee that all threats and vulnerabilities have been eliminated. There currently is no insurance policy available to cover all of the potential risk of loss that may result from or is associated with a cyber attack. Unless specifically agreed by Saturna Capital separately or as may be required by law, Saturna and the Funds are neither guarantors against, nor obligors for, any damages resulting from a cyber-related incident.
Please refer to the Trust's Statement of Additional Information for further details about the risks of investing in the Funds.

Investment Information

Shareowners receive a Sextant Mutual Funds financial report showing the investment returns, portfolios, income, and expenses of each Fund every six months. The audited financial statements of each Fund for the year ended November 30, 2021, included in the Funds' Annual Report, are available upon request. Investors may obtain current share prices daily on financial information websites, by calling toll-free 1-800-728-8762, on electronic quotation systems, and at www.sextantfunds.com. The following symbols can be used to obtain quotations and other information:
Sextant Growth Fund
Investor Shares	SSGFX	Z Shares	SGZFX
Sextant International Fund
Investor Shares	SSIFX	Z Shares	SIFZX
Sextant Core Fund			SCORX
Sextant Short-Term Bond Fund			STBFX
Sextant Bond Income Fund			SBIFX
Sextant Global High Income Fund			SGHIX
This Prospectus, financial reports, performance information, month-end portfolio holdings, proxy voting records, and other useful information are also available without charge at www.sextantfunds.com. Portfolio holdings are provided each month-end online (see the Statement of Additional Information for a description of portfolio disclosure policies).

Investment Adviser

Saturna Capital Corporation, 1300 N. State Street, Bellingham, Washington 98225 is Saturna Investment Trust's (the "Trust") investment adviser and administrator ("Saturna Capital" or the "adviser"). Founded in 1989, Saturna Capital has approximately $6.7 billion in assets under management (as of December 31, 2021). It is also the adviser to other funds of the Saturna Investment Trust, the Amana Mutual Funds Trust, and to separately managed accounts. Saturna Capital's wholly-owned subsidiary in Malaysia manages separate accounts and investment funds. Another wholly-owned subsidiary, Saturna Environmental Corporation, owns an environmental education camp.
Mr. Scott F. Klimo CFA®, portfolio manager of Sextant Growth Fund, joined Saturna Capital in 2012 as director of research. Mr. Klimo is vice president and chief investment officer of Saturna Capital, and a deputy portfolio manager of Amana Income and Amana Developing World Funds. As Saturna Capital's chief investment officer, he oversees Saturna's portfolio management and investment analyst staff worldwide. From 2001 to 2011, he served as a senior investment analyst, research director, and portfolio manager at Avera Global Partners/Security Global Investors.
Mr. Bryce R. Fegley CFA®, MS, CIPM®, portfolio manager of Sextant Global High Income Fund and bond portfolio manager of Sextant Core Fund, joined Saturna Capital in 2001. For Saturna Capital he has worked in brokerage, investment research, and its Malaysian investment advisory subsidiary.
Mr. Christopher E. Paul MBA, CFA®, portfolio manager of Sextant International Fund and equity portfolio manager of Sextant Core Fund, joined Saturna Capital in 2016. From 2008 to 2015, Mr. Paul served as the Director of Research with Cannell Capital. Mr. Paul's experience includes research and management positions at asset management firms and investment banks, as well as finance and operations roles at technology companies.
Ms. Elizabeth Alm CFA®, portfolio manager of Sextant Bond Income Fund, joined Saturna Capital in 2018. Ms. Alm is also portfolio manager of the Idaho Tax-Exempt Fund and deputy portfolio manager of the Sextant Short-Term Bond, Saturna Sustainable Bond, and Amana Participation Funds. From 2007 to 2018, Ms. Alm was a senior research analyst with Wells Fargo Asset Management focusing on high-yield municipal bonds.
Mr. Levi Stewart Zurbrugg MBA, CPA®, CFA®, portfolio manager of the Sextant Short-Term Bond Fund, joined Saturna Capital in 2019. From 2014 to 2017, Mr. Stewart Zurbrugg served as a sector analyst for Sustainability Accounting Standards Board.
Mr. Christopher W. Lang CFA®, deputy portfolio manager of Sextant International Fund, joined Saturna Capital in 2005. Mr. Lang is also the deputy portfolio manager of Idaho Tax-Exempt Fund. For Saturna Capital he has worked in mutual fund operations, investment research, and is vice president of Saturna Brokerage Services, Inc., the Funds' distributor and a wholly-owned subsidiary of the adviser.
Mr. Patrick T. Drum MBA, CFA®, CFP®, deputy portfolio manager of Sextant Global High Income Fund, joined Saturna Capital in 2014. He is also portfolio manager of Saturna Sustainable Bond Fund and Amana Participation Fund. From 2007 to 2014, Mr. Drum was a senior portfolio manager with UBS Financial Services specializing in the investment of non-US fixed-income portfolios employing an ESG screening process.
See the Statement of Additional Information for a discussion of their compensation, other accounts managed, and ownership of the Sextant Funds. Portfolio managers may maintain substantial positions in the Saturna mutual funds and generally do not purchase individual securities for their own accounts.
Advisory Fee
Each of the Sextant Funds pays the adviser an Advisory and Administrative Services Fee (the "Base Fee"). The Base Fee is compensation for portfolio management, advice, and recommendations on securities to be purchased, held, or sold. The Base Fee also covers certain administrative services such as portfolio accounting, shareowner and financial reporting, shareowner servicing, and transfer agency services. The Base Fee is currently computed at the annual rate of 0.50% of average daily net assets of each Fund, paid monthly, and is subject to a maximum adjustment of up to 0.20%, up or down, depending on the investment performance of the Fund relative to its Morningstar-specified benchmark.
For each month in which any Fund's total investment return (change in net asset value plus all distributions reinvested) for the one year period through that month outperforms or underperforms the total return of a specified benchmark for that period by 1% or more but less than 2%, the Base Fee is increased or decreased by the annual rate of 0.10% based on the Fund's average net assets over the performance period (one year).
  If the outperformance or underperformance is 2% or more, then the adjustment is at the annual rate of 0.20%.
The Sextant Funds are assigned by Morningstar into appropriate categories, which are the benchmarks used for the performance fee computation:
Sextant Growth	Large Growth
Sextant International	Foreign Large Blend
Sextant Core	Allocation – 50% to 70% Equity
Sextant Short-Term Bond	Short-Term Bond
Sextant Bond Income	Long-Term Bond
Sextant Global High Income	World Allocation
For the fiscal year ended November 30, 2021, the aggregate advisory fee paid (after performance adjustments and fee waivers) were as follows:
Aggregate Advisory Fees	Investor Shares	Institutional Shares
Sextant Growth	0.32%	0.31%
Sextant International	0.42%	0.42%
Sextant Core	0.32%
Sextant Short-Term Bond	0.31%
Sextant Bond Income	0.25%
Sextant Global High Income	0.23%
The adviser has committed through March 31, 2023, to waive fees and/or reimburse expenses to the extent necessary to ensure that annual net operating expenses, excluding brokerage commissions, interest, taxes, and extraordinary expenses do not exceed 0.60% for Sextant Short-Term Bond, 0.65% for Sextant Bond Income, and 0.75% for Sextant Global High Income. This expense limitation agreement may be changed or terminated only with approval of the Board of Trustees.
For the fiscal year ended November 30, 2021, the adviser reimbursed additional expenses of the Sextant Short-Term Bond, Sextant Bond Income, and Sextant Global High Income Funds such that their net operating expense ratios were 0.59%, 0.53%, and 0.69%, respectively.
A discussion regarding the basis for the Board of Trustees renewing the advisory contracts is available in the Funds' Annual Report for the fiscal year ended November 30, 2021.

Fund Share Pricing

Each Fund computes its daily share price (net asset value) using market prices as of the close of trading on the New York Stock Exchange (generally 4 p.m. Eastern time). Fund shares are not priced on the days when New York Stock Exchange trading is closed (typically weekends and US national holidays). Equity securities traded on a national securities exchange and over-the-counter securities are valued at the last reported sale price on the valuation day. Bonds and other fixed-income securities are valued at prices supplied by one or more independent pricing services, which generally reflect valuations provided by securities broker-dealers and analysis conducted by the independent pricing service. Securities for which there are no sales are valued at the latest bid price. Occasionally there may be days without a readily available market price for a security. These may happen when trading in a security is suspended, the market on which a security is principally traded closes early, or trading volume is insufficient to produce a reliable quoted or computed price. When this occurs, a fair value for such security is determined in good faith using fair value procedures approved by and administered under the supervision of the Board of Trustees. Using fair value to price a security may result in a value different from the security's most recent closing price and from the prices used by other mutual funds to calculate their share prices.
Foreign markets may close before the time as of which the share price is computed. Because of this, events occurring after the close of a foreign market and before the share price computation may have a material effect on foreign security prices. To account for this, the Funds use evaluations provided by an independent pricing service for bonds and foreign securities. Such evaluations are based on the foreign securities' most recent closing market prices as of 4 p.m. Eastern time and correlations with broad market indices, sector indices, equity index futures contracts, American Depositary Receipts, and other factors. Foreign securities may trade on weekends or other days when the Funds do not price their shares. As a result, the share price may change on days when you will not be able to purchase or redeem shares.
A Fund computes the share price of share classes by dividing the net assets attributable to each share class by the outstanding shares of that class. Each share class represents an interest in the same investment portfolio. Each share class is identical in all respects except that each class bears its own class expenses, and each class has exclusive voting rights. As a result of the differences in the expenses borne by each share class, the share price will vary among a Fund's share classes.
Additional information about portfolio security valuation, including foreign securities, is contained in the Funds' Statement of Additional Information (SAI).

Purchase and Sale of Fund Shares

IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING A NEW ACCOUNT: To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means for you: When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. For most accounts, we will ask for a photocopy of your driver's license or other identifying documents.
You may open an account and purchase shares by sending a completed application, a photocopy of a government-issued identity document, and a check made payable to the Fund(s) of your choice. Certain account types may be opened online. The minimum initial investment for each Fund is $1,000. The Funds do not accept initial orders via telephone or unaccompanied by payment.
A broker-dealer or other financial intermediary that maintains an account with a Fund in the intermediary's name as nominee for the benefit of the intermediary's clients may aggregate client orders to meet the $1,000 initial minimum investment. In addition, shares of the Funds are available for purchase without any minimum initial investment by:
  Qualified and non-qualified employer-sponsored retirement or benefit plans, including 401(k) plans, 457 plans, 403(b) plans, profit-sharing plans, and deferred compensation plans;
  Qualified retirement or benefit plans, including IRA, ESA, and HSA plans serviced as trustee by Saturna Trust Company; and
  Fee-based advisory programs (including mutual fund wrap programs) sponsored by financial intermediaries that provide bundled services for a fee.
The price applicable to purchases and redemptions of Fund shares is the price next computed after receipt of a purchase or redemption request in proper order. There are no sales charges or loads. The Funds may reject purchases for any reason, such as excessive trading. In addition, anti-money laundering regulations limit acceptance of third-party checks and money orders.
Shareowners may purchase additional shares at any time in minimum amounts of $25. Once an account is open, purchases can be made by check, by electronic funds transfer, or by wire.
With prior authorization, orders can be entered at www.sextantfunds.com.
Shareowners may authorize the purchase or redemption of shares via electronic funds transfer ("EFT") by completing the appropriate section of the application. To use EFT to purchase or redeem shares, simply call 800-728-8762 (800-SATURNA). Investors may also wire money to purchase shares, though the wiring bank typically charges a fee for this service. Please notify Saturna Capital when you are wiring money.
Each time shares are purchased or redeemed, a confirmation is sent showing the details of the transaction as well as the current number and value of shares held. Share balances are computed in full and fractional shares, expressed to three decimal places.
Shareowners may request a redemption of all or part of their investment on any business day of the Funds. The Funds pay redemption proceeds in US dollars, and the amount per share received is the price next determined after receipt of a redemption request in proper order. The amount received depends on the value of the investments of a Fund on that day and may be more or less than the cost of the shares being redeemed.
If you are redeeming shares that you recently purchased by check, the Funds may delay sending your redemption proceeds until your check has cleared. This may take up to 15 calendar days after your check is received. If you are redeeming shares that you have recently purchased by EFT, those shares may be subject to a 60-day waiting period during which such shares may only be redeemed by EFT to the same bank account from which the funds were initially withdrawn. Such shares may not be redeemed online during the 60-day waiting period.
The Funds normally send redemption proceeds within one day; however, if the Funds reasonably believe that a cash redemption would negatively impact the operations of a Fund or that the shareowner may be engaged in market-timing or frequent trading, the Funds reserve the right to delay payment of the redemption proceeds for up to seven calendar days. The Funds' investment team continually monitors portfolio liquidity and adjusts the Funds' cash levels based on market outlook, portfolio and investor transactions, and other relevant criteria. Unlike many mutual funds, the Sextant Funds do not maintain a bank line of credit that could be used to meet short-term liquidity needs. The Funds typically expect to meet redemption requests, under both normal and stressed market conditions, by redeeming cash and cash equivalent portfolio holdings and/or selling portfolio securities or other instruments. The Funds also reserve the right to redeem an investor's shares in kind (i.e., providing investors with portfolio securities instead of cash), in whole or in part to meet redemption requests in both normal and stressed market conditions and other appropriate circumstances. The Funds would do so when the Manager or the Board of Trustees determines that it is in the best interests of a Fund's shareholders as a whole. There can be no assurance that the Fund will be able to manage liquidity successfully in all market environments. Under stressed conditions, the Funds may not pay redemption proceeds in a timely fashion.
The Funds reserve the right to change the terms of purchasing shares and services offered.

There are several methods you may choose to redeem shares:
Written request
Write:   Sextant Mutual Funds
            Box N
            Bellingham, WA 98227-0596
Or Fax: 360-734-0755
You may redeem shares by a written request and choose one of the following options for the proceeds:
  Redemption check (no minimum)
  Federal funds wire ($5,000 minimum)
Note: Signatures on written requests, such as payments directed to a third party, may need to be guaranteed by a national bank, trust company, or by a member of a national securities exchange.
Prevailing rates apply to federal funds wires and expedited courier service for redemption checks. Delivery times cannot be guaranteed by the Funds.
Telephone request
Call: 1-800-728-8762 or 1-360-734-9900
Unless Saturna is notified in advance that you do not want this privilege, for telephone requests, the Funds will endeavor to confirm that instructions are genuine. The caller must provide:
  the name of the person making the request,
  the name and address of the registered owner(s),
  the account number,
  the amount to be redeemed, and
  the method for remittance of the proceeds.
Online
Visit: www.sextantfunds.com
To initiate transactions online, shareowners must first complete an Online Access and E-Delivery form available at www.sextantfunds.com or by calling toll-free 1-800-728-8762. When accessing their account, users must provide the username and password, and possible security prompts.
When you redeem shares, you may choose one of the following options for the proceeds:
  Redemption check (no minimum) sent to registered owner(s) at the account address of record. Note: Redemption checks sent to other than registered owners may require a written request with a signature guarantee.
  Electronic Funds Transfer ($100 minimum) with proceeds transferred to your bank account as designated by the EFT authorization on your application. The transfer agent must receive the EFT authorization at least two weeks before EFT transfer can be used.
  Exchange (in at least the minimum initial amount established by the Fund being purchased) for shares of any other Fund for which Saturna Capital is adviser. If the exchange is your initial investment into this Fund, the new account will automatically have the same registration as your original account.
As the transfer agent, Saturna may also require a form of personal identification. Neither the transfer agent nor the Funds will be responsible for the results of transactions they reasonably believe genuine.
The shares and/or uncashed checks of redemptions, dividends, or distributions may be transferred to your state of residence if no activity occurs within your account during an "inactivity period" specified in your state's laws. The shareowner's last known address of record determines which state has jurisdiction. Some states, such as Texas, allow shareowners to designate a representative to receive escheatment (transfer) notifications if their account is being transferred to a state government.
The Funds may restrain any account and suspend account services when: the Funds believe that a dispute may exist between the registered or beneficial account owners; the Funds believe that a transaction may be fraudulent; in cases of abusive or threatening conduct or suspected illegal activity; or if the Funds are unable to verify the identity of the person(s) or entity opening an account or requesting a transaction.
Converting Shares
At no charge, you may convert one class of shares of a Fund directly to another class of shares of the same Fund, subject to the eligibility requirements and the fees and expenses of the share class of the Fund you convert into.
If you purchased shares directly from the Funds, you may initiate this process by contacting Saturna Capital. If you have purchased your shares through an intermediary, you should contact your intermediary to initiate this process. Your ability to conduct a share class conversion through an intermediary will depend on the share classes your intermediary makes available on the platform or program through which you own shares.
In addition, your intermediary may permit or require you to exchange your shares in a Fund into shares of a different class of the Fund if you elect to change the platform or program through which you own shares at the intermediary (e.g., advisory or retail brokerage), depending on the share classes your intermediary makes available on its platforms. The Fund share class you exchange into may have higher or lower fees than the share class you held. Contact your intermediary for more information.
Conversions will occur at the next available respective net asset values of the share classes. A conversion between share classes of a Fund is not normally a taxable event. You may only convert shares between accounts with identical registrations (i.e., the same names and addresses).

Purchase and Sale of Fund Shares Through Financial Intermediaries

The Funds have authorized financial intermediaries (such as securities brokers or dealers, retirement plan recordkeepers, banks, and trust companies) to receive purchase, redemption, and exchange orders on behalf of the Funds. These authorized intermediaries may designate other intermediaries to receive such orders. A Fund will be deemed to have received a purchase, redemption, or exchange order when an authorized intermediary (or its designee) receives the transaction request in good order.
If you purchase shares through an intermediary, the transfer agent may not have your account information. If so, you must contact your intermediary to perform transactions. Investors should be aware that intermediaries might have policies different than the Funds' policies regarding purchases, redemptions, or exchanges and these may be in addition to or in place of the Funds' policies. For more information about these restrictions and policies, please contact your broker, retirement plan administrator, or other intermediary.

Distributions

The Funds intend to distribute their net investment income and net realized capital gains, if any, to their shareowners. Distributions from capital gains are paid annually, typically by the end of the year. Growth Fund, International Fund, Core Fund, and Global High Income Fund pay income dividends annually, typically by the end of the year. Short-Term Bond and Bond Income Funds declare income dividends daily, which are reinvested or distributed (paid) monthly. As a result of their investment strategies, Short-Term Bond and Bond Income Funds expect that their dividends will consist primarily of ordinary income.
Dividends paid by each Fund with two share classes are calculated in the same manner and at the same time.
Both dividends and capital gain distributions are paid in additional full and fractional shares of the Fund owned. At your option, you may receive dividends and/or capital gain distributions greater than $10 in cash. Dividends or capital gains in amounts less than $10 will be reinvested. If you do not indicate any choice on your application, your dividends will be reinvested. You are notified of each dividend and capital gain distribution at the end of the month when paid.
Returned dividend checks and dividend checks that remain uncashed for six months will be automatically reinvested into your account and invested in additional shares of the Fund owned; future dividends in such accounts will continue to be reinvested until the shareowner is located or the account is closed.

Frequent Trading Policy

The Funds are intended for long-term investment and do not permit rapid trading. The Funds' Board of Trustees has adopted a Frequent Trading Policy that attempts to identify and limit rapid trading. Rapid trading may lead to higher portfolio turnover, which may negatively affect performance or increase costs, thereby adversely affecting other shareowners.
To the extent reasonably practicable, the Funds monitor trading in their shares in an effort to identify trading patterns that appear to indicate frequent purchases and redemptions that might violate the Frequent Trading Policy. If the Funds believe that they have identified a pattern of such trading (whether directly through a Fund, indirectly through an intermediary, or otherwise), they may, in their sole discretion, temporarily or permanently bar future purchases of shares of the Funds (or any other fund managed by the adviser) by the account holder, or any accounts under common control (such as those advised by an investment manager or any other type of asset allocator).
In making such a judgment, factors considered may include the size of the trades, the frequency and pattern of trades, the methods used to communicate orders, and other factors considered relevant.
Although this process involves judgments that are inherently subjective, the Funds seek to make decisions that are consistent with the interests of the Funds' shareowners. The Funds reserve the right to refuse or revoke any purchase order for any reason a Fund believes to be contrary to the Frequent Trading Policy.
The Funds often receive orders through financial intermediaries who trade Fund shares through omnibus accounts (i.e., a single account in which the transactions of individual shareowners are combined). When possible, the Funds obtain contractual agreements with intermediaries to enforce the Funds' redemption policies, and rely on intermediaries to have reasonable procedures in place to detect and prevent excessive trading or market timing of Fund shares. The Funds cannot always identify all intermediaries, or detect or prevent trading that violates the Frequent Trading Policy through intermediaries or omnibus accounts. Some intermediaries trade shares of several Funds and cannot always enforce a particular Fund's policies.

Tax Consequences

Dividends and capital gain distributions may be subject to income tax, whether they are paid in cash or reinvested in additional Fund shares, depending on the type of distribution, the type of your account, and your city, state, and country of tax residence. Income dividends paid by the Funds (other than Sextant Short-Term Bond and Sextant Bond Income) are normally eligible for the "qualified dividend income" tax rate.
An exchange of a Fund's shares for shares of another fund will be treated as a sale of the Fund's shares and any gain on the transaction may be subject to income tax.
Shareowners receive quarterly statements. The year-end statement should be retained for tax accounting. Saturna Capital Corporation keeps each account's entire investment transaction history and helps shareowners maintain the tax records needed to determine reportable capital gains and losses as well as dividend income.
Each February, the Funds' transfer agent reports to each shareowner (consolidated by US taxpayer identification number) and to the Internal Revenue Service ("IRS") the amount of each redemption transaction of the shareowner and the amount of dividends and capital gain distributions he or she received for the preceding calendar year. Capital gains a Fund distributes may be taxed at different rates, depending on the length of time a Fund held its investments on which the gains were realized.
Tax regulations require reporting cost basis information to you and the IRS on Form 1099-B. This information is reported using a cost basis method selected by you or, in the event no cost basis method was selected, our default method (FIFO – First In, First Out). Please note that the cost basis information reported to you may not always be the same as what you report on your tax return, as different rules may apply. You should save your transaction records to make sure the information reported on your tax return is accurate.
To avoid being subject to federal backup withholding tax on dividends and other distributions, you must furnish your correct Social Security or other tax payer identification number when you open an account.
Distributions to shareowners who are not US taxpayers may be subject to withholding tax unless an applicable tax treaty provides for a reduced rate or exemption. Capital gain distributions paid by the Funds are not subject to withholding when paid to shareholders who are not US taxpayers.
The Funds place no formal restrictions on portfolio turnover and the investment adviser will buy or sell investments per its appraisal of the factors affecting each investment, such as its business, its industry, and the market. The Sextant International Fund historically has had low portfolio turnover, and its portfolio turnover is expected to be lower than that of comparable actively-managed equity funds. The portfolio manager seeks to minimize income taxes paid by taxable shareowners, which includes: (1) a "buy and hold" strategy with low portfolio turnover, (2) offsetting capital gains with losses, and (3) selling highest-cost tax-lots first. Thus, the Fund's portfolio investments may have a higher level of unrealized capital appreciation than if the Fund did not use these strategies. During periods of net redemptions of Fund shares or when market conditions warrant, the portfolio manager may sell these investments, generating a higher level of capital gain distributions than would occur if the Fund had not used these low-turnover strategies.

Distribution Arrangements

The Sextant Funds intend to comply with the concept of Clean Shares as defined by the United States Securities and Exchange Commission. Clean Shares are characterized by a lack of any ongoing distribution expenses, sub-transfer agency, or recordkeeping fees, and that financial intermediaries transact shares solely on an agency basis. When you purchase Clean Shares through a financial intermediary, such as a broker-dealer or financial adviser, you may be charged a transaction fee or commission to purchase the shares.
Shares of the Sextant Core Fund, Sextant Short-Term Bond Fund, Sextant Bond Income Fund, Sextant Global High Income Fund, and Sextant Growth Fund Z Shares and Sextant International Fund Z Shares are Clean Shares. Sextant Growth Fund and Sextant International Fund also offer Investor Shares, which have different fees and expenses, and are not Clean Shares.
Sextant Growth Fund Investor Shares and Sextant International Fund Investor Shares have distribution plans under Rule 12b-1 that allow each Fund to pay distribution and other costs for the sale of Investor Shares and shareowner services. Under the plan, Investor Shares of Sextant Growth and International Funds pay 0.25% annually of their average daily net assets to the distributor, Saturna Brokerage Services, Inc., a wholly-owned subsidiary of Saturna Capital. Because these costs are paid out of Investor Share net assets on an ongoing basis, over time these costs will increase the cost of your investment and may cost you more than paying other types of sales charges.
Shares may be purchased and sold through intermediaries, such as broker-dealers, financial advisers, and retirement plan administrators, having agreements with the Funds. These intermediaries may require the adviser/distributor to the Funds to share revenues to compensate the intermediaries for their services. Any such payments could be characterized as "revenue sharing." An intermediary's receipt or expectation of receipt of revenue sharing payments could influence an intermediary's recommendation of the Funds. You should review your intermediary's compensation practices for that information. For more information, see the Funds' Statement of Additional Information.

Financial Highlights

The tables on the following pages can help you understand each Fund's financial performance. The top section of each table reflects financial results for a single Fund share. The total returns represent the rate that an investor earned (or lost) on an investment in each Fund, assuming reinvestment of all dividends and distributions and without regard to income taxes. Tait, Weller & Baker LLP, the independent registered public accounting firm for the Funds, audited this information. Their report and each Fund's financial statements are in the Funds' annual report (available free upon request from the Funds at www.sextantfunds.com or by calling 800-728-8762).

Sextant Growth Fund: Financial Highlights

Investor Shares (SSGFX)	For year ended November 30,

Selected data per share of outstanding capital stock throughout each year:	2021		2020		2019		2018		2017

Net asset value at beginning of year	$41.86		$33.25		$28.70		$27.51		$22.52

Income from investment operations

Net investment income	0.09	A	(0.03	)A	(0.03	)A	0.07	A	0.15	A

Net gains on securities (both realized & unrealized)	9.70		9.58		5.86		2.53		4.93

Total from investment operations	9.79		9.55		5.83		2.60		5.08

Less distributions

Dividends (from net investment income)	(0.03)		(0.01)		(0.04)		(0.07)		(0.09)

Distributions (from capital gains)	(0.23)		(0.93)		(1.24)		(1.34)		-

Total distributions	(0.26)		(0.94)		(1.28)		(1.41)		(0.09)

Net asset value at end of year	$51.39		$41.86		$33.25		$28.70		$27.51

Total return	23.48%		29.49%		21.81%		9.95%		22.64%

Ratios / supplemental data

Net assets ($000), end of year	$6,411		$5,197		$4,533		$5,037		$5,962

Ratio of expenses to average net assets

Before custodian fee credits	0.74%		1.05%		1.20%		0.92%		0.76%

After custodian fee credits	0.74%		1.05%		1.20%		0.92%		0.76%

Ratio of net investment income after custodian fee credits to average net assets	0.20%		(0.08)%		(0.07)%		0.25%		0.60%

Portfolio turnover rate	18%		17%		10%		17%		18%

Z Shares (SGZFX)	For year ended November 30,								For period endedB

Selected data per share of outstanding capital stock throughout each year:	2021		2020		2019		2018		November 30, 2017

Net asset value at beginning of year	$41.78		$33.16		$28.65		$27.50		$25.54

Income from investment operations

Net investment income	0.20	A	0.05	A	0.08	A	0.13	A	0.16	A

Net gains on securities (both realized & unrealized)	9.66		9.56		5.82		2.53		1.82

Total from investment operations	9.86		9.61		5.90		2.66		1.98

Less distributions

Dividends (from net investment income)	(0.11)		(0.06)		(0.15)		(0.17)		(0.02)

Distributions (from capital gains)	(0.23)		(0.93)		(1.24)		(1.34)		-

Total distributions	(0.34)		(0.99)		(1.39)		(1.51)		(0.02)

Net asset value at end of year	$51.30		$41.78		$33.16		$28.65		$27.50

Total return	23.76%		29.79%		22.22%		10.20%		7.73%	C

Ratios / supplemental data

Net assets ($000), end of year	$62,277		$53,776		$40,978		$34,191		$32,017

Ratio of expenses to average net assets

Before custodian fee credits	0.51%		0.82%		0.90%		0.70%		0.51%	D

After custodian fee credits	0.50%		0.82%		0.90%		0.70%		0.51%	D

Ratio of net investment income after custodian fee credits to average net assets	0.43%		0.14%		0.23%		0.47%		0.89%	D

Portfolio turnover rate	18%		17%		10%		17%		18%	C

A	Calculated using average shares outstanding
B	Operations commenced on June 2, 2017
C	Not annualized for periods of less than one year
D	Annualized for periods of less than one year

Sextant International Fund: Financial Highlights

Investor Shares (SSIFX)			For year ended November 30,

Selected data per share of outstanding capital stock throughout each year:	2021		2020		2019		2018		2017

Net asset value at beginning of year	$19.62		$18.50		$16.83		$17.98		$14.37

Income from investment operations

Net investment income	0.10	A	0.12	A	0.12	A	0.15	A	0.16	A

Net gains on securities (both realized and unrealized)	3.85		1.66		2.74		0.14		3.65

Total from investment operations	3.95		1.78		2.86		0.29		3.81

Less distributions

Dividends (from net investment income)	(0.08)		(0.11)		(0.15)		(0.17)		(0.20)

Distributions (from capital gains)	-		(0.55)		(1.04)		(1.27)		-

Total distributions	(0.08)		(0.66)		(1.19)		(1.44)		(0.20)

Net asset value at end of year	$23.49		$19.62		$18.50		$16.83		$17.98

Total return	20.16%		9.86%		18.82%		1.63%		26.76%

Ratios / supplemental data

Net assets ($000), end of year	$46,560		$51,141		$67,390		$41,688		$46,321

Ratio of expenses to average net assets

Before custodian fee credits	0.93%		0.83%		1.07%		1.05%		1.04%

After custodian fee credits	0.92%		0.82%		1.06%		1.04%		1.04%

Ratio of net investment income after custodian fee credits to average net assets	0.46%		0.70%		0.62%		0.89%		1.00%

Portfolio turnover rate	22%		16%		6%		2%		2%

Z Shares (SIFZX)			For year ended November 30,						Period ended

Selected data per share of outstanding capital stock throughout each year:	2021		2020		2019		2018		Nov. 30, 2017	B

Net asset value at beginning of year	$19.67		$18.55		$16.87		$18.00		$16.55

Income from investment operations

Net investment income	0.15	A	0.15	A	0.19	A	0.19	A	0.13	A

Net gains on securities (both realized and unrealized)	3.85		1.67		2.72		0.14		1.41

Total from investment operations	4.00		1.82		2.91		0.33		1.54

Less distributions

Dividends (from net investment income)	(0.12)		(0.15)		(0.19)		(0.19)		(0.09)

Distributions (from capital gains)	-		(0.55)		(1.04)		(1.27)		-

Total distributions	(0.12)		(0.70)		(1.23)		(1.46)		(0.09)

Net asset value at end of year	$23.55		$19.67		$18.55		$16.87		$18.00

Total return	20.42%		10.09%		19.14%		1.83%		9.32%	C

Ratios / supplemental data

Net assets ($000), end of year	$28,929		$26,921		$30,963		$20,692		$21,031

Ratio of expenses to average net assets

Before custodian fee credits	0.72%		0.63%		0.85%		0.84%		0.79%	D

After custodian fee credits	0.71%		0.63%		0.84%		0.82%		0.78%	D

Ratio of net investment income after custodian fee credits to average net assets	0.68%		0.87%		0.91%		1.13%		0.53%	D

Portfolio turnover rate	22%		16%		6%		2%		2%	C

A	Calculated using average shares outstanding
B	Operations commenced on June 2, 2017
C	Not annualized for periods of less than one year
D	Annualized for periods of less than one year

Sextant Core Fund (SCORX)

Financial Highlights	For year ended November 30,

Selected data per share of outstanding capital stock throughout each year:	2021	2020	2019	2018	2017

Net asset value at beginning of year	$14.81	$14.31	$12.84	$12.99	$11.45

Income from investment operations

Net investment income	0.24	0.19	0.19	0.18	0.16

Net gains (losses) on securities (both realized and unrealized)	1.36	1.13	1.45	(0.16)	1.55

Total from investment operations	1.60	1.32	1.64	0.02	1.71

Less distributions

Dividends (from net investment income)	(0.21)	(0.20)	(0.17)	(0.17)	(0.17)

Distributions (from capital gains)	-	(0.62)	-	-	-

Total distributions	(0.21)	(0.82)	(0.17)	(0.17)	(0.17)

Net asset value at end of year	$16.20	$14.81	$14.31	$12.84	$12.99

Total return	10.95%	9.72%	13.04%	0.16%	15.15%

Ratios / supplemental data

Net assets ($000), end of year	$18,932	$18,962	$16,875	$12,851	$12,980

Ratio of expenses to average net assets

Before custodian fee credits	0.57%	0.88%	0.90%	0.88%	0.84%

After custodian fee credits	0.56%	0.88%	0.90%	0.87%	0.83%

Ratio of net investment income after custodian fee credits to average net assets	1.52%	1.40%	1.63%	1.41%	1.52%

Portfolio turnover rate	14%	19%	28%	30%	34%

Sextant Short-Term Bond Fund (STBFX)

Financial Highlights	For year ended November 30,

Selected data per share of outstanding capital stock throughout each year:	2021	2020	2019	2018		2017

Net asset value at beginning of year	$5.17	$5.08	$4.94	$5.00		$5.02

Income from investment operations

Net investment income	0.06	0.08	0.09	0.07		0.06

Net gains (losses) on securities (both realized and unrealized)	(0.10)	0.09	0.14	(0.06)		(0.02)

Total from investment operations	(0.04)	0.17	0.23	0.01		0.04

Less distributions

Dividends (from net investment income)	(0.06)	(0.08)	(0.09)	(0.07)		(0.06)

Distributions from capital gains	-	-	-	(0.00	)A	-

Total distributions	(0.06)	(0.08)	(0.09)	(0.07)		(0.06)

Net asset value at end of year	$5.07	$5.17	$5.08	$4.94		$5.00

Total return	(0.88)%	3.46%	4.64%	0.26%		0.87%

Ratios / supplemental data

Net assets ($000), end of year	$11,920	$11,426	$11,089	$10,276		$10,705

Ratio of expenses to average net assets

Before adviser fees waiver and custodian fee credits	0.66%	0.90%	0.87%	0.91%		1.01%

After adviser fees waiver	0.59%	0.60%	0.61%	0.61%		0.68%

After adviser fees waiver and custodian fee credits	0.59%	0.60%	0.60%	0.60%		0.68%

Ratio of net investment income after adviser fee waivers and custodian fee credits to average net assets	1.07%	1.64%	1.75%	1.44%		1.26%

Portfolio turnover rate	29%	36%	32%	36%		31%

A	Amount is less than $0.01.

Sextant Bond Income Fund (SBIFX)

Financial Highlights		For year ended November 30,

Selected data per share of outstanding capital stock throughout each year:	2021	2020	2019	2018	2017

Net asset value at beginning of year	$5.65	$5.34	$4.89	$5.14	$5.07

Income from investment operations

Net investment income	0.13	0.14	0.15	0.16	0.16

Net gains (losses) on securities (both realized and unrealized)	(0.25)	0.31	0.45	(0.25)	0.07

Total from investment operations	(0.12)	0.45	0.60	(0.09)	0.23

Less distributions

Dividends (from net investment income)	(0.13)	(0.14)	(0.15)	(0.16)	(0.16)

Total distributions	(0.13)	(0.14)	(0.15)	(0.16)	(0.16)

Net asset value at end of year	$5.40	$5.65	$5.34	$4.89	$5.14

Total return	(2.19)%	8.48%	12.45%	(1.78)%	4.51%

Ratios / supplemental data

Net assets ($000), end of year	$12,533	$14,042	$12,454	$10,933	$9,496

Ratio of expenses to average net assets

Before adviser fees waiver and custodian fee credits	0.58%	0.63%	0.71%	0.86%	0.98%

After adviser fees waiver	0.53%	0.48%	0.55%	0.66%	0.78%

After adviser fees waiver and custodian fee credits	0.53%	0.48%	0.55%	0.65%	0.78%

Ratio of net investment income after adviser fee waiver and custodian credits to average net assets	2.31%	2.50%	2.96%	3.20%	3.05%

Portfolio turnover rate	3%	13%	21%	0%	4%

Sextant Global High Income Fund (SGHIX)

Financial Highlights	For year ended November 30,

Selected data per share of outstanding capital stock throughout each year:	2021	2020	2019	2018	2017

Net asset value at beginning of year	$10.15	$11.42	$11.07	$11.12	$10.11

Income from investment operations

Net investment income	0.33	0.31	0.42	0.40	0.35

Net gains (losses) on securities (both realized & unrealized)	0.65	(0.66)	0.32	(0.15)	1.11

Total from investment operations	0.98	(0.35)	0.74	0.25	1.46

Less distributions

Dividends from net investment income	(0.36)	(0.40)	(0.39)	(0.30)	(0.45)

Distribution from capital gains	-	(0.52)	-	-	-

Total distributions	(0.36)	(0.92)	(0.39)	(0.30)	(0.45)

Net asset value at end of year	$10.77	$10.15	$11.42	$11.07	$11.12

Total return	9.87%	(3.51)%	7.06%	2.31%	15.01%

Ratios / supplemental data

Net assets ($000), end of year	$9,150	$8,615	$9,893	$8,827	$9,373

Ratio of expenses to average net assets

Before adviser fee waivers and custodian fee credits	0.78%	0.70%	1.11%	0.97%	1.18%

After adviser fee waivers	0.70%	0.56%	0.76%	0.75%	0.83%

After adviser fees waiver and custodian fee credits	0.69%	0.55%	0.75%	0.75%	0.82%

Ratio of net investment income after adviser fee waivers and custodian fee credits to average net assets	3.11%	3.12%	3.72%	3.43%	3.34%

Portfolio turnover rate	27%	27%	33%	10%	8%

Additional information about each Fund's investments is available in the Funds' annual and semi-annual shareowner reports. The Funds' annual report includes a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year. The Statement of Additional Information contains additional information and is incorporated in this Prospectus by reference. To request a free copy of the Statement of Additional Information, any reports or other information associated with the Sextant Funds, and to make shareowner inquiries, please contact us at:
Saturna Investment Trust – Sextant Mutual Funds
1300 N. State St., Bellingham, WA 98225
1-800-728-8762 [1-800-SATURNA]
www.sextantfunds.com
The Statement of Additional Information, the Annual and Semi-Annual Reports, this Prospectus, and other documents are available to download from our website, www.sextantfunds.com and/or from your financial intermediary.
Reports and other information about the Funds are also available on the SEC's EDGAR database (www.sec.gov), and copies may be obtained, upon payment of a duplicating fee, by sending an email to publicinfo@sec.gov.
The Sextant Funds are series of Saturna Investment Trust.
(logo omitted)
Saturna Capital
1300 N. State Street
Bellingham, WA 98225
1-800-728-8762
www.saturna.com
Saturna Investment Trust's Investment Company Act file number is 811-05071.

Saturna Sustainable Funds

Prospectus

March 30, 2022
Please read this Prospectus and keep it for future reference. It is designed to provide important information and to help investors decide if the Saturna Sustainable Funds' goals match their own.
Neither the Securities and Exchange Commission nor any state securities authority has approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
The Saturna Sustainable Funds are series of Saturna Investment Trust.

Table of Contents:

2

Saturna Sustainable Equity Fund

SEEFX

Investment Objective
Capital appreciation.

Fees and Expenses
This section describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Shareowner Fees
None.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.65%
Other Expenses	0.20%
Total Annual Fund Operating Expenses	0.85%
Fee Waiver and Expense Reimbursement	-0.10%
Total Annual Fund Operating Expense after Fee Waiver and Expense Reimbursement	0.75%
The investment adviser has committed through March 31, 2023, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's net operating expenses, excluding brokerage commissions, interest, taxes, and extraordinary expenses do not exceed the net operating expense ratio of 0.75%. This expense limitation agreement may be changed or terminated only with approval of the Board of Trustees.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions, your costs would be:
1 year	3 years	5 years	10 years
$87	$272	$472	$1,051
Portfolio Turnover
The Fund may have transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect your after-tax returns. During the most recent fiscal year, the Fund's portfolio turnover rate was 7.52% of the average value of its portfolio.

Principal Investment Strategies
Under normal conditions, the Fund invests at least 80% of its net assets in equities of issuers located throughout the world that the Fund's adviser believes demonstrate sustainable characteristics. For purposes of this investment policy, the Fund's adviser considers issuers with sustainable characteristics to be those issuers that are generally larger, more established, consistently profitable, financially strong, and with robust policies in the areas of the environment, social responsibility, and corporate governance ("ESG").
The Fund's adviser employs a sustainable rating system based on its own, as well as third-party, data to identify issuers believed to present low risks in ESG. The Fund's adviser also uses negative screening to exclude security issuers primarily engaged in higher ESG risk businesses such as alcohol, tobacco, pornography, weapons, gambling, and fossil fuel extraction.
The Fund diversifies its investments across industries, companies, and countries, and generally follows a large and mid-cap value investment style. The Fund prefers seasoned companies that are expected to grow revenue and earnings, favoring equities of companies trading for less than the adviser's assessment of their intrinsic value, which typically means companies with low price/earnings multiples, strong balance sheets, and higher dividend yields. The Fund principally invests in securities of companies with market capitalizations of greater than $5 billion. The Fund may invest up to 30% of net assets in companies with headquarters in countries with developing economies and/or markets.
3

Saturna Sustainable Equity Fund

SEEFX

Principal Risks of Investing
Market risk: The value of the Fund's shares rises and falls as the market value of the securities in which the Fund invests goes up and down. The market value of securities will fluctuate, sometimes significantly and unpredictably, with stocks generally being more volatile than bonds. When you redeem your shares, they may be worth more or less than what you paid for them. Only consider investing in the Fund if you are willing to accept the risk that you may lose money.
Investment strategy risk: The adviser believes that sustainable investing may mitigate security-specific risk, but the screens used in connection with sustainable investing reduce the investable universe, which limits opportunities and may increase the risk of loss during market declines. In addition, the Fund has a relatively limited operating history, having commenced investment operations in March 2015, and its limited performance history does not provide extensive information on how the Fund may perform in different market conditions.
Equity securities risk: Equity securities may experience significant volatility in response to economic or market conditions or adverse events that affect a particular industry, sector, or company. Larger companies may have slower rates of growth as compared to smaller, faster-growing companies. Smaller companies may have more limited financial resources, products, or services, and tend to be more sensitive to changing economic or market conditions.
Growth investing risk: The Fund may invest in growth stocks, which may be more volatile than slower-growing value stocks, especially when market expectations are not met.
Foreign investing risk: Foreign investing involves risks not normally associated with US securities. These risks include fluctuations in currency exchange rates, less public information about securities, less governmental market supervision, and lack of uniform financial, social, and political standards. Foreign investing heightens the risk of confiscatory taxation, seizure or nationalization of assets, currency controls, trading suspensions, or adverse political or social developments that affect investments.
Emerging markets risk: There are heightened risks when investing in emerging markets, which are generally less liquid and more volatile than more developed securities markets. These risks include greater political or economic uncertainties; delays and disruptions in securities settlement procedures; weaker corporate governance, accounting, auditing and financial reporting standards; and less publicly available information about issuers. Emerging market countries' governments may also be more likely to impose capital controls or nationalize an industry.
Liquidity risk: Liquidity risk exists when particular investments are difficult to sell and may be more difficult to value. If the Fund is forced to sell these investments during unfavorable conditions to meet redemptions or for other cash needs, the Fund may lose money on its investments. As a result, the Fund may be unable to achieve its objective.
Large transaction risk: A significant percentage of the Fund's shares may be owned or controlled by the Adviser and its affiliates or other large shareholders. Accordingly, the Fund is subject to the potential for large-scale inflows and outflows as a result of purchases and redemptions of its shares by such shareholders. These inflows and outflows could negatively affect the Fund's net asset value and performance.

Performance

Annual Total Return
The following bar chart presents the calendar year total returns of the Fund before taxes. The bar chart provides an indication of the risks of investing in the Fund by showing changes in performance from year to year. A fund's past performance (before and after taxes) is not a guarantee of how a fund will perform in the future.
Performance data current to the most recent month-end and quarter-end are available at www.saturnasustainable.com.
* For the period 3/27/2015 (the Fund's inception) through 12/31/2015, and not annualized.

Best Quarter	Q2 2020	19.57%
Worst Quarter	Q1 2020	-14.69%
4

Saturna Sustainable Equity Fund

SEEFX

Average Annual Total Returns
The table below presents the average annual returns for the Fund and provides an indication of the risks of investing in the Fund by showing how the Fund's average annual returns for 1 year, 5 years, and the Life of the Fund compare to those of a broad-based market index.
Periods ended December 31, 2021
	1 Year	5 Years	Life of Fund Since 3/27/2015
Return before taxes	11.29%	16.16%	10.75%
Return after taxes on distributions	11.19%	16.05%	10.66%
Return after taxes on distributions and sale of Fund shares	6.86%	13.10%	8.71%
S&P Global 1200 Index
(reflects no deduction for fees, expenses, or taxes)	21.55%	15.40%	12.06%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Adviser

Saturna Capital Corporation is the Saturna Sustainable Equity Fund's investment adviser.

Portfolio Manager

Mrs. Jane K. Carten MBA, president of Saturna Capital Corporation, is the person primarily responsible for the day-to-day management of the Saturna Sustainable Equity Fund, a role she assumed in 2017. Mr. Scott F. Klimo CFA®, a portfolio manager and the chief investment officer of Saturna Capital Corporation, has been the deputy portfolio manager since 2019.

Purchase and Sale of Fund Shares

You may open an account and purchase shares by sending a completed application, a photocopy of a government-issued identity document, and a check made payable to the Sustainable Equity Fund.
The minimum initial investment is $1,000 (for tax-sheltered accounts, there is no minimum).
Shareowners may purchase additional shares at any time in minimum amounts of $25.
Shareowners may redeem shares on any business day by several methods:
Written request
Write:   Saturna Sustainable Equity Fund
            Box N
            Bellingham, WA 98227-0596
Or Fax: 360-734-0755
Telephone request
Call: 800-728-8762 or 360-734-9900
Online
Visit: www.saturnasustainable.com
Any distributions you receive from the Fund may be taxed as ordinary income, qualified dividend income, or capital gains.

Tax Information

Any distributions you receive from the Fund may be taxed as ordinary income, qualified dividend income, or capital gains.

Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.
5

Saturna Sustainable Bond Fund

SEBFX

Investment Objective
Current income and capital preservation.

Fees and Expenses
This section describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Shareowner Fees
None.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.55%
Other Expenses	0.31%
Total Annual Fund Operating Expenses	0.86%
Fee Waiver and Expense Reimbursement	-0.21%
Total Annual Fund Operating Expense after Fee Waiver and Expense Reimbursement	0.65%
The investment adviser has committed through March 31, 2023, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's net operating expenses, excluding brokerage commissions, interest, taxes, and extraordinary expenses do not exceed the net operating expense ratio of 0.65%. This expense limitation agreement may be changed or terminated only with approval of the Board of Trustees.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions, your costs would be:
1 year	3 years	5 years	10 years
$88	$274	$476	$1,060
Portfolio Turnover
The Fund may have transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect your after-tax returns. During the most recent fiscal year, the Fund's portfolio turnover rate was 64.62% of the average value of its portfolio.

Principal Investment Strategies
Under normal conditions, the Fund invests at least 80% of its net assets in bonds of issuers located throughout the world (including emerging markets) that the Fund's adviser believes demonstrate sustainable characteristics. For purposes of this investment policy, the Fund's adviser considers issuers with sustainable characteristics to be those issuers that are generally larger, more established, consistently profitable, financially strong, and with robust policies in the areas of the environment, social responsibility, and corporate governance ("ESG").
The Fund's adviser employs a sustainable rating system based on its own, as well as third-party, data to identify issuers believed to present low risks in ESG. The Fund's adviser also uses negative screening to exclude security issuers primarily engaged in higher ESG risk businesses such as alcohol, tobacco, pornography, weapons, gambling, and fossil fuel extraction.
Under normal conditions, the Fund maintains a dollar-weighted average maturity of three years or more, invests at least 65% of its assets in bonds within the four highest grades (AAA, AA, A, or BBB) at the time of purchase, and may invest up to 35% in unrated and high-yield bonds ("junk bonds").

Principal Risks of Investing
Market risk: The value of the Fund's shares rises and falls as the market value of the securities in which the Fund invests goes up and down. The market value of securities will fluctuate, sometimes significantly and unpredictably, with stocks generally being more volatile than bonds. When you redeem your shares, they may be worth more or less than what you paid for them. Only consider investing in the Fund if you are willing to accept the risk that you may lose money.
Investment strategy risk: The adviser believes that sustainable investing may mitigate security-specific risk, but the screens used in connection with sustainable investing reduce the investable universe, which limits opportunities and may increase the risk of loss during market declines. In addition, the Fund has a relatively
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Saturna Sustainable Bond Fund

SEBFX

limited operating history, having commenced investment operations in March 2015, and its limited performance history does not provide extensive information on how the Fund may perform in different market conditions.
Interest rate risk: Investing in bonds includes the risk that as interest rates rise, bond prices will fall. Conversely, during periods of declining interest rates bond prices generally rise, but bond issuers may call or prepay the bond and reissue debt at lower interest rates. The longer a bond's maturity, the more sensitive the bond is to interest rate changes. The risks associated with changing interest rates may have unpredictable effects on bond markets, the liquidity of bonds, and the Fund's investments.
Credit risk: Investing in bonds includes the risk that an issuer will not pay interest or principal when due, or the issuer may default altogether. If an issuer's credit quality is perceived to decline, the value and liquidity of the issuer's bonds may also decline.
Financials sector risk: Performance of companies in the financials sector may be materially impacted by many factors, including but not limited to government regulations and intervention, economic conditions, credit rating downgrades, changes in interest rates, and decreased liquidity in credit markets. Profitability of these companies is largely dependent on the availability and cost of capital and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers also can negatively impact the sector. The impact of more stringent capital requirements, or recent or future regulation in various countries on any individual financial company or of the financials sector as a whole, cannot be predicted. The financials sector is also a target for cyber attacks and may experience technology malfunctions and disruptions.
High yield risk: Investing in bonds that are unrated or rated below investment grade, which are known as "junk bonds," typically offer higher yields to compensate investors for increased credit risk. Issuers of high-yield securities generally are not as strong financially and are more vulnerable to changes that could affect their ability to make interest and principal payments. High-yield securities generally are more volatile and less liquid (harder to sell), which may make such securities more difficult to value.
Foreign investing risk: Foreign investing involves risks not normally associated with US securities. These risks include fluctuations in currency exchange rates, less public information about securities, less governmental market supervision, and lack of uniform financial, social, and political standards. Foreign investing heightens the risk of confiscatory taxation, seizure or nationalization of assets, currency controls, trading suspensions, or adverse political or social developments that affect investments.
Emerging markets risk: There are heightened risks when investing in emerging markets, which are generally less liquid and more volatile than more developed securities markets. These risks include greater political or economic uncertainties; delays and disruptions in securities settlement procedures; weaker corporate governance, accounting, auditing, and financial reporting standards; and less publicly available information about issuers. Emerging market countries' governments may also be more likely to impose capital controls or nationalize an industry.
Liquidity risk: Liquidity risk exists when particular investments are difficult to sell and may be more difficult to value. If the Fund is forced to sell these investments during unfavorable conditions to meet redemptions or for other cash needs, the Fund may lose money on its investments. As a result, the Fund may be unable to achieve its objective.

Performance
Annual Total Return
The following bar chart presents the calendar year total returns of the Fund before taxes. The bar chart provides an indication of the risks of investing in the Fund by showing changes in performance from year to year. A fund's past performance (before and after taxes) is not a guarantee of how a fund will perform in the future.
Performance data current to the most recent month-end and quarter-end are available at www.saturnasustainable.com.
* For the period 3/27/2015 (the Fund's inception) through 12/31/2015, and not annualized.

Best Quarter	Q2 2020	4.01%
Worst Quarter	Q4 2018	-3.05%
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Saturna Sustainable Bond Fund

SEBFX

Average Annual Total Returns
The table below presents the average annual returns for the Fund and provides an indication of the risks of investing in the Fund by showing how the Fund's average annual returns for 1 year, 5 years, and the Life of the Fund compare to those of a broad-based market index.
Periods ended December 31, 2021
	1 Year	5 Years	Life of Fund Since 3/27/2015
Return before taxes	-1.88%	2.85%	2.08%
Return after taxes on distributions	-2.56%	1.95%	1.16%
Return after taxes on distributions and sale of Fund shares	-0.84%	1.90%	1.15%
FTSE World BIG Bond Index
(reflects no deduction for fees, expenses, or taxes)	-5.42%	3.24%	2.46%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Adviser

Saturna Capital Corporation is the Fund's investment adviser.

Portfolio Manager

Mr. Patrick T. Drum MBA, CFA®, CFP®, a portfolio manager and senior investment analyst of Saturna Capital Corporation, is the person primarily responsible for the day-to-day management of the Saturna Sustainable Bond Fund, a role he assumed at the Fund's inception in 2015. Ms. Elizabeth Alm CFA®, a portfolio manager and senior investment analyst of Saturna Capital Corporation, is the deputy portfolio manager, a role she assumed in 2019.

Purchase and Sale of Fund Shares

You may open an account and purchase shares by sending a completed application, a photocopy of a government-issued identity document, and a check made payable to the Sustainable Bond Fund.
The minimum initial investment for each Fund is $1,000 (for tax-sheltered accounts, there is no minimum).
Shareowners may purchase additional shares at any time in minimum amounts of $25.
Shareowners may redeem shares on any business day by several methods:
Written request
Write:   Saturna Sustainable Equity Fund
            Box N
            Bellingham, WA 98227-0596
Or Fax: 360-734-0755
Telephone request
Call: 800-728-8762 or 360-734-9900
Online
Visit: www.saturnasustainable.com

Tax Information

Any distributions you receive from the Fund may be taxed as ordinary income or capital gains.

Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.
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Investment Objectives

The Saturna Sustainable Equity Fund seeks capital appreciation.
The Saturna Sustainable Bond Fund seeks current income and capital preservation.
There can be no guarantee that the particular investment objectives of a Fund will be realized. These investment objectives may only be changed with approval by vote of a majority of the outstanding shares of a Fund.

Principal Investment Strategies

The Saturna Sustainable Funds seek to invest in sustainable and responsible companies. The Funds' adviser believes that companies proactively managing business risks relating to environmental, social, and governance (ESG) issues make better contributions to the global economy and are more resilient. The Funds' adviser uses negative screening to exclude companies primarily engaged in activities that the adviser believes present higher ESG risk, including issuers engaged in:
Alcohol Tobacco Weapons	Gambling Pornography Fossil fuel extraction
The Funds' adviser employs a rating system based on its own, as well as third-party, data to identify issuers believed to present low ESG risks. In addition to an emphasis on low debt, the main characteristics of the sustainable rating system are:
Environmental
Energy Water	Climate Waste
Social
Community	Labor
Governance
Board quality Executive compensation	Corporate policies
We evaluate companies according to their transparency (i.e., whether they report data on a given factor) and their quality (i.e., how their reporting compares to their peers). Each factor is weighted by our assessment of its importance within its economic sector, or, when appropriate, by its importance relative to its country or regional peers.
The Saturna Sustainable Funds seek tax efficiency for their shareowners and reduced trading expenses through low portfolio turnover.
The Funds may, from time to time, take temporary defensive positions that are inconsistent with the Funds' investment strategies in attempting to respond to adverse market, economic, political, or other conditions. Temporary defensive positions may protect principal in adverse market conditions but could reduce returns if security prices are increasing. Taking a temporary defensive position may keep a Fund from attaining its investment objective. Under normal circumstances, each Fund limits its investments as follows:
  No more than 40% in issues from a single country
  No more than 30% in issues from developing countries (countries that are not members of the Organisation for Economic Co-operation and Development (OECD))
Saturna Sustainable Equity Fund
Under normal conditions, the Fund invests at least 80% of its net assets in equities of issuers located throughout the world that the Fund's adviser believes demonstrate sustainable characteristics. For purposes of this investment policy, the Fund's adviser considers issuers with sustainable characteristics to be those issuers that are generally larger, more established, consistently profitable, financially strong, and with robust ESG policies. The Fund invests in a diversified portfolio of global common stocks of companies with market capitalizations of greater than $5 billion, and may invest up to 30% of net assets in companies with headquarters in countries with developing economies and/or markets.
The Fund's investments emphasize a value approach to investing. The adviser looks for securities it believes offer favorable possibilities for capital appreciation over the next one to four years. In selecting equities, the adviser considers factors such as growth in revenues and earnings, relative price-to-earnings and price-to-book value ratios, country and industry position and outlook, corruption indicators, and management assessments.
Saturna Sustainable Bond Fund
Under normal conditions, the Fund invests at least 80% of its net assets in bonds of issuers located throughout the world (including emerging markets) that the Fund's adviser believes demonstrate sustainable characteristics. For purposes of this investment policy, the Fund's adviser considers issuers with sustainable characteristics to be those issuers that are generally larger, more established, consistently profitable, financially strong, and with robust ESG policies.
The Fund's investments include:
  Corporate bonds;
  Collateralized or securitized bonds, such as asset-backed securities, mortgage-backed securities, and commercial mortgage-backed securities;
  Government and municipal securities;
  High-quality commercial paper; and
  Bank obligations, including repurchase agreements, of banks having total assets in excess of $1 billion.
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Under normal circumstances, at least 65% of net assets must be in bonds rated in the four highest grades assigned by a nationally recognized bond rating agency (e.g., Standard & Poor's: AAA, AA, A, or BBB) at the time of purchase. The Fund may invest up to 35% in unrated bonds and high-yield bonds ("junk bonds").
Under normal conditions, the Fund maintains a dollar-weighted average maturity of three years or more.

Principal Risks

As with any investment in a mutual fund, the value of a Fund's shares rises and falls as the market value of the securities in which the Fund invests goes up and down. When you redeem your shares, they may be worth more or less than what you paid for them. Before you invest in a Fund, you should carefully evaluate the Fund's investment risk in light of your investment goals. Only consider investing in a Fund if you are willing to accept the risk that you may lose money. An investment in the Funds held for longer periods over full market cycles typically provides the best potential for favorable investment returns. The Funds' principal investment strategies include the following principal investment risks.
Saturna Sustainable Equity and Saturna Sustainable Bond
Market risk: The market value of securities will fluctuate, sometimes significantly and unpredictably, with stocks generally being more volatile than bonds. The securities markets are also susceptible to data imprecision, technology malfunctions, operational errors, and similar factors that may adversely affect a single issuer, a group of issuers, an industry, or the market as a whole. Changes in value may be temporary or may last for extended periods. A slow-growing economy or a recessionary environment may adversely impact securities markets and prices of securities in which the Funds invest. Economies and financial markets throughout the world are becoming increasingly interconnected. Local, regional, or global events such as war, acts of terrorism, the spread of infectious disease or other public health issues, or other events could have a significant impact on the Funds and their investments. As a result, events or conditions that impact the economies or securities markets may adversely impact the Funds even if they are not invested primarily in those economies or markets.
Investment strategy risk: The ESG ratings process associated with sustainable investing reduces the investable universe, which limits opportunities and may increase the risk of loss during market declines. The adviser believes that sustainable investing may mitigate security-specific risk, but there is no guarantee that the securities favored by our investment process will perform better and may perform worse than those that are not favored. In addition, the Sustainable Equity Fund and the Sustainable Bond Fund have a relatively limited operating history, having commenced investment operations in March 2015. As a result, the performance history of these Funds is limited and does not provide extensive information on how these Funds may perform in different market conditions.
Foreign investing risk: Foreign investing involves risks not normally associated with US securities. These risks include fluctuations in currency exchange rates, less public information about securities, less governmental market supervision, and lack of uniform financial, social, and political standards. Foreign investing heightens the risk of confiscatory taxation, seizure or nationalization of assets, currency controls, trading suspensions, or adverse political or social developments that affect investments. Trading of foreign securities may be suspended, either by the issuers themselves, by an exchange, by governmental authorities or by sanctions. Suspensions may last for significant periods of time, during which trading may be halted.
Emerging markets risk: There are heightened risks when investing in emerging markets, which are generally less liquid and more volatile than more developed securities markets. These risks include greater political or economic uncertainties; delays and disruptions in securities settlement procedures; weaker corporate governance, accounting, auditing, and financial reporting standards; and less publicly available information about issuers. Emerging market countries' governments may also be more likely to impose capital controls or nationalize an industry. The likelihood of suspensions of issuers traded on foreign exchanges may be higher for securities of issuers in emerging or less-developed market countries than in countries with more developed markets.
Liquidity risk: Liquidity risk exists when particular investments are difficult to sell and may be more difficult to value. If a Fund is forced to sell these investments during unfavorable conditions to meet redemptions or for other cash needs, a Fund may lose money on its investments. The risk of loss may increase depending on the size and frequency of redemptions and whether redemptions occur during market turmoil or declining prices. A Fund may be unable to sell its less liquid securities at its desired price. The purchase price and subsequent valuation of less liquid securities typically reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists. Reduced liquidity may result from a drop in overall market trading volume, an inability to find a ready buyer, or legal restrictions on the securities' resale. Because the Sustainable Bond Fund may invest in restricted securities, it may have greater exposure to liquidity risk as result of the legal restrictions on the resale of a portion of its portfolio securities.
Saturna Sustainable Equity
Equity securities risk: Equity securities may experience significant volatility in response to economic or market conditions or adverse events that affect a particular industry, sector, or company. Larger companies may have slower rates of growth as compared to smaller, faster-growing companies. Smaller companies may have more limited financial resources, products, or
10

services, and tend to be more sensitive to changing economic or market conditions.
Growth investing risk: The Fund may invest in growth stocks, which may be more volatile than slower-growing value stocks. Growth stocks typically trade at higher multiples of current earnings than other stocks, which may lead to inflated prices. Growth stocks often are more sensitive to market fluctuations than other securities because their market prices are highly sensitive to future earnings expectations. At times when it appears that these expectations may not be met, growth stocks' prices typically fall, and declines may be significant where a stock had been supported by significant investor speculation. During market cycles when growth investing is out of favor, selling growth stocks at desired prices may be more difficult.
Large transaction risk: A significant percentage of the Fund's shares may be owned or controlled by the Adviser and its affiliates or other large shareholders. Accordingly, the Fund is subject to the potential for large-scale inflows and outflows as a result of purchases and redemptions of its shares by such shareholders. These inflows and outflows could negatively affect the Fund's net asset value and performance.
Saturna Sustainable Bond
Interest rate risk: Investing in bonds includes the risk that as interest rates rise, bond prices will fall. The longer a bond's maturity, the more sensitive the bond is to interest rate changes. A bond's sensitivity to interest rate changes often is measured by a bond's duration. As levels of interest rates fluctuate, bonds with longer durations generally have larger price changes than bonds with shorter durations.
The historically low interest rate environment heightens the risks associated with rising interest rates. A rising interest rate environment may adversely impact the liquidity of bonds and lead to increased volatility of bond markets. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation, and changes in general economic conditions. Interest rates are currently historically low, even negative, as government policies artificially support bond prices. Future changes in governments, and their fiscal and monetary policies could lower bond prices.
Call risk: Bonds with embedded callable options also contain an element of prepayment or call risk. When interest rates decline, issuers can retire their debt and reissue bonds at a lower interest rate. This hurts investors because yields available for reinvestment will have declined and upward price mobility on callable bonds is generally limited by the call price.
Credit risk: Investing in bonds includes the risk that an issuer will not pay interest or principal when due, or the issuer may default altogether. If an issuer's credit quality is perceived to decline, the value and liquidity of the issuer's bonds may also decline. The perceived credit of a bond issuer, and hence the price of its bonds, varies for many reasons including profits of a business, the willingness of government units to pay their obligations, and unforeseen liabilities such as increased pension plan obligations resulting from low interest rate earnings assumptions.
Financials sector risk: Performance of companies in the financials sector may be materially impacted by many factors, including but not limited to government regulations and intervention, economic conditions, credit rating downgrades, changes in interest rates, and decreased liquidity in credit markets. Profitability of these companies is largely dependent on the availability and cost of capital and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers also can negatively impact the sector. The impact of more stringent capital requirements, or recent or future regulation in various countries on any individual financial company or of the financials sector as a whole, cannot be predicted. The financials sector is also a target for cyber attacks and may experience technology malfunctions and disruptions.
Variable rate securities risk: Variable rate debt securities (which include floating rate debt securities) pay interest based on an interest rate benchmark. When the benchmark rate changes, the interest payments on those securities may be reset at a higher or lower rate and, as a result, such securities generally are less price sensitive to interest rate changes than fixed rate debt securities. However, the market value of variable rate debt securities may decline, or not appreciate as quickly as expected, when prevailing interest rates rise, particularly if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, variable rate securities will not generally increase in market value if interest rates decline. However, when interest rates fall, there may be a reduction in the payments of interest received by the Fund from its variable rate securities.
LIBOR transition risk: The Fund may hold investments in floating rate bonds that are currently referenced to an interest rate called London Inter-Bank Offered Rate (LIBOR), which generally was sunset in 2021 and replaced with a different reference rate called Secured Overnight Financing Rate (SOFR). The risks associated with changing reference interest rates may have unpredictable effects on bond markets, the liquidity of bonds, income received from these investments, and the Fund's investments.
High yield risk: Investing in bonds that are unrated or rated below investment grade, which are known as "junk bonds," typically offer higher yields to compensate investors for increased credit risk. Issuers of high-yield securities generally are not as strong financially and are more vulnerable to economic and market changes that could affect their ability to make interest and principal payments as expected. High-yield securities generally are more volatile and less liquid (harder to sell), which may make such securities more difficult to value.
US government and mortgage related securities risk: Government-related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the US government and no assurance can be given that the US government would provide financial support. Mortgage-related securities may be particularly sensitive to changes in economic
11

conditions, including delinquencies and/or defaults. Some mortgage-related securities receive government or private support, but there is no assurance that such support will remain in place. Bond investments, especially mortgage-backed and asset-backed securities, are subject to the risk that borrowers will prepay the principal more quickly than expected (known as prepayment risk) or more slowly than expected (known as extension risk), which will affect the yield, average life, and price of the securities.
Liquidity Program (Both Funds)
The Funds may participate in the ReFlow Fund, LLC ("ReFlow") liquidity program. This program is designed to provide an alternative liquidity source on days where redemptions of Fund shares exceed purchases. Under the program, ReFlow is available to provide cash to the Funds to meet all, or a portion, of daily net shareowner redemptions. ReFlow provides this cash by purchasing shares at net asset value and ReFlow will not be subject to any investment minimum applicable to such shares. Following purchases of Fund shares, ReFlow then generally redeems those shares when the Fund experiences net sales, at the end of a maximum holding period determined by ReFlow (currently 14 days) or at other times at ReFlow's discretion. While ReFlow holds Fund shares, it will have the same rights and privileges with respect to those shares as any other shareowner.
For use of the ReFlow service, a participating Fund pays a fee to ReFlow each time it purchases Fund shares, calculated by applying to the purchase amount a fee rate determined through an automated daily "Dutch auction" among other participating mutual funds seeking liquidity that day. The current minimum fee rate is 0.20% of the value of the Fund shares purchased by ReFlow although the Fund may submit a bid at a higher fee rate if it determines that doing so is in the best interest of Fund shareowners. Such a fee is allocated among a Fund's share classes based on relative net assets. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a Fund.
ReFlow will periodically redeem its entire share position in the Fund and request that such redemption be met in kind in accordance with the Fund's in-kind redemption policies described under "Purchase and Sale of Fund Shares" below. Investments in the Fund by ReFlow in connection with the ReFlow liquidity program are not subject to the policy described in the "Frequent Trading Policy" section below. The adviser believes that the program has advantages over more conventional alternatives for meeting the Funds' liquidity needs, which typically involve selling portfolio securities and/or liquidating cash reserves. When ReFlow redeems in kind, it is anticipated that the use of the program will reduce a Fund's realization of capital gains.
Operational Risk (Both Funds)
Cybersecurity risk: The risk of a cybersecurity incident arises as a result of an overall increase in deliberate attacks and the rapidly evolving nature of such attacks. Such an attack may seek to gain unauthorized access to electronic systems for purposes of obtaining nonpublic personally identifiable information or proprietary information or causing operational disruption. Saturna cannot control the cybersecurity systems of third party service providers or issuers and, therefore, a cybersecurity incident that impacts a company with which Saturna or the Funds do business may also impact Fund shareowners. While Saturna has established internal risk management measures designed to identify, protect against, detect, respond to, and recover from cybersecurity incidents, no program can guarantee that all threats and vulnerabilities have been eliminated. There currently is no insurance policy available to cover all of the potential risk of loss that may result from or is associated with a cyber attack. Unless specifically agreed by Saturna Capital separately or as may be required by law, Saturna and the Funds are neither guarantors against, nor obligors for, any damages resulting from a cyber-related incident.
Please refer to the Trust's Statement of Additional Information for further details about the risks of investing in the Funds.

Investment Information

Shareowners receive a Saturna Sustainable Funds financial report showing the investment returns, portfolio, income, and expenses of each Fund every six months. The audited financial statements of each Fund for the year ended November 30, 2021, included in the Trust's Annual Report, are available upon request. Investors may obtain current share prices daily on financial information websites, by calling toll-free 888-732-6262, on electronic quotation systems, and at www.saturnasustainable.com. The following symbols can be used to obtain quotations and other information:
Saturna Sustainable Equity Fund   SEEFX
Saturna Sustainable Bond Fund     SEBFX
This Prospectus, financial reports, performance information, proxy voting records, and other useful information are also available at www.saturnasustainable.com. Portfolio holdings are provided each month-end online (see the Statement of Additional Information for a description of portfolio disclosure policies).

Investment Adviser

Saturna Capital Corporation, 1300 N. State Street, Bellingham, Washington 98225, is the investment adviser and administrator ("Saturna Capital" or the "adviser") to each Fund. The adviser's wholly-owned subsidiary, Saturna Brokerage Services, Inc., is the distributor for each Fund. Founded in 1989, Saturna Capital Corporation has approximately $6.7 billion in assets under management as of December 31, 2021. It is also the adviser to
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other funds of the Saturna Investment Trust, the Amana Mutual Funds Trust, and to separately managed accounts. Saturna Capital's wholly-owned subsidiary in Malaysia manages separate accounts and investment funds. Another wholly-owned subsidiary, Saturna Environmental Corporation, owns an environmental education camp.
Mrs. Jane K. Carten MBA, portfolio manager of Saturna Sustainable Equity Fund, is president, director, and a controlling shareowner of Saturna Capital Corporation. Mrs. Carten joined Saturna Capital in 1997, and previously held positions in operations, information technology, and marketing.
Mr. Scott F. Klimo CFA®, portfolio manager of Sextant Growth Fund, joined Saturna Capital in 2012 as director of research. Mr. Klimo is vice president and chief investment officer of Saturna Capital and a deputy portfolio manager of Saturna Sustainable Equity Fund, Amana Income Fund, and Amana Developing World Fund. As Saturna Capital's chief investment officer, he oversees Saturna's portfolio management and investment analyst staff worldwide. From 2001 to 2011, he served as a senior investment analyst, research director, and portfolio manager at Avera Global Partners/Security Global Investors.
Mr. Patrick T. Drum MBA, CFA®, CFP®, portfolio manager of Saturna Sustainable Bond Fund, joined Saturna Capital in 2014. He is also deputy portfolio manager of Sextant Global High Income Fund. From 2007 to 2014, Mr. Drum was a senior portfolio manager with UBS Financial Services specializing in the investment of non-US fixed-income portfolios employing an ESG screening process.
Ms. Elizabeth Alm CFA®, portfolio manager of Sextant Bond Income Fund, joined Saturna Capital in 2018. Ms. Alm is also portfolio manager of Idaho Tax-Exempt Fund and deputy portfolio manager of Sextant Short-Term Bond Fund, Saturna Sustainable Bond Fund, and Amana Participation Fund. From 2007 to 2018, Ms. Alm was a senior research analyst with Wells Fargo Asset Management focusing on high-yield municipal bonds.
See the Statement of Additional Information for a discussion of their compensation, other accounts managed, and ownership of Saturna Sustainable Funds. Portfolio managers may maintain substantial positions in Saturna mutual funds and generally do not purchase individual securities for their own accounts.
Advisory Fee
Each Saturna Sustainable Fund pays the adviser an Advisory and Administrative Services Fee. The Fee is compensation for portfolio management, advice, and recommendations on securities to be purchased, held, or sold. The Fee also covers certain administrative services such as portfolio accounting, shareowner and financial reporting, shareowner servicing, and transfer agency services. The Fee is computed at the annual rate of 0.65% of average daily net assets of the Saturna Sustainable Equity Fund and 0.55% of average daily net assets of the Saturna Sustainable Bond Fund. The Fee is paid monthly.
For the fiscal year ended November 30, 2021, the aggregate advisory fee paid (after waivers) was 0.55% and 0.34% of average net assets for Saturna Sustainable Equity Fund and Saturna Sustainable Bond Fund, respectively.
The adviser has committed through March 31, 2023, to waive fees and/or reimburse expenses to the extent necessary to ensure that annual net operating expenses, excluding brokerage commissions, interest, taxes, and extraordinary expenses do not exceed the net operating expense ratio of 0.75% for Sustainable Equity Fund and 0.65% for Sustainable Bond Fund.
A discussion regarding the basis for the Board of Trustees' approval of the advisory contracts is available in the Funds' Annual Report for the fiscal year ended November 30, 2021.

Fund Share Pricing

Each Fund computes its daily share price (net asset value) using market prices as of the close of trading on the New York Stock Exchange (generally 4 p.m. Eastern time). Fund shares are not priced on the days when New York Stock Exchange trading is closed (typically weekends and US national holidays). Equity securities traded on a national securities exchange and over-the-counter securities are valued at the last reported sale price on the valuation day. Bonds and other fixed-income securities are valued at prices supplied by one or more independent pricing services, which generally reflect valuations provided by securities broker-dealers and analysis conducted by the independent pricing service. Securities for which there are no sales are valued at the latest bid price. Occasionally there may be days without a readily available market price for a security. These may happen when trading in a security is suspended, the market on which a security is principally traded closes early, or trading volume is insufficient to produce a reliable quoted or computed price. When this occurs, a fair value for such security is determined in good faith using fair value procedures approved by and administered under the supervision of the Board of Trustees. Using fair value to price a security may result in a value different from the security's most recent closing price and from the prices used by other mutual funds to calculate their share prices.
Bond markets and foreign markets may close before the time as of which the share price is computed. Because of this, events occurring after the close of the bond market or a foreign market and before the share price computation may have a material effect on bond and foreign security prices. To account for this, the Funds use evaluations provided by an independent pricing service for bonds and foreign securities. Evaluations for foreign securities are based on the foreign securities' most recent closing market prices as of 4 p.m. Eastern time and correlations with broad market indices, sector indices, equity index futures contracts, American Depositary Receipts, and other factors. Foreign securities may trade on weekends or other days when the Funds do not price their shares. As a result, the share price may change on days when you will not be able to purchase or redeem shares.
13

Additional information about portfolio security valuation, including foreign securities, is contained in the Funds' Statement of Additional Information (SAI).

Purchase and Sale of Fund Shares

IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING A NEW ACCOUNT: To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means for you: When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. For most accounts, we will ask for a photocopy of your driver's license or other identifying documents.
You may open an account and purchase shares by sending a completed application, a photocopy of a government-issued identity document, and a check made payable to the Fund(s) of your choice. Certain account types may be opened online. The minimum initial investment for each Fund is $1,000. The Funds do not accept initial orders via telephone or unaccompanied by payment.
A broker-dealer or other financial intermediary that maintains an account with a Fund in the intermediary's name as nominee for the benefit of the intermediary's clients may aggregate client orders to meet the $1,000 initial minimum investment. In addition, shares of the Funds are available for purchase without any minimum initial investment by:
  Qualified and non-qualified employer-sponsored retirement or benefit plans, including 401(k) plans, 457 plans, 403(b) plans, profit-sharing plans, and deferred compensation plans;
  Qualified retirement or benefit plans, including IRA, ESA, and HSA plans serviced as trustee by Saturna Trust Company; and
  Fee-based advisory programs (including mutual fund wrap programs) sponsored by financial intermediaries that provide bundled services for a fee.
The price applicable to purchases and redemptions of Fund shares is the price next computed after receipt of a purchase or redemption request in proper order. There are no sales charges or loads. The Funds may reject purchases for any reason, such as excessive trading. In addition, anti-money laundering regulations limit acceptance of third-party checks and money orders.
Shareowners may purchase additional shares at any time in minimum amounts of $25. Once an account is open, purchases can be made by check, by electronic funds transfer, or by wire.
With prior authorization, orders can be entered at www.saturnasustainable.com.
Shareowners may authorize the purchase or redemption of shares via electronic funds transfer ("EFT") by completing the appropriate section of the application. To use EFT to purchase or redeem shares, simply call 800-728-8762 (800-SATURNA). Investors may also wire money to purchase shares, though the wiring bank typically charges a fee for this service. Please notify Saturna Capital Corporation when you are wiring money.
Each time shares are purchased or redeemed, a confirmation is sent showing the details of the transaction as well as the current number and value of shares held. Share balances are computed in full and fractional shares, expressed to three decimal places.
Shareowners may request a redemption of all or part of their investment on any business day of the Funds. The Funds pay redemption proceeds in US dollars, and the amount per share received is the price next determined after receipt of a redemption request in proper order. The amount received depends on the value of the investments of a Fund on that day and may be more or less than the cost of the shares being redeemed.
If you are redeeming shares that you recently purchased by check, the Funds may delay sending your redemption proceeds until your check has cleared. This may take up to 15 calendar days after your check is received. If you are redeeming shares that you have recently purchased by EFT, those shares may be subject to a 60-day waiting period during which such shares may only be redeemed by EFT to the same bank account from which the funds were initially withdrawn. Such shares may not be redeemed online during the 60-day waiting period.
The Funds normally send redemption proceeds within one day; however, if the Funds reasonably believe that a cash redemption would negatively impact the operations of a Fund or that the shareowner may be engaged in market-timing or frequent trading, the Funds reserve the right to delay payment of the redemption proceeds for up to seven calendar days. The Funds' investment team continually monitors portfolio liquidity and adjusts the Funds' cash levels based on market outlook, portfolio and investor transactions, and other relevant criteria. Unlike many mutual funds, the Saturna Sustainable Funds do not maintain a bank line of credit that could be used to meet short-term liquidity needs. The Funds also reserve the right to redeem an investor's shares in kind (i.e., providing investors with portfolio securities instead of cash), in whole or in part to meet redemption requests in both normal and stressed market conditions and other appropriate circumstances. The Funds would do so when the Manager or the Board of Trustees determines that it is in the best interests of a Fund's shareholders as a whole. There can be no assurance that the Fund will be able to manage liquidity successfully in all market environments. Under stressed conditions, the Funds may not pay redemption proceeds in a timely fashion.
The Funds reserve the right to change the terms of purchasing shares and services offered.
14

There are several methods you may choose to redeem shares:
Written request
Write:   Sextant Mutual Funds
            Box N
            Bellingham, WA 98227-0596
Or Fax: 360-734-0755
You may redeem shares by a written request and choose one of the following options for the proceeds:
  Redemption check (no minimum)
  Federal funds wire ($5,000 minimum)
Note: Signatures on written requests, such as payments directed to a third party, may need to be guaranteed by a national bank, trust company or by a member of a national securities exchange.
Prevailing rates apply to federal funds wires and expedited courier service for redemption checks. Delivery times cannot be guaranteed by the Funds.
Telephone request
Call:     800-728-8762 or 360-734-9900
Unless Saturna is notified in advance that you do not want this privilege, for telephone requests, the Funds will endeavor to confirm that instructions are genuine. The caller must provide:
  the name of the person making the request,
  the name and address of the registered owner(s),
  the account number,
  the amount to be redeemed, and
  the method for remittance of the proceeds.
Online
Visit:     www.saturnasustainable.com
To initiate transactions online, shareowners must first complete an Online Access and E-Delivery form available on www.saturnasustainable.com or by calling toll-free 1-800-728-8762. When accessing their account, users must provide the username and password, and possible security prompts.
When you redeem shares, you may choose one of the following options for the proceeds:
  Redemption check (no minimum) sent to registered owner(s) at the account address of record. Note: Redemption checks sent to other than registered owners may require a written request with a signature guarantee.
  Electronic Funds Transfers ($100 minimum) with proceeds transmitted to your bank account as designated by the EFT authorization on your application. The transfer agent must receive the EFT authorization at least two weeks before EFT can be used.
  Exchange (in at least the minimum established by the Fund being purchased) for shares of any other Fund for which Saturna Capital Corporation is adviser. If the exchange is your initial investment into the Fund, the new account will automatically have the same registration as your original account.
As the transfer agent, Saturna may also require a form of personal identification. Neither the transfer agent nor the Funds will be responsible for the results of transactions they reasonably believe genuine.
The shares and/or uncashed checks of redemptions, dividends, or distributions may be transferred to your state of residence if no activity occurs within your account during an "inactivity period" specified in your state's laws. The shareowner's last known address of record determines which state has jurisdiction. Some states, such as Texas, allow shareowners to designate a representative to receive escheatment (transfer) notifications if their account is being transferred to a state government.
The Funds may restrain any account and suspend account services when: the Funds believe that a dispute may exist between the registered or beneficial account owners; the Funds believe that a transaction may be fraudulent; in cases of abusive or threatening conduct or suspected illegal activity; or if the Funds are unable to verify the identity of the person(s) or entity opening an account or requesting a transaction.

Purchase and Sale of Fund Shares Through Financial Intermediaries

The Funds have authorized financial intermediaries (such as securities brokers or dealers, retirement plan recordkeepers, banks, and trust companies) to receive purchase, redemption, and exchange orders on behalf of the Funds. These authorized intermediaries may designate other intermediaries to receive such orders. A Fund will be deemed to have received a purchase, redemption, or exchange order when an authorized intermediary (or its designee) receives the transaction request in good order.
If you purchase shares through an intermediary, the transfer agent may not have your account information. If so, you must contact your intermediary to perform transactions. Investors should be aware that intermediaries might have policies different than the Funds' policies regarding purchases, redemptions, or exchanges and these may be in addition to or in place of the Funds' policies. For more information about these restrictions and policies, please contact your broker, retirement plan administrator, or other intermediary.
15

Distributions

The Funds intend to distribute their net investment income and net realized capital gains, if any, to their shareowners. Distributions from net capital gains are paid annually, typically by the end of the year. Saturna Sustainable Equity Fund pays income dividends annually, typically by the end of the year. As a result of its investment strategy, the Saturna Sustainable Equity Fund may not pay income dividends. Dividends from net investment income, if any, of the Saturna Sustainable Bond Fund will be declared and paid annually, typically by the end of the year.
Both dividends and capital gain distributions are paid in additional full and fractional shares of the Fund owned. At your option, you may receive dividends and/or capital gain distributions greater than $10 in cash. Dividends or capital gains in amounts less than $10 will be reinvested. If you do not indicate any choice on your application, your dividends will be reinvested. You are notified of each dividend and capital gain distribution at the end of the month when paid.
Returned dividend checks and dividend checks that remain uncashed for six months will be automatically reinvested into your account and invested in additional shares of the Fund owned; future dividends in such accounts will continue to be reinvested until the shareowner is located or the account is closed.

Frequent Trading Policy

The Funds are intended for long-term investment and do not permit rapid trading. The Funds' Board of Trustees has adopted a Frequent Trading Policy that attempts to identify and limit rapid trading. Rapid trading may lead to higher portfolio turnover, which may negatively affect performance or increase costs, thereby adversely affecting other shareowners.
To the extent reasonably practicable, the Funds monitor trading in their shares in an effort to identify trading patterns that appear to indicate frequent purchases and redemptions that might violate the Frequent Trading Policy. If the Funds believe that they have identified a pattern of such trading (whether directly through a Fund, indirectly through an intermediary, or otherwise), they may, in their sole discretion, temporarily or permanently bar future purchases of shares of the Funds (or any other fund managed by the adviser) by the account holder, or any accounts under common control (such as those advised by an investment manager or any other type of asset allocator).
In making such a judgment, factors considered may include the size of the trades, the frequency and pattern of trades, the methods used to communicate orders, and other factors considered relevant.
Although this process involves judgments that are inherently subjective, the Funds seek to make decisions that are consistent with the interests of the Funds' shareowners. The Funds reserve the right to refuse or revoke any purchase order for any reason a Fund believes to be contrary to the Frequent Trading Policy.
The Funds often receive orders through financial intermediaries who trade Fund shares through omnibus accounts (i.e., a single account in which the transactions of individual shareowners are combined). When possible, the Funds obtain contractual agreements with intermediaries to enforce the Funds' redemption policies, and rely on intermediaries to have reasonable procedures in place to detect and prevent excessive trading or market timing of Fund shares. The Funds cannot always identify all intermediaries, or detect or prevent trading that violates the Frequent Trading Policy through intermediaries or omnibus accounts. Some intermediaries trade shares of several Funds and cannot always enforce a particular Fund's policies.

Tax Consequences

Dividends and capital gain distributions may be subject to income tax, whether they are paid in cash or reinvested in additional Fund shares, depending on the type of distribution, the type of your account, and your city, state, and country of tax residence. Income dividends paid by the Saturna Sustainable Equity Fund are normally eligible for the "qualified dividend income" tax rate.
An exchange of a Fund's shares for shares of another fund will be treated as a sale of the Fund's shares and any gain on the transaction may be subject to income tax.
Shareowners receive quarterly statements. The year-end statement should be retained for tax accounting. As transfer agent, Saturna Capital Corporation keeps each account's entire investment transaction history and helps shareowners maintain the tax records needed to determine reportable capital gains and losses as well as dividend income.
Each February, the transfer agent reports to each shareowner (consolidated by US taxpayer identification number) and to the Internal Revenue Service ("IRS") the amount of each redemption transaction of the shareowner and the amount of dividends and capital gain distributions he or she received for the preceding calendar year. Capital gains a Fund distributes may be taxed at different rates, depending on the length of time a Fund held its investments on which the gains were realized.
Tax regulations require reporting cost basis information to you and the IRS on Form 1099-B. This information is reported using a cost basis method selected by you or, in the event no cost basis method was selected, our default method (FIFO – First In, First Out). Please note that the cost basis information reported to you may not always be the same as what you report on your tax return, as different rules may apply. You should save your transaction records to make sure the information reported on your tax return is accurate.
16

To avoid being subject to federal backup withholding tax on dividends and other distributions, you must furnish your correct Social Security or other tax payer identification number when you open an account.
Distributions to shareowners who are not US taxpayers may be subject to withholding tax unless an applicable tax treaty provides for a reduced rate or exemption. Capital gain distributions paid by the Funds are not subject to withholding when paid to shareowners who are not US taxpayers.

Distribution Arrangements

The Saturna Sustainable Funds intend to comply with the concept of Clean Shares as defined by the United States Securities and Exchange Commission. Clean Shares are characterized by a lack of any ongoing distribution expenses, sub-transfer agency, or recordkeeping fees, and that financial intermediaries transact shares solely on an agency basis. When you purchase Clean Shares through a financial intermediary, such as a broker-dealer or financial adviser, you may be charged a transaction fee or commission to purchase the shares.
Shares may be purchased and sold through intermediaries, such as broker-dealers and retirement plan administrators, having agreements with the Funds. These intermediaries may require the adviser/distributor to the Funds to share revenues to compensate the intermediaries for their services. Any such payments could be characterized as "revenue sharing." An intermediary's receipt or expectation of receipt of revenue sharing payments could influence an intermediary's recommendation of the Funds. You should review your intermediary's compensation practices for that information. For more information, see the Funds' Statement of Additional Information.
17

Financial Highlights

The tables on the following page can help you understand each Fund's financial performance. The top section of each table reflects financial results for a single Fund share. The total returns represent the rate that an investor earned (or lost) on an investment in each Fund, assuming reinvestment of all dividends and distributions and without regard to income taxes. Tait, Weller & Baker, LLP, the independent registered public accounting firm for the Funds, audited this information. Their report and each Fund's financial statements are in the Funds' Annual Report (available free upon request from the Funds at www.saturnasustainable.com or by calling 800-728-8762).

Saturna Sustainable Equity Fund (SEEFX)		For year ended November 30,

Selected data per share of outstanding capital stock throughout each year:	2021	2020	2019	2018	2017

Net asset value at beginning of year	$16.72	$13.58	$11.51	$11.44	$9.43

Income from investment operations

Net investment income	0.13	0.10	0.09	0.09	0.09

Net gains on securities (both realized & unrealized)	1.76	3.11	2.08	0.07	1.97

Total from investment operations	1.89	3.21	2.17	0.16	2.06

Less distributions

Dividends (from net investment income)	(0.06)	(0.07)	(0.10)	(0.09)	(0.05)

Total distributions	(0.06)	(0.07)	(0.10)	(0.09)	(0.05)

Net asset value at end of year	$18.55	$16.72	$13.58	$11.51	$11.44

Total return	11.32%	23.74%	19.04%	1.39%	22.01%

Ratios / supplemental data

Net assets ($000), end of year	$25,375	$16,834	$8,185	$5,658	$4,984

Ratio of expenses to average net assets

Before adviser fees waiver and custodian fee credits	0.85%	0.78%	1.81%	1.27%	1.48%

After adviser fee waivers	0.76%	0.75%	0.78%	0.76%	0.88%

After adviser fees waiver and custodian fee credits	0.75%	0.73%	0.75%	0.75%	0.86%

Ratio of net investment income after adviser fee waivers and custodian fee credits to average net assets	0.71%	0.61%	0.80%	0.82%	0.95%

Portfolio turnover rate	8%	13%	13%	8%	12%

Saturna Sustainable Bond Fund (SEBFX)	For year ended November 30,

Selected data per share of outstanding capital stock throughout each year:	2021	2020	2019	2018	2017

Net asset value at beginning of year	$10.25	$9.70	$9.39	$9.87	$9.65

Income from investment operations

Net investment income	0.20	0.23	0.28	0.26	0.27

Net gains (losses) on securities (both realized and unrealized)	(0.42)	0.42	0.29	(0.48)	0.23

Total from investment operations	(0.22)	0.65	0.57	(0.22)	0.50

Less distributions

Dividends (from net investment income)	(0.01)	(0.10)	(0.26)	(0.26)	(0.27)

Capital gains distribution	-	-	-	-	(0.01)

Total distributions	(0.01)	(0.10)	(0.26)	(0.26)	(0.28)

Net asset value at end of year	$10.02	$10.25	$9.70	$9.39	$9.87

Total return	(2.14)%	6.78%	6.09%	(2.29)%	5.28%

Ratios / supplemental data

Net assets ($000), end of year	$26,048	$21,973	$27,775	$31,647	$21,980

Ratio of expenses to average net assets

Before fee waivers	0.86%	0.85%	0.83%	0.77%	0.92%

After fee waivers	0.66%	0.67%	0.66%	0.66%	0.75%

After fee waivers and custodian fee credits	0.65%	0.65%	0.65%	0.65%	0.74%

Ratio of net investment income after fee waivers and custodian fee credits to average net assets	1.99%	2.33%	2.87%	2.99%	2.82%

Portfolio turnover rate	65%	63%	38%	25%	14%

19

www.saturnasustainable.com

Additional information about each Fund's investments is available in the Funds' annual and semi-annual shareowner reports. The Funds' annual report includes a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during its last fiscal year. The Statement of Additional Information contains additional information and is incorporated in this Prospectus by reference. To request a free copy of the Statement of Additional Information, any reports or other information associated with the Saturna Sustainable Funds, and to make shareowner inquiries, please contact us at:
Saturna Investment Trust – Saturna Sustainable Funds
1300 N. State St., Bellingham, WA 98225
1-800-728-8762 [1-800-SATURNA]
www.saturnasustainable.com
The Statement of Additional Information, the Annual and Semi-Annual Reports, this Prospectus, and other documents are available to download from our website, www.saturnasustainable.com and/or from your financial intermediary.
Reports and other information about the Funds are also available on the SEC's EDGAR database (www.sec.gov), and copies may be obtained, upon payment of a duplicating fee, by sending an email to publicinfo@sec.gov.
The Saturna Sustainable Funds are series of Saturna Investment Trust.
(logo omitted)
Saturna Capital
1300 N. State Street
Bellingham, WA 98225
1-800-728-8762
www.saturna.com
Saturna Investment Trust's Investment Company Act file number is 811-05071.

Idaho Tax-Exempt Fund

Ticker Symbol: NITEX

Prospectus

March 30, 2022

Please read this Prospectus and keep it for future reference. It is designed to provide important information and to help investors decide if the Fund's goals match their own.
Neither the Securities and Exchange Commission nor any state securities authority has approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
Idaho Tax-Exempt Fund is a series of Saturna Investment Trust.

Table of Contents:

2

Idaho Tax-Exempt Fund

NITEX

Investment Objective
Idaho Tax-Exempt Fund seeks to provide income free from federal income, federal alternative minimum, and Idaho state income taxes. Preservation of capital is a secondary objective.

Fees and Expenses
This section describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Shareowner Fees
None.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.50%
Other Expenses	0.17%
Total Annual Fund Operating Expenses	0.67%
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions, your costs would be:
1 Year	3 Years	5 Years	10 Years
$68	$214	$373	$835
Portfolio Turnover
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 8.64% of the average value of its portfolio.

Principal Investment Strategies
Idaho Tax-Exempt Fund invests in debt securities issued by the State of Idaho and its political subdivisions. These municipal bonds, notes, and commercial paper may be in various forms, including general obligation bonds, revenue bonds, mortgage bonds, certificates of participation, local improvement district bonds, and refunding bonds.
The Fund buys investment-grade bonds, meaning those rated BBB or higher by a national bond rating agency (e.g., Standard & Poor's), or, if unrated, of equivalent quality in the opinion of the adviser, considered at the time of purchase. At least 40% of bonds that the Fund buys must be rated A or higher or, if unrated, of equivalent quality, on a similar basis. Factors used in bond evaluations include such information as the bond district's financial position, population size, employment trends, economic activity, and diversification. The portfolio's dollar-weighted average effective maturity is expected to range between 6 and 15 years. In accordance with the fundamental investment policies of the Fund, under normal circumstances, at least 80% of net assets are invested in debt securities generating income exempt from both federal and Idaho income tax.

Principal Risks of Investing
Market risk: The value of the Fund's shares rises and falls as the market value of the securities in which the Fund invests goes up and down. The market value of securities will fluctuate, sometimes significantly and unpredictably, with stocks generally being more volatile than bonds. When you redeem your shares, they may be worth more or less than what you paid for them. Only consider investing in the Fund if you are willing to accept the risk that you may lose money.
Investment strategy risk: Because the Fund concentrates its investments primarily in Idaho municipal securities, its investments are susceptible to factors adversely affecting Idaho. These factors include economic and financial trends as well as political conditions in Idaho and its political subdivisions. Investing primarily in Idaho bonds means the Fund is less diversified than some other types of mutual funds. Concentrating investments in a single state or a small number of security issues may lead to underperformance compared to investments selected in greater number and/or from a wider universe.
Tax risk: The Fund is vulnerable to tax rate changes, either at the Idaho or federal level, since part of municipal securities' value is derived from the recipient's ability to exclude interest payments from taxation. Should this exclusion be reduced, the market for municipal securities, and consequently the Fund's share value, may be adversely affected.
3

Idaho Tax-Exempt Fund

NITEX

Interest rate risk: Investing in bonds includes the risk that as interest rates rise, bond prices will fall. Conversely, during periods of declining interest rates bond prices generally rise, but bond issuers may call or prepay the bond and reissue debt at lower interest rates. The longer a bond's maturity, the more sensitive the bond is to interest rate changes. The risks associated with changing interest rates may have unpredictable effects on bond markets, the liquidity of bonds, and the Fund's investments.
Call risk: Bonds with embedded callable options also contain an element of prepayment or call risk. When interest rates decline, issuers can retire their debt and reissue bonds at a lower interest rate.
Credit risk: Investing in bonds includes the risk that an issuer will not pay interest or principal when due, or the issuer may default altogether. If an issuer's credit quality is perceived to decline, the value and liquidity of the issuer's bonds may also decline.
State-specific bond risk: Investing only in Idaho bonds means the Fund has greater exposure to events in that state. Factors such as political, economic, and financial trends in the state of Idaho can affect market prices for the Fund's holdings.
Liquidity risk: Liquidity risk exists when particular investments are difficult to sell and may be more difficult to value. If the Fund is forced to sell these investments during unfavorable conditions to meet redemptions or for other cash needs, the Fund may lose money on its investments. As a result, the Fund may be unable to achieve its objective.

Performance
Annual Total Return
The following bar chart presents the calendar year total returns of the Fund before taxes. The bar chart provides an indication of the risks of investing in the Fund by showing changes in performance from year to year. A fund's past performance (before and after taxes) is not a guarantee of how a fund will perform in the future.
Performance data current to the most recent month-end and quarter-end are available on www.idahotaxexemptfund.com.

Best Quarter	Q1 2019	2.41%
Worst Quarter	Q4 2016	-3.01%
Average Annual Total Returns
The table below presents the average annual returns for the Fund and provides an indication of the risks of investing in the Fund by showing how the Fund's average annual returns for 1, 5, and 10 years compare to those of a broad-based market index.
Periods ended December 31, 2021
	1 Year	5 Years	10 Years
Return before taxes	0.31%	2.94%	2.47%
Return after taxes on distributions	0.31%	2.94%	2.46%
Return after taxes on distributions and sale of Fund shares	0.30%	2.85%	2.20%
S&P Idaho Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)	2.22%	4.03%	4.13%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
4

Idaho Tax-Exempt Fund

NITEX

Investment Adviser

Saturna Capital Corporation is Idaho Tax-Exempt Fund's investment adviser.

Portfolio Manager

Ms. Elizabeth Alm CFA®, a portfolio manager and senior investment analyst of Saturna Capital Corporation, is the person primarily responsible for the day-to-day management of the Idaho Tax-Exempt Fund, which she has managed since 2020. Mr. Christopher W. Lang CFA®, a portfolio manager and a senior investment analyst of Saturna Capital Corporation, has been the deputy portfolio manager since 2020.

Purchase and Sale of Fund Shares

You may open an account and purchase shares by sending a completed application, a photocopy of a government-issued identity document, and a check made payable to the Idaho Tax-Exempt Fund.
The minimum initial investment is $1,000 (for tax-sheltered accounts, there is no minimum).
Shareowners may purchase additional shares at any time in minimum amounts of $25.
Shareowners may redeem shares on any business day by several methods:
Written request
Write:   Idaho Tax-Exempt Fund
            Box N
            Bellingham, WA 98227-0596
Or Fax: 360-734-0755
Telephone request
Call: 800-728-8762 or 360-734-9900
Online
Visit: www.idahotaxexemptfund.com

Tax Information

The Fund's distribution of dividends paid from investments in Idaho bonds are generally not subject to federal or Idaho state income taxes. Interest on certain bonds, such as revenue bonds, may be subject to the federal alternative minimum income tax (AMT). Bonds subject to AMT do not count as satisfying the Fund's requirement to invest 80% of its net assets in debt securities generating tax-exempt income. Any ordinary income dividends or capital gain distributions you receive from the Fund may be subject to federal, state, and local income taxes.

Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.
5

Investment Objectives

Idaho Tax-Exempt Fund seeks to provide income free from federal income, federal alternative minimum, and Idaho state income taxes. Preservation of capital is a secondary objective.
There can be no guarantee that the particular investment objectives of the Fund will be realized. These investment objectives may only be changed with approval by vote of a majority of the outstanding shares of the Fund.

Principal Investment Strategies

Under normal circumstances, at least 80% of net assets are invested in debt securities generating income exempt from both federal and Idaho income tax.
The Fund buys investment-grade bonds, meaning those rated BBB or higher by a national bond rating agency (e.g., Standard & Poor's) or, if unrated, of equivalent quality in the opinion of the adviser, considered at the time of purchase. At least 40% of bonds that the Fund buys must be rated A or higher or, if unrated, of equivalent quality, on a similar basis. The portfolio's dollar-weighted average effective maturity is expected to range between 6 and 15 years.
Up to 60% of total assets of the Fund can be invested in non-rated bonds. The adviser will purchase only those nonrated bonds that it believes are liquid and can be sold at the value consistent with that used for net asset value purposes.
The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's investment strategies in attempting to respond to adverse market, economic, political, or other conditions. Temporary defensive positions may protect principal in adverse market conditions but could reduce returns if security prices are increasing. Taking a temporary defensive position may keep the Fund from attaining its investment objective.

Principal Risks

As with any investment in a mutual fund, the value of a Fund's shares rises and falls as the market value of the securities in which the Fund invests goes up and down. When you redeem your shares, they may be worth more or less than what you paid for them. Before you invest in a Fund, you should carefully evaluate the Fund's investment risk in light of your investment goals. Only consider investing in the Fund if you are willing to accept the risk that you may lose money. An investment in the Fund held for longer periods over full market cycles typically provides the best potential for favorable investment returns. The Fund's principal investment strategies include the following principal investment risks.
Market risk: The market value of securities will fluctuate, sometimes significantly and unpredictably, with stocks generally being more volatile than bonds. The securities markets are also susceptible to data imprecision, technology malfunctions, operational errors, and similar factors that may adversely affect a single issuer, a group of issuers, an industry, or the market as a whole. Changes in value may be temporary or may last for extended periods. A slow-growing economy or a recessionary environment may adversely impact securities markets and prices of securities in which the Fund invests. Economies and financial markets throughout the world are becoming increasingly interconnected. Local, regional, or global events such as war, acts of terrorism, the spread of infectious disease or other public health issues, or other events could have a significant impact on the Fund and its investments. As a result, events or conditions that impact the economies or securities markets may adversely impact the Fund even if it is not invested primarily in those economies or markets.
Investment strategy risk: Because the Fund concentrates its investments primarily in Idaho municipal securities, its investments are susceptible to factors adversely affecting Idaho. These factors include economic and financial trends as well as political conditions in Idaho and its political subdivisions. Investing primarily in Idaho bonds means the Fund is less diversified than some other types of mutual funds. Concentrating investments in a single state or a small number of security issues may lead to underperformance compared to investments selected in greater number and/or from a wider universe.
Tax risk: The Fund is vulnerable to tax rate changes, either at the Idaho or federal level, since part of municipal securities' value is derived from the recipient's ability to exclude interest payments from taxation. Should this exclusion be reduced, the market for municipal securities, and consequently the Fund's share value, may be adversely affected.
Interest rate risk: Investing in bonds includes the risk that as interest rates rise, bond prices will fall. The longer a bond's maturity, the more sensitive the bond is to interest rate changes. A bond's sensitivity to interest rate changes often is measured by a bond's duration. As levels of interest rates fluctuate, bonds with longer durations generally have larger price changes than bonds with shorter durations.
The historically low interest rate environment heightens the risks associated with rising interest rates. A rising interest rate environment may adversely impact the liquidity of bonds and lead to increased volatility of bond markets. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation, and changes in general economic conditions. Interest rates are currently extremely low, even negative, as government policies artificially support bond prices. Future changes in governments, and their fiscal and monetary policies, could lower bond prices.
Call risk: Bonds with embedded callable options also contain an element of prepayment or call risk. When interest rates decline, issuers can retire their debt and reissue bonds at a lower interest rate. This hurts investors because yields available for reinvestment will have declined and upward price mobility on callable bonds is generally limited by the call price.
Credit risk: Investing in bonds includes the risk that an issuer will not pay interest or principal when due, or the issuer may default altogether. If an issuer's credit quality is perceived to decline, the
6

value and liquidity of the issuer's bonds may also decline. The perceived credit of a bond issuer, and hence the price of its bonds, varies for many reasons including profits of a business, the willingness of government units to pay their obligations, and unforeseen liabilities such as increased pension plan obligations resulting from low interest rate earnings assumptions.
Liquidity risk: Liquidity risk exists when particular investments are difficult to sell and may be more difficult to value. If the Fund is forced to sell these investments during unfavorable conditions to meet redemptions or for other cash needs, the Fund may lose money on its investments. The risk of loss may increase depending on the size and frequency of redemptions and whether redemptions occur during market turmoil or declining prices. The Fund may be unable to sell its less liquid securities at its desired price. The purchase price and subsequent valuation of less liquid securities typically reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists. Reduced liquidity may result from a drop in overall market trading volume, an inability to find a ready buyer, or legal restrictions on the securities' resale.
State-specific bond risk: State-specific bond risk entails changes in investor perceptions about the state of Idaho or other entities issuing bonds in Idaho. Investing only in Idaho bonds means the Idaho Tax-Exempt Fund has greater exposure to events in that state. Factors such as political, economic, and financial trends in the state of Idaho will affect market prices for the Fund's holdings of Idaho issuers, regardless of the actions of the broader market for municipal bonds. Investor perceptions of those events may cause bonds in the Fund's portfolio to vary up and down.
Operational Risk
Cybersecurity risk: The risk of a cybersecurity incident arises as a result of an overall increase in deliberate attacks and the rapidly evolving nature of such attacks. Such an attack may seek to gain unauthorized access to electronic systems for purposes of obtaining nonpublic personally identifiable information or proprietary information or causing operational disruption. Saturna cannot control the cybersecurity systems of third party service providers or issuers and, therefore, a cybersecurity incident that impacts a company with which Saturna or the Fund does business may also impact Fund shareowners. While Saturna has established internal risk management measures designed to identify, protect against, detect, respond to, and recover from cybersecurity incidents, no program can guarantee that all threats and vulnerabilities have been eliminated. There currently is no insurance policy available to cover all of the potential risk of loss that may result from or is associated with a cyber attack. Unless specifically agreed by Saturna Capital separately or as may be required by law, Saturna and the Fund are neither guarantors against, nor obligors for, any damages resulting from a cyber-related incident.
Please refer to the Trust's Statement of Additional Information for further details about the risks of investing in the Fund.

Investment Information

Shareowners receive a financial report showing the investment returns, portfolios, income, and expenses of the Fund every six months. A copy of the audited financial statements of the Fund for the period ended November 30, 2021, in the Fund's Annual Report, is available on request. Investors may obtain current share prices daily on financial information websites, by calling toll-free 1-800-728-8762, on electronic quotation systems (symbol: NITEX), and at www.idahotaxexemptfund.com.
This Prospectus, financial reports, performance information, proxy voting records, and other useful information are also available at www.idahotaxexemptfund.com. Portfolio holdings are provided each month-end online (see the Statement of Additional Information for a description of portfolio disclosure policies).

Investment Adviser

Saturna Capital Corporation, 1300 N. State Street, Bellingham, Washington 98225 is the Fund's investment adviser and administrator ("Saturna Capital" or the "adviser"). Founded in 1989, Saturna Capital Corporation has approximately $6.7 billion in assets under management as of December 31, 2021. It is also the adviser to other funds of the Saturna Investment Trust, the Amana Mutual Funds Trust, and to separately managed accounts. Saturna Capital's wholly-owned subsidiary in Malaysia manages separate accounts and investment funds. Another wholly-owned subsidiary, Saturna Environmental Corporation, owns an environmental education camp.
Ms. Elizabeth Alm CFA®, portfolio manager of Idaho Tax-Exempt Fund, joined Saturna Capital in 2018. Ms. Alm is also portfolio manager of the Sextant Bond Income Fund and deputy portfolio manager of the Saturna Sustainable Bond and Amana Participation Funds. From 2007 to 2018, Ms. Alm was a senior research analyst with Wells Fargo Asset Management focusing on high-yield municipal bonds.
Mr. Christopher W. Lang CFA®, deputy portfolio manager of Idaho Tax-Exempt Fund, joined Saturna Capital in 2005. Mr. Lang is also the deputy portfolio manager of Sextant International Fund. For Saturna Capital he has worked in mutual fund operations, investment research, and is vice president of Saturna Brokerage Services, Inc., the Funds' distributor and a wholly-owned subsidiary of the adviser.
See the Statement of Additional Information for a discussion of their compensation, other accounts managed, and ownership of the Idaho Tax-Exempt Fund. Portfolio managers may maintain substantial positions in Saturna mutual funds and generally do not purchase individual securities for their own accounts.
Advisory Fee The Fund pays a monthly advisory fee at the annual rate of 0.50% of the average daily net assets up to $250 million, 0.40% of assets between $250 million and $1 billion, and 0.30% of assets in excess of $1 billion. For the fiscal year ended November 30, 2021, the aggregate advisory fee paid was 0.49% of average net assets.
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A discussion regarding the basis for the Board of Trustees renewing the advisory contract is available in the Fund's Annual Report published for the fiscal year ended November 30, 2021.

Fund Share Pricing

The Fund computes its daily share price (net asset value) using market prices as of the close of trading on the New York Stock Exchange (generally 4 p.m. Eastern time). Fund shares are not priced on the days when New York Stock Exchange trading is closed (typically weekends and US national holidays). Bonds and other fixed-income securities are valued at prices supplied by one or more independent pricing services, which generally reflect valuations provided by securities broker-dealers and analysis conducted by the independent pricing service. Securities for which there are no sales are valued at the latest bid price. Occasionally there may be days without a readily available market price for a security. These may happen when trading in a security is suspended, the market on which a security is principally traded closes early, or trading volume is insufficient to produce a reliable quoted or computed price. When this occurs, a fair value for such security is determined in good faith using fair value procedures approved by and administered under the supervision of the Board of Trustees. Using fair value to price a security may result in a value different from the security's most recent closing price and from the prices used by other mutual funds to calculate their share prices.
Additional information about portfolio security valuation, including foreign securities, is contained in the Fund's Statement of Additional Information (SAI).

Purchase and Sale of Fund Shares

IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING A NEW ACCOUNT: To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means for you: When you open an account, we will ask for your name, street address, date of birth, and other information that will allow us to identify you. For most accounts, we will ask for a photocopy of your driver's license or other identifying documents.
You may open an account and purchase shares by sending a completed application, a photocopy of a government-issued identity document, and a check made payable to the Idaho Tax-Exempt Fund. The minimum initial investment is $1,000 (for tax-sheltered accounts, there is no minimum). The Fund does not accept initial orders via telephone or unaccompanied by payment.
The price applicable to purchases and redemptions of Fund shares is the price next computed after receipt of a purchase or redemption request in proper order by the Fund's transfer agent (Saturna Capital Corporation). There are no sales charges or loads. The Fund may reject purchases for any reason, such as excessive trading. In addition, anti-money laundering regulations limit the acceptance of third-party checks and money orders.
Shareowners may purchase additional shares at any time in minimum amounts of $25. Once an account is open, purchases can be made by check, by electronic funds transfer, or by wire. With prior authorization, orders can be entered at www.saturna.com.
Shareowners may authorize the purchase or redemption of shares via electronic funds transfer ("EFT") by completing the appropriate section of the application. The authorization must be received at least two weeks before EFT can be used. To use EFT to purchase or redeem shares, simply call 800-728-8762 (800-SATURNA). Investors also may wire money to purchase shares, though the wiring bank typically charges a fee for this service. Please notify Saturna Capital when you are wiring money.
Each time shares are purchased or redeemed, a confirmation is sent showing the details of the transaction as well as the current number and value of shares held. Share balances are computed in full and fractional shares, expressed to three decimal places.
Shareowners may request a redemption of all or part of their investment on any business day of the Fund. The Fund pays redemption proceeds in US dollars, and the amount per share received is the price next determined after receipt of a redemption request in proper order. The amount received depends on the value of the investments of the Fund on that day and may be more or less than the cost of the shares being redeemed.
If you are redeeming shares that you recently purchased by check, the Funds may delay sending your redemption proceeds until your check has cleared. This may take up to 15 calendar days after your check is received. If you are redeeming shares that you have recently purchased by EFT, those shares may be subject to a 60-day waiting period during which such shares may only be redeemed by EFT to the same bank account from which the funds were initially withdrawn. Such shares may not be redeemed online during the 60-day waiting period.
There are several methods you may choose to redeem shares:
Written request
Write:   Idaho Tax-Exempt Fund
            Box N
            Bellingham, WA 98227-0596
Or Fax: 360-734-0755
You may redeem shares by a written request and choose one of the following options for the proceeds:
  Redemption check (no minimum)
  Federal funds wire ($5,000 minimum)
Note: Signatures on written requests, such as payments directed to a third party, may need to be guaranteed by a national bank or trust company, or by a member of a national securities exchange.
Prevailing rates apply to federal funds wires and expedited courier service for redemption checks. Delivery times cannot be guaranteed by the Fund.
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Telephone request
Call: 800-728-8762 or 360-734-9900
Unless Saturna is notified in advance that you do not want this privilege, for telephone requests, the Funds will endeavor to confirm that instructions are genuine. The caller must provide:
  the name of the person making the request,
  the name and address of the registered owner(s),
  the account number,
  the amount to be redeemed, and
  the method for remittance of the proceeds.
Online
Visit: www.idahotaxexemptfund.com
To initiate transactions online, shareowners must first complete an Online Access and E-Delivery form available on www.idahotaxexemptfund.com or by calling toll-free 1-800-728-8762. When accessing their account, users must provide the username and password, and possible security prompts.
When youredeem shares, you maychoose one of the following options for the proceeds:
  Redemption check (no minimum) sent to registered owner(s) at the account address of record. Note: Redemption checks sent to other than registered owners may require a written request with a signature guarantee.
  Electronic Funds Transfer ($100 minimum) with proceeds transferred to your bank account as designated by the EFT authorization on your application. The transfer agent must receive the EFT authorization at least two weeks before EFT transfer can be used.
  Exchange (in at least the minimum initial amount established by the Fund being purchased) for shares of any other Fund for which Saturna Capital Corporation is adviser. If the exchange is your initial investment into this Fund, the new account will automatically have the same registration as your original account.
As the transfer agent, Saturna may also require a form of personal identification. Neither the transfer agent nor the Fund will be responsible for the results of transactions they reasonably believe genuine.
The shares and/or uncashed checks of redemptions, dividends, or distributions may be transferred to your state of residence if no activity occurs within your account during an "inactivity period" specified in your state's laws. The shareowner's last known address of record determines which state has jurisdiction. Some states, such as Texas, allow shareowners to designate a representative to receive escheatment (transfer) notifications if their account is being transferred to a state government.
The Fund may restrain any account and suspend account services when: the Fund believes that a dispute may exist between the registered or beneficial account owners; the Fund believes that a transaction may be fraudulent; in cases of abusive or threatening conduct or suspected illegal activity; or if the Fund is unable to verify the identity of the person(s) or entity opening an account or requesting a transaction.
The Fund normally sends redemption proceeds within one day; however, if the Fund reasonably believes that a cash redemption would negatively impact the operations of a Fund or that the shareowner may be engaged in market-timing or frequent trading, the Fund reserves the right to delay payment of the redemption proceeds for up to seven calendar days. The Fund's investment team continually monitors portfolio liquidity and adjusts the Fund's cash levels based on market outlook, portfolio and investor transactions, and other relevant criteria. Unlike many mutual funds, the Idaho Tax-Exempt Fund does not maintain a bank line of credit that could be used to meet short-term liquidity needs. There can be no assurance that the Fund will be able to manage liquidity successfully in all market environments. Under stressed conditions, the Fund may not pay redemption proceeds in a timely fashion.
The Fund reserves the right to change the terms of purchasing shares and services offered.

Purchase and Sale of Fund Shares Through Financial Intermediaries

The Fund has authorized financial intermediaries (such as securities brokers or dealers, retirement plan recordkeepers, and banks and trust companies) to receive purchase, redemption, and exchange orders on behalf of the Fund. These authorized intermediaries may designate other intermediaries to receive such orders. The Fund will be deemed to have received a purchase, redemption, or exchange order when an authorized intermediary (or its designee) receives the transaction request in good order.
If you purchase shares through an intermediary, the transfer agent may not have your account information. If so, you must contact your intermediary to perform transactions. Investors should be aware that intermediaries might have policies different than the Fund's policies regarding purchases, redemptions, or exchanges and these may be in addition to or in place of the Fund's policies. For more information about these restrictions and policies, please contact your broker, retirement plan administrator, or other intermediary.

Distributions

The Fund intends to distribute its net investment income and net realized capital gains, if any, to its shareowners. The Fund accounts for its distributions as taxable capital gains (originating from net realized gains on portfolio transactions), taxable income (originating from dividends, taxable interest, and certain other types of gains), or tax-exempt income (originating from interest on certain municipal bonds). Income dividends are declared daily and reinvested or distributed (paid) monthly. Distributions from capital gains are paid annually, typically by the end of the year.
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Both dividends and capital gain distributions are paid in additional full and fractional shares of the Fund owned. At your option, you may receive dividends and/or capital gain distributions greater than $10 in cash. Dividends or capital gains in amounts less than $10 will be reinvested. If you do not indicate any choice on your application, your dividends will be reinvested. You are notified of each dividend and capital gain distribution at the end of the month when paid.
Returned dividend checks and dividend checks that remain uncashed for six months will be automatically reinvested into your account and invested in additional shares of the Fund owned; future dividends in such accounts will continue to be reinvested until the shareowner is located or the account is closed.

Frequent Trading Policy

The Fund is intended for long-term investment and does not permit rapid trading. The Fund's Board of Trustees has adopted a frequent trading policy that attempts to identify and limit rapid trading. Rapid trading may lead to higher portfolio turnover, which may negatively affect performance or increase costs, thereby adversely affecting other shareowners.
To the extent reasonably practicable, the Fund monitors trading in its shares in an effort to identify trading patterns that appear to indicate frequent purchases and redemptions that might violate the Frequent Trading Policy. If the Fund, the transfer agent, or the Fund's manager, based on the information available, believes that it has identified a pattern of such trading (whether directly through the Fund, indirectly through an intermediary, or otherwise), it may, in its sole discretion, temporarily or permanently bar future purchases of shares of the Fund (or any other fund managed by the adviser) by the account holder, or any accounts under common control (such as those advised by an investment manager or any other type of asset allocator).
In making such a judgment, factors considered may include the size of the trades, the frequency and pattern of trades, the methods used to communicate orders, and other factors considered relevant.
Although this process involves judgments that are inherently subjective, the Fund seeks to make decisions that are consistent with the interests of the Fund's shareowners. The Fund reserves the right to refuse or revoke any purchase order for any reason the Fund, the transfer agent, or the Fund's manager believes to be contrary to the Frequent Trading Policy.
The Fund often receives orders through financial intermediaries who trade Fund shares through omnibus accounts (i.e., a single account in which the transactions of individual shareowners are combined). When possible, the Fund obtains contractual agreements with intermediaries to enforce the Fund's redemption policies and relies on intermediaries to have reasonable procedures in place to detect and prevent excessive trading or market timing of Fund shares. The Fund cannot always identify all intermediaries or detect or prevent trading that violates the Frequent Trading Policy through intermediaries and omnibus accounts. Some intermediaries trade shares of several funds and cannot always enforce the Fund's policies.

Tax Consequences

The Fund declares and pays exempt-interest dividends from its net investment income, which are exempt from federal and Idaho state income taxes. Distributions of short-term capital gains and gains characterized as market discount are taxable as ordinary income. Such distributions and any capital gain distributions may be subject to income tax, whether they are paid in cash or reinvested in additional Fund shares.
An exchange of the Fund's shares for shares of another fund will be treated as a sale of the Fund's shares and any gain on the transaction may be subject to federal income tax.
Shareowners receive quarterly statements. The year-end statement should be retained for tax accounting. As transfer agent, Saturna Capital Corporation keeps each account's entire investment transaction history and helps shareowners maintain the tax records needed to determine reportable capital gains and losses as well as dividend income.
Each February, the transfer agent reports to each shareowner (consolidated by taxpayer ID) and to the Internal Revenue Service ("IRS") the amount of each redemption transaction and the amount of income dividends and capital gains distributions. Dividend amounts represent the proportionate share the shareowner is to report on a tax return for the year. The Fund expects that its distributions will consist primarily of tax-exempt income dividends, but it may invest a portion of its assets in securities that generate income dividends that are not exempt from federal or Idaho income tax. Income dividends exempt from federal tax may be subject to state and local income tax. Any capital gains distributed by the Fund may be taxable.
Tax regulations require reporting cost basis information to you and the IRS on Form 1099-B. This information is reported using a cost basis method selected by you or, in the event no cost basis method was selected, our default method (FIFO – First In, First Out). Please note that the cost basis information reported to you may not always be the same as what you report on your tax return, as different rules may apply. You should save your transaction records to make sure the information reported on your tax return is accurate.
To avoid being subject to federal backup withholding tax on dividends and distributions, you must furnish your correct Social Security or Tax Identification Number.

Distribution Arrangements

The Idaho Tax-Exempt Fund intends to comply with the concept of Clean Shares as defined by the United States Securities and Exchange Commission. Clean Shares are characterized by a lack of any ongoing distribution expenses, sub-transfer agency, or recordkeeping fees, and that financial intermediaries transact shares solely on an agency basis. When you purchase Clean Shares through a financial intermediary, such as a broker-dealer or financial adviser, you may be charged a transaction fee or commission to purchase the shares.
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Shares may be purchased and sold through intermediaries, such as broker-dealers and retirement plan administrators, having agreements with the Funds. These intermediaries may require the adviser/distributor to the Funds to share revenues to compensate the intermediaries for their services. Any such payments could be characterized as "revenue sharing." An intermediary's receipt or expectation of receipt of revenue sharing payments could influence an intermediary's recommendation of the Funds. You should review your intermediary's compensation practices for that information. For more information, see the Funds' Statement of Additional Information.

Financial Highlights

This table can help you understand the Fund's financial performance. The top section reflects financial results for a single Fund share. The total returns represent the rate that an investor earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions and without regard to income taxes. Tait, Weller & Baker, LLP, independent registered public accounting firm for the Fund, audited this information. Their report and the Fund's financial statements are in the Fund's Annual Report (available free upon request from the Fund at www.idahotaxexemptfund.com or by calling 800-728-8762).

Financial Highlights	For the year ended November 30,

Selected data per share of outstanding capital stock throughout each year:	2021	2020	2019	2018	2017

Net asset value at beginning of year	$5.65	$5.55	$5.28	$5.37	$5.29

Income from investment operations

Net investment income	0.10	0.10	0.11	0.12	0.13

Net gains (losses) on securities (both realized & unrealized)	(0.07)	0.10	0.27	(0.09)	0.08

Total from investment operations	0.03	0.20	0.38	0.03	0.21

Less distributions

Dividends (from net investment income)	(0.10)	(0.10)	(0.11)	(0.12)	(0.13)

Total distributions	(0.10)	(0.10)	(0.11)	(0.12)	(0.13)

Net asset value at end of year	$5.58	$5.65	$5.55	$5.28	$5.37

Total return	0.51%	3.67%	7.30%	0.51%	3.90%

Ratios / supplemental data

Net assets ($000), end of year	$14,888	$14,980	$13,487	$13,554	$17,474

Ratio of expenses to average net assets

Before transfer agent fee waiver and custodian fee credits	0.67%	0.72%	0.69%	0.68%	0.67%

After transfer agent fee waiver	0.66%	0.71%	0.67%	0.67%	0.66%

After transfer agent fee waiver and custodian fee credits	0.66%	0.71%	0.67%	0.67%	0.65%

Ratio of net investment income after fee waiver and custodian credits to average net assets	1.75%	1.82%	2.07%	2.20%	2.33%

Portfolio turnover rate	9%	5%	4%	13%	20%

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Additional information about the Fund's investments is available in the Fund's annual and semi-annual shareowner reports. The Fund's annual report includes a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. The Statement of Additional Information contains additional information and is incorporated in this Prospectus by reference. To request a free copy of the Statement of Additional Information, any reports or other information associated with Idaho Tax-Exempt Fund, and to make shareowner inquiries, please contact us at:
Saturna Investment Trust – Idaho Tax-Exempt Fund
1300 N. State St., Bellingham, WA 98225
1-800-SATURNA [1-800-728-8762]
www.idahotaxexemptfund.com
The Statement of Additional Information, the Annual and Semi-Annual Reports, this Prospectus, and other documents are available to download from our website, www.idahotaxexemptfund.com, and/or from your financial intermediary.
Reports and other information about the Funds are also available on the SEC's EDGAR database (www.sec.gov), and copies may be obtained, upon payment of a duplicating fee, by sending an email to publicinfo@sec.gov.
Idaho Tax-Exempt Fund is a series of Saturna Investment Trust.
(logo omitted)
Saturna Capital
1300 N. State Street
Bellingham, WA 98225
1-800-728-8762
www.saturna.com
Saturna Investment Trust's Investment Company Act file number is 811-05071.

PART B

STATEMENT OF ADDITIONAL INFORMATION

Statement of Additional Information

March 30, 2022

Sextant Mutual Funds

(logo omitted)
Sextant Growth	Sextant International	Sextant Core
Investor: SSGFX Z: SGZFX	Investor: SSIFX Z: SIZFX	SCORX

Sextant Short-Term Bond	Sextant Bond Income	Sextant Global High Income
STBFX	SBIFX	SGHIX

Saturna Sustainable Funds

(logo omitted)

Idaho Tax-Exempt Fund

(logo omitted) NITEX
Sustainable Equity SEEFX	Sustainable Bond SEBFX	SATURNA INVESTMENT TRUST 1300 N. State Street Bellingham, Washington 98225 360-734-9900 800-728-8762

The Sextant Growth Fund, Sextant International Fund, Sextant Core Fund, Sextant Short-Term Bond Fund, Sextant Bond Income Fund, Sextant Global High Income Fund, Saturna Sustainable Equity Fund, Saturna Sustainable Bond Fund, and Idaho Tax-Exempt Fund (each a "Fund" and, collectively, the "Funds") are series of Saturna Investment Trust (the "Trust").
This Statement of Additional Information ("SAI") is not a Prospectus. It merely furnishes information concerning the Funds that is not included in the Funds' Prospectuses. It should be read in conjunction with the Prospectuses.
The Trust's Annual Report to shareowners of the Funds dated November 30, 2021, accompanying notes, and Report of Independent Registered Public Accounting Firm appearing in the Annual Report are incorporated by reference and made a part of this SAI.
You may obtain Prospectuses or Summary Prospectuses dated March 30, 2022, and shareowner Annual and Semi-Annual Reports without charge by writing to the address shown above, calling toll-free to 800-728-8762, and at www.saturna.com.

History of the Funds

Saturna Investment Trust (the "Trust") is a business trust formed pursuant to RCW 23.90 of the laws of the State of Washington to operate as an open-end management company. When formed on February 20, 1987, the name was Northwest Investors Tax-Exempt Business Trust. The Trust's name was changed to Northwest Investors Trust on October 12, 1990. In connection with the formation of the Sextant Funds, the Trust's name was changed to Saturna Investment Trust on September 28, 1995.
The Trust has nine separate series (each, a "Fund") organized into three fund families:
Sextant Mutual Funds
  Sextant Growth Fund
  (commenced operation as an equity fund December 30, 1990, known as Northwest Growth Fund until September 28, 1995, when the investment objective of only Northwest stocks was changed),
  Sextant International Fund
  (commenced operation September 28, 1995),
  Sextant Core Fund
  (commenced operation March 30, 2007),
  Sextant Short-Term Bond Fund
  (commenced operation September 28, 1995),
  Sextant Bond Income Fund
  (commenced operation March 1, 1993, known as Washington Tax-Exempt Fund until September 28, 1995, when the investment objective of only Washington State municipal bonds was changed), and
  Sextant Global High Income Fund
  (commenced operation March 30, 2012);
Sextant Growth and Sextant International Funds Z Shares commenced operations June 2, 2017.
Saturna Sustainable Funds
  Saturna Sustainable Equity Fund
  (commenced operation March 27, 2015),
  Saturna Sustainable Bond Fund
  (commenced operation March 27, 2015);
Idaho Tax-Exempt Fund
  Idaho Tax-Exempt Fund
  (commenced operation September 4, 1987).

Fund Descriptions, Investments, and Risks

Classification
Saturna Investment Trust is an open-end management investment company. It is a series trust that presently offers six Sextant Funds, two Saturna Sustainable Funds, and the Idaho Tax-Exempt Fund to investors. Each Fund is diversified.
Investment Strategies
The Prospectuses and Summary Prospectuses describe the principal investment strategies of each Fund and principal risks of those strategies.
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Sextant Mutual Funds

Sextant Growth Fund seeks long-term growth by investing primarily in common stocks of US companies. It may invest in securities convertible into common stocks and preferred stocks, and in other securities that are suited to the Fund's investment objectives. The Fund ordinarily does not invest in nonconvertible debt securities.
The Growth Fund principally invests in securities of companies with market capitalizations of greater than $1 billion. Although the Fund invests principally in securities of US issuers, it may invest up to 5% of its total net assets (valued at the time of investment) in foreign equity securities traded in or outside the US.
Sextant International Fund invests at least 65% of its total net assets (taken at market value at time of investment) in companies with their headquarters and at least half of their assets and earnings outside the US.
The International Fund principally invests in securities of companies with market capitalizations of greater than $1 billion. To reduce risk, the International Fund follows a value investment style and favors equities of larger, more seasoned companies.
The Fund diversifies its investments among several countries, ordinarily investing in securities of at least three countries outside the US. The Fund varies its investments geographically and by type of securities in which it invests based on the adviser's evaluation of economic, market, and political trends outside the United States. The adviser considers the relative political and economic stability of a company's countries of operation in evaluating the potential rewards and risks of an investment opportunity. The Fund may invest in securities traded in mature markets (generally, the countries belonging to the Organisation for Economic Co-operation and Development), in less developed markets (for example, Mexico), and in emerging markets (for example, Peru).
The Fund may invest in securities denominated in various currencies. Accordingly, a change in the value of such currency against the US dollar results in a corresponding change in the US dollar value of the Fund's assets denominated in that currency. Such changes also affect the Fund's income. Generally, when a given currency appreciates against the dollar (that is, the dollar weakens) the value of the Fund's securities denominated in that currency rises. When a given currency depreciates against the dollar (that is, the dollar strengthens), the value of the Fund's securities denominated in that currency would be expected to decline.
Sextant Core Fund seeks long-term capital appreciation and capital preservation. The Fund invests in a mix of common stocks and other equity securities (principally of companies with market capitalizations of greater than $5 billion), plus bonds and other debt securities including short-term (money market) instruments. The stocks in the Core Fund are generally issues included in the Sextant Growth and International Funds. The Core Fund's bond issues are selected using the same investment parameters that apply to Bond Income and Short-Term Bond Funds. Under normal circumstances, the Core Fund invests approximately 40% of its net assets in equities of US companies, 20% in foreign equities, and 40% in investment grade fixed-income securities (those rated BBB or higher, including government and convertible bonds) including money market instruments and cash (see Bond investments below). To reduce risk, the Core Fund follows a value investment style, favoring income-producing securities and those of larger, more seasoned companies.
The Core Fund diversifies its foreign investments among several countries, ordinarily investing in securities of at least three countries outside the US. The Fund varies its investments geographically and by type of securities in which it invests based on the adviser's evaluation of economic, market, and political trends outside the United States. The adviser considers the relative political and economic stability of a company's countries of operation in evaluating the potential rewards and risks of an investment opportunity. The Fund primarily invests in securities traded in mature markets (generally, the countries of the Organisation for Economic Co-operation and Development). It does not concentrate in any particular industry.
The Fund may invest in securities denominated in various currencies. Accordingly, a change in the value of such currency against the US dollar results in a corresponding change in the US dollar value of the Fund's assets denominated in that currency. Such changes also affect the Fund's income. Generally, when a given currency appreciates against the dollar (that is, the dollar weakens) the value of the Fund's securities denominated in that currency rises. When a given currency depreciates against the dollar (that is, the dollar strengthens), the value of the Fund's securities denominated in that currency would be expected to decline.
Sextant Short-Term Bond Fund invests at least 80% of its net assets in short-term bond securities, including corporate and government bonds. Under normal circumstances, the Fund's dollar-weighted average effective maturity (the sum of the market value of each bond times its number of years to anticipated maturity, divided by the portfolio's total market value) does not exceed three years. The Fund invests at least 65% of net assets in bonds rated within the three highest grades (AAA, AA, or A); and may not invest in a bond rated at the time of purchase below the fourth-highest grade (BBB).
Sextant Bond Income Fund invests at least 80% of its net assets in long-term bond securities, including corporate and government bonds. As an operating policy that may be changed by the Board of Trustees, under normal circumstances the Fund maintains a dollar-weighted average effective maturity in excess of 10 years. The Fund invests at least 65% of net assets in bonds rated within the three highest grades (AAA, AA, or A); and may not invest in a bond rated at the time of purchase below the fourth-highest grade (BBB).
Sextant Global High Income Fund invests at least 80% of its net assets in a globally diversified portfolio of attractively valued high-income securities, including:
  Foreign and domestic common and preferred stocks, including depositary receipts;
  Foreign and domestic corporate bonds, including convertible bonds;
  Foreign and domestic government bonds; and
  High-yield bonds ("junk bonds").
When selecting equities, the Fund principally invests in income-producing securities of companies with market capitalizations greater than $5 billion.
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The Global High Income Fund diversifies its foreign investments among several countries, ordinarily investing in securities of at least three countries outside the US. The Fund varies its investments geographically and by type of securities in which it invests based on the adviser's evaluation of economic, market, and political trends. The adviser considers the relative political and economic stability of a company's countries of operation in evaluating the potential rewards and risks of an investment opportunity. The Fund may invest in securities traded in any market, but at least two-thirds of the Fund must be invested in companies headquartered or bonds issued in the developed countries belonging to the Organisation for Economic Co-operation and Development. Seeking the advantage of global diversification, no more than half of the Fund may be invested in securities of companies headquartered or bonds issued in the US.
The Fund may invest in securities denominated in various currencies. Accordingly, a change in the value of such currency against the US dollar results in a corresponding change in the US dollar value of the Fund's assets denominated in that currency. Such changes also affect the Fund's income. Generally, when a given currency appreciates against the dollar (that is, the dollar weakens) the value of the Fund's securities denominated in that currency rises. When a given currency depreciates against the dollar (that is, the dollar strengthens), the value of the Fund's securities denominated in that currency would be expected to decline.
To increase safety, no more than half of the Global High Income Fund may be invested in common stocks. Investments in preferred stocks and bonds issued by corporations and governments thus make up the majority of the Fund's investments (see Bond investments, below). In seeking high income, the Fund favors bonds of lower quality, but may have up to half of its investments in bonds rated A3 or higher. Investors are cautioned that high-yield stocks and bonds carry extra risks (see High-yield securities below). The high-yield stocks and bonds in the Fund are not often included in the other Sextant Fund portfolios.
Sextant Funds Bond investments
(Sextant Short-Term Bond, Sextant Bond Income, Sextant Core, Sextant Global High Income)
The "effective maturity" of a debt instrument is the weighted average period over which the adviser expects the principal to be paid. It differs from the stated maturity in that it estimates the effect of expected principal prepayments and call provisions. With respect to mortgage-backed securities such as GNMA securities, the effective maturity is likely to be substantially less than the stated maturity of the mortgages in the underlying pools. With respect to obligations with call provisions, the effective maturity is typically the next call date on which the obligation reasonably may be expected to be called. Securities without prepayment or call provisions generally have an effective maturity equal to their stated maturity. During periods of rising interest rates, the effective maturity of mortgage backed securities and callable obligations may increase substantially because they become less likely to be prepaid, which may result in greater net asset value fluctuation.
Under normal circumstances, the Short-Term Bond and Bond Income Funds invest at least 80% of their assets (net assets plus any borrowings for investment purposes, taken at market value at the time of investment) in "bonds," meaning:
  Marketable straight-debt securities of domestic issuers, and of foreign issuers payable in US dollars, rated at the time of purchase within the four highest grades assigned by a nationally recognized statistical rating agency ("NRSRO", e.g., Standard & Poor's, Moody's Investors Service, Fitch Ratings) (AAA, AA, A, or BBB);
  Collateralized or securitized bonds, such as asset-backed securities, mortgage-backed securities, and commercial mortgage-backed securities;
  Government and municipal securities;
  Commercial paper rated Prime-1 by Moody's at time of purchase, or, if unrated, issued or guaranteed by a corporation with any outstanding debt rated AA or better by an NRSRO; and
  Bank obligations, including repurchase agreements, of banks having total assets in excess of $1 billion.
These four Funds may also invest in other debt securities (including those convertible into, or carrying warrants to purchase, common stocks or other equity interests, and privately placed debt securities). However, the Funds (except Global High Income Fund) may not invest in a security rated at time of purchase below the fourth highest grade assigned by an NRSRO (BBB). Debt rated BBB is considered "medium grade," though still generally accepted as investment grade.
US government securities include: (i) bills, notes, bonds, and other debt securities, differing as to maturity and rates of interest, that are issued by and are direct obligations of the US Treasury; and (ii) other securities that are issued or guaranteed as to principal and interest by the US government or by its agencies or instrumentalities. US government securities are generally accepted as being among the safest debt securities with respect to the timely payment of principal and interest (but not any premium paid on their purchase), but generally bear a lower rate of interest than corporate debt securities. However, they are subject to market risk like other debt securities, and the securities' values fluctuate. The Funds may also invest in securities issued by foreign governments that meet the rating requirement of the Fund.
Among the government securities the Funds may purchase are those issued by Government National Mortgage Association ("Ginnie Mae"), Federal National Mortgage Association ("Fannie Mae"), and other agencies. Securities such as these represent an interest in a pool of mortgages insured in whole or in part by other agencies or the US Treasury, depending on the terms of the issue.
These "mortgage-backed" debt securities are entitled to interest and principal payments on mortgages in the pool as they are paid. During periods of declining interest rates, there is an increased likelihood that these mortgages will be prepaid, resulting in a loss of the benefit of holding the instrument to full term and a loss of any premium the Fund may have paid to buy the security.
The Funds may also invest in floating rate instruments that provide for periodic adjustments in coupon interest rates that are automatically reset based on changes in amount and direction of specified market interest rates. To the extent such instruments are subject to lifetime or periodic interest rate caps or floors, such instruments may experience greater price volatility than debt instruments without such features.
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Medium grade (BBB) debt securities are obligations of issuers with less capacity to pay interest and repay principal than those rated more highly. Investment in these debt securities involves somewhat greater investment risk, including the possibility of issuer default or bankruptcy. An economic downturn could adversely affect the value of outstanding bonds and the ability of issuers to repay principal and interest. During a period of adverse economic changes, including a period of rising interest rates, issuers of such bonds may experience more difficulty in servicing their principal and interest payment obligations.
Some issuers of debt securities choose not to have their securities rated by a rating service. A Fund may invest in unrated securities that in the adviser's opinion are comparable to securities having a rating suitable for investment by the Fund. In selecting investments, the adviser makes its own judgments and does not rely on rating agencies.
The Global High Income Fund may also invest in high-yield bonds ("junk bonds"). These bonds carry NRSRO ratings below BBB and typically pay a higher yield due to their increased risk of default.

Saturna Sustainable Funds

Saturna Sustainable Equity Fund seeks capital appreciation by investing primarily in common stocks. It may invest in securities convertible into common stocks and preferred stocks, and in other securities that are suited to the Fund's investment objectives. The Fund does not invest in nonconvertible debt securities.
Under normal conditions, the Fund invests at least 80% of its assets in equities of issuers located throughout the world that the Fund's adviser believes demonstrate sustainable characteristics. For purposes of this investment policy, the Fund's adviser considers issuers with sustainable characteristics to be those issuers that are generally larger, more established, consistently profitable, financially strong, and with robust policies in the areas of the environment, social responsibility, and corporate governance ("ESG"). The Fund's adviser uses an internally developed ESG rating system to identify issuers that the Fund's adviser believes demonstrate sustainable characteristics.
The Sustainable Equity Fund principally invests in equity securities of companies with market capitalizations greater than $5 billion. To reduce risk, the Fund follows a value investment style and favors equities of more seasoned companies.
The Sustainable Equity Fund diversifies its investments among countries, ordinarily investing in securities of companies headquartered in at least four countries. No more than 40% of the Fund can be invested in companies domiciled in any one country. The Fund varies its investments geographically and by industry based on the adviser's evaluation of economic, market, and political trends. The adviser considers the relative political and economic stability of a company's operational countries in evaluating the potential rewards and risks of an investment opportunity. The Fund primarily invests in securities traded in mature markets (generally, the countries belonging to the Organisation for Economic Co-operation and Development). No more than 30% of assets may be invested in developing markets.
The Fund may invest in securities denominated in various currencies. Accordingly, a change in the value of such currency against the US dollar results in a corresponding change in the US dollar value of the Fund's assets denominated in that currency. Such changes also affect the Fund's income. Generally, when a given currency appreciates against the dollar (that is, the dollar weakens) the value of the Fund's securities denominated in that currency rises. When a given currency depreciates against the dollar (that is, the dollar strengthens), the value of the Fund's securities denominated in that currency would be expected to decline.
Saturna Sustainable Bond Fund seeks current income and capital preservation. Under normal conditions, the Fund invests at least 80% of its net assets in bonds of issuers located throughout the world (including emerging markets) that the Fund's adviser believes demonstrate sustainable characteristics. For purposes of this investment policy, the Fund's adviser considers issuers with sustainable characteristics to be those issuers that are generally larger, more established, consistently profitable, financially strong, and with robust policies in the areas of the environment, social responsibility, and corporate governance ("ESG"). The Fund's adviser uses an internally developed ESG rating system to identify issuers that the Fund's adviser believes demonstrate sustainable characteristics.
Under normal conditions, the Fund maintains a dollar-weighted average maturity of three years or more, invests at least 65% of its net assets in bonds within the four highest grades (AAA, AA, A, or BBB), and may invest up to 35% in unrated and high-yield bonds ("junk bonds"). The Sustainable Bond Fund diversifies its investments among several countries, ordinarily investing in issuers headquartered in at least four countries. No more than 40% of the Fund can be invested in issuers domiciled in any one country. The Fund varies its investments geographically and by industry based on the adviser's evaluation of economic, market, and political trends. The adviser considers the relative political and economic stability of an issuer's countries of operation in evaluating the potential rewards and risks of an investment opportunity. The Fund primarily invests in bonds traded in mature markets (generally, the countries of the Organisation for Economic Co-operation and Development). No more than 30% of assets may be invested in developing markets.
The Fund may invest in securities denominated in various currencies. Accordingly, a change in the value of such currency against the US dollar results in a corresponding change in the US dollar value of the Fund's assets denominated in that currency. Such changes also affect the Fund's income. Generally, when a given currency appreciates against the dollar (that is, the dollar weakens) the value of the Fund's securities denominated in that currency rises. When a given currency depreciates against the dollar (that is, the dollar strengthens), the value of the Fund's securities denominated in that currency would be expected to decline.
Under normal circumstances, the Fund invests at least 80% of its assets (net assets plus any borrowings for investment purposes, taken at market value at the time of investment) in "bonds," meaning:
  Corporate bonds;
  Collateralized or securitized bonds, such as asset-backed securities, mortgage-backed securities, and commercial mortgage-backed securities;
  Government and municipal securities;
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  Commercial paper rated Prime-1 by Moody's at time of purchase, or, if unrated, issued or guaranteed by a corporation with any outstanding debt rated AA or better an NRSRO; and
  Bank obligations, including repurchase agreements, of banks having total assets in excess of $1 billion.
The "effective maturity" of a debt instrument is the weighted average period over which the adviser expects the principal to be paid. It differs from the stated maturity in that it estimates the effect of expected principal prepayments and call provisions. With respect to mortgage-backed securities such as GNMA securities, the effective maturity is likely to be substantially less than the stated maturity of the mortgages in the underlying pools. With respect to obligations with call provisions, the effective maturity is typically the next call date on which the obligation reasonably may be expected to be called. Securities without prepayment or call provisions generally have an effective maturity equal to their stated maturity. During periods of rising interest rates, the effective maturity of mortgage-backed securities and callable obligations may increase substantially because they become less likely to be prepaid, which may result in greater net asset value fluctuation.
The Fund may also invest in other debt securities (including those convertible into, or carrying warrants to purchase, common stocks or other equity interests, and privately placed debt securities).
US government securities include: (i) bills, notes, bonds, and other debt securities, differing as to maturity and rates of interest, that are issued by and are direct obligations of the US Treasury; and (ii) other securities that are issued or guaranteed as to principal and interest by the US government or by its agencies or instrumentalities. Government securities are generally accepted as being among the safest debt securities with respect to the timely payment of principal and interest (but not any premium paid on their purchase), but generally bear a lower rate of interest than corporate debt securities. However, they are subject to market risk like other debt securities, and the securities' values fluctuate. The Fund may also invest in securities issued by foreign governments that meet the rating requirement of the Fund.
Among the government securities the Fund may purchase are those such as Fannie Mae, Federal Home Loan Mortgage Corporation ("Freddie Mac"), and the Federal Home Loan Banks in the US. Securities such as these represent an interest in a pool of mortgages insured in whole or in part by other agencies or the US Treasury, depending on the terms of the issue.
These "mortgage-backed" debt securities are entitled to interest and principal payments on mortgages in the pool as they are paid. During periods of declining interest rates, there is an increased likelihood that these mortgages will be prepaid, resulting in a loss of the benefit of holding the instrument to full term and a loss of any premium the Fund may have paid to buy the security.
The Fund may also invest in floating rate instruments that provide for periodic adjustments in coupon interest rates that are automatically reset based on changes in amount and direction of specified market interest rates. To the extent such instruments are subject to lifetime or periodic interest rate caps or floors, such instruments may experience greater price volatility than debt instruments without such features.
Lower grade debt securities are obligations of issuers with less capacity to pay interest and repay principal than those rated more highly. Investment in these debt securities involves somewhat greater investment risk, including the possibility of issuer default or bankruptcy. An economic downturn could adversely affect the value of outstanding bonds and the ability of issuers to repay principal and interest. During a period of adverse economic changes, including a period of rising interest rates, issuers of such bonds may experience more difficulty in servicing their principal and interest payment obligations.
Some issuers of debt securities choose not to have their securities rated by a rating service. The Fund may invest in unrated securities that in the adviser's opinion are comparable to securities having a rating suitable for investment by the Fund. In selecting investments, the adviser makes it own judgments and does not rely on rating agencies.
The Sustainable Bond Fund may also invest in high-yield bonds ("junk bonds"). These bonds carry NRSRO ratings below BBB and typically pay a higher yield due to their increased risk of default.

Idaho Tax-Exempt Fund

The Idaho Tax-Exempt Fund may direct investments in other tax-exempt investment companies which do not concentrate their investments in Idaho bonds, but nevertheless yield income which is exempt from both federal income and alternative minimum taxation. Such income may be taxable at the state level. It is anticipated that shares of such investment companies may be obtained by an affiliated broker-dealer, Saturna Brokerage Services (the "distributor"), which has agreed to act as agent for the Fund and not charge a commission or receive any compensation on purchases of securities made on behalf of the Fund. The purchase of securities of other investment companies may result in the Fund's shareowners paying investment advisory fees twice on the same assets.
The adviser believes that many of the debt securities issued by the state of Idaho or its political subdivisions, agencies, or instrumentalities are small issues in total dollars and are typically issued by smaller communities or instrumentalities to obtain capital. Because of the small size of such issues, the expense of obtaining a rating for the issued obligation (bond) is typically not undertaken. Without a rating, investors must rely solely on their own analysis and investigation to determine investment risk and worth of such bonds. Since the cost of such analysis and investigation is typically not considered warranted due to the size of such issues, despite a higher return typically available from such unrated bonds, issues of unrated bonds generally do not have a trading market consisting of as many dealers as comparable rated issues. Occasionally, the financial institution lending the funds to a municipality receives the bond and holds it until maturity. As a result, although trading markets exist for unrated bonds, generally the number of dealers participating in the market are fewer than that which exists for rated bonds. Although all bonds are traded on the basis of dealers' perception of creditworthiness, an unrated bond having greater recognition among dealers will have a market consisting of a greater number of dealers than will the market for a bond not having as great a recognition. The adviser anticipates that investment in unrated bonds will occur only when the adviser believes the credit of the issuer of such unrated bonds is such so as to warrant an investment without unreasonable
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risk to the preservation of capital and which is sufficiently recognized among the market dealers so as to provide ready marketability of the investment.
The adviser believes that there exist bonds that constitute good investments that will promote the investment objectives of the Fund. Purchases of bonds on behalf of the Fund may be made directly from the issuer. Some purchases are by sealed bid, with the entire issue being awarded to the lowest interest rate that is bid. Most issuers are willing to negotiate a rate directly with the managing underwriter and/or purchaser. In this instance, the adviser will deal in good faith to arrive at a competitive rate.
In contemplating the rate at which to bid a bond, the adviser may consider the opinions and evaluations of independent broker-dealers specializing in Idaho municipal bonds. Such brokers may also be requested to render their opinions as to the value of the Fund's investment securities. The adviser may consider such evaluations and valuation services provided by such independent brokers in determining where it effects transactions in investment securities.
The Fund buys investment-grade bonds, meaning those rated BBB or higher by an NRSRO or, if unrated, of equivalent quality in the opinion of the adviser, considered at the time of purchase. At least 40% of bonds that the Fund buys must be rated A or higher or, if unrated, of equivalent quality, on a similar basis.
Up to 60% of total assets of the Fund can be invested in unrated bonds. The adviser will purchase only those unrated bonds that it believes are liquid and can be sold at the value consistent with that used for net asset value purposes.
In evaluating bonds, the adviser analyzes the extent of investment risk by policies that include:
(1) The extent of unemployment within the assessment district for the issuer of a bond and the extent to which this may affect repayment of the bond at maturity;
(2) The extent to which the real property within the assessment district is owned by a small number of persons or entities and the relative economic strength of such persons or entities which may affect repayment of the bond at maturity; and
(3) The financial position of Idaho and the political subdivision, including, but not limited to, the extent of its existing indebtedness.
These limitations and policies are considered primarily at the time of purchase. The sale of a bond is not mandated in the event of a subsequent change in circumstances. Bonds are commonly held until maturity, when the bond will be redeemed for its full face value, assuming no defaults. Nonetheless, bonds may be sold prior to maturity for various purposes, such as a desire for greater liquidity or to preserve capital.
The Fund invests predominantly in municipal obligations issued by the State of Idaho or its political subdivisions, agencies, or instrumentalities ("municipality"). These municipal obligations generally include municipal bonds, municipal notes, municipal commercial paper, and any other obligation from which the payment of interest, in the opinion of the bond issuer's counsel, is exempt from federal and Idaho state income tax. General descriptions of these investments are:
Municipal bonds are debt obligations issued to obtain funds for various public purposes such as construction of public facilities (e.g., airports, highways, bridges, and schools). Maturities of municipal bonds at the time of issuance may range from one year to 30 years or more.
Municipal notes are short-term obligations of municipalities, generally with a maturity ranging from six months to three years. The principal types of notes include tax, bond, revenue anticipation, and project notes.
Municipal commercial paper refers to short-term obligations of municipalities, which may be issued at a discount. Such paper is likely to be issued to meet seasonal working capital needs of the municipality or interim construction financing. Municipal commercial paper is, in most cases, backed by letters of credit, lending agreements, note repurchase agreements, or other credit facility agreements offered by banks and other institutions.
Municipal notes and commercial paper obligations are usually issued in the following circumstances:
(a) When borrowing is in anticipation of long-term financing, the paper is generally referred to as a bond anticipation note ("BAN"). Cities are authorized to issue revenue BANs. The maturity date cannot exceed five years from the date of issue. Payment can be extended for not more than three years from their maturity date. BANs are secured by income and revenues derived by the city from the project and from the sale of the revenue bonds in anticipation of which the notes are issued.
(b) Borrowings to level temporary shortfalls in revenue occasioned by irregular receipts of taxes are generally referred to as tax anticipation notes ("TAN"). Taxing districts, including counties, any political subdivision of the state, any municipal corporation, school districts, any quasi-municipal corporation, or any other public corporation authorized to levy taxes, are authorized to borrow money and issue a TAN. The TANs must mature no longer than one year from the date of issue and are issued in anticipation of collection of taxes in the current fiscal year. The taxing district is limited to an amount equal to 75% of the taxes levied in the current fiscal year and not yet collected. The full faith and credit of the taxing districts back TANs. The State of Idaho is also authorized to issue a TAN in anticipation of income or revenue from taxes but is forbidden by its constitution to engage in deficit spending or long-term borrowing. The term of the obligation is the shorter of 12 months or to the end of the fiscal year. Likewise, the borrowed amount cannot exceed 75% of the income or revenue from taxes which the State tax commission or other tax collection agency certifies is reasonably anticipated to be collected during the current fiscal year.
Municipal bonds include debt obligations issued to obtain funds for various public purposes, including the construction of public facilities. Municipal bonds may be used to refund outstanding obligations, to obtain funds for general operating expenses, or for lending public or private institutions funds for the construction of educational facilities, hospitals, or housing, or for other public purposes. The two principal
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classifications of municipal bonds are general obligation and limited obligation (or revenue) bonds. Limited project bonds are known as local improvement district ("LID") bonds.
General obligation bonds ("GO Bonds") are those obligations of an issuer to which the full faith and credit of the municipality is pledged. The proceeds from GO Bonds are used for a wide variety of public uses, including, but not limited to, public facilities such as the structure or improvement of schools, highways, roads, water, and sewer systems, and facilities for a variety of public purposes. A GO Bond is paid from ad valorem property taxes or from other tax sources. Many types of obligations may be general obligations of a municipality whether or not they are incurred through the issuance of bonds. GO Bonds may be incurred in the form of a registered warrant, conditional sales contract, or other instrument in which an unconditional and unlimited promise to pay from ad valorem taxes is made.
Revenue bonds may be issued to fund a wide variety of revenue-producing capital projects including, but not limited to, electric, gas, water, and sewer systems; highways, bridges, and tunnels; airport facilities; colleges and universities; hospitals; and health, convention, recreational, and housing facilities. Although the principal security of these bonds varies, generally, revenue bonds are payable from a debt service reserve fund, the cash for which is derived from the operation of the particular utility or enterprise. Revenue bonds are not general obligations. The revenues of the particular utility or system secure them. They can be issued by agencies of a state and can also be issued by political subdivisions including counties, cities, towns, water districts, sewer districts, irrigation districts, port districts, and housing authorities.
The Fund will invest in revenue bonds with a coverage factor between net revenue to the annual debt service of a minimum of 1 to 1.25. Only issues that have a debt service reserve fund balance equal to the average annual debt service will be purchased.
Local Improvement District ("LID") bonds are secured by assessments levied against the properties benefited by the improvements constructed with the proceeds of the bonds. This type of financing is available to counties, water and/or sewer districts, highway districts, irrigation districts, and cities. The property must be specially benefited by the improvements constructed out of the proceeds of the bonds, generally within a local improvement district.
Private Activity Bonds, including Industrial Development Bonds ("IDB"), are commonly issued by public authorities but generally are not secured by any taxing power. Rather, they are secured by the revenues derived from the lease or rental payments received from the industrial user, and the credit quality of such municipal bonds is usually directly related to the credit standing of the user of the facilities. Since 1986, there have been substantial limitations on new issues of municipal bonds to finance privately operated facilities. To the extent such municipal bonds would generate income that might be taxed under federal alternative minimum tax provisions, the Fund does not invest in Private Activity Bonds. The Fund does not anticipate that greater than 5% of the Fund's total assets will be invested in Private Activity Bonds.
The Fund may purchase certain variable or floating rate obligations in which the interest rate is adjusted at predesignated periodic intervals (variable rate) or when there is a change in the market rate of interest on which the interest rate payable on the obligation is based (floating rate). Variable or floating rate obligations may include a demand feature that entitles the purchaser to demand prepayment of the principal amount prior to stated maturity. Also, the issuer may have a corresponding right to prepay the principal amount prior to maturity.

Risks

Market risk
(All Funds)
The value of a Fund's shares rises and falls as the value of the securities in which a Fund invests goes up and down. Only consider investing in a Fund if you are willing to accept the risk that you may lose money.
Growth stocks
(Sextant Growth, Sextant Core, Saturna Sustainable Equity)
Growth stocks, which can be priced on future expectations rather than current results, may decline substantially when expectations are not met.
Foreign securities
(Sextant International, Sextant Core, Sextant Short-Term Bond, Sextant Bond Income, Sextant Global High Income, Saturna Sustainable Equity, Saturna Sustainable Bond)
Investors should understand and carefully consider the risks involved in foreign investing. Investing in foreign securities or instruments involves risks and opportunities not typically associated with investing in US securities. These include: fluctuations in exchange rates of foreign currencies; possible imposition of exchange control regulation or currency restrictions that would prevent cash from being brought back to the US; less public information with respect to issuers of securities; less governmental supervision of exchanges, issuers, and brokers; lack of uniform accounting, auditing, and financial reporting standards; lack of uniform trading practices; less liquidity or greater price volatility in foreign markets; possible imposition of foreign taxes; or less advantageous legal, operational, and financial protections applicable to foreign custodial arrangements. Governments worldwide could affect investments by expropriation or confiscatory taxation, seizure or nationalization of bank deposits or other assets, establishment of exchange controls, adoption of anti-business restrictions, or adverse political, social, or diplomatic developments. Trading of foreign securities may be suspended, either by the issuers themselves, by an exchange, by governmental authorities or by sanctions. Suspensions may last for significant periods of time, during which trading may be halted.
The dividends and interest payable on foreign portfolio securities may be subject to foreign withholding taxes, thereby reducing the net amount of income available for distribution to Fund shareowners. A shareowner otherwise subject to US federal income taxes may, subject to various limitations, be entitled to claim a credit or deduction for US federal income tax purposes for his or her proportionate share of such foreign taxes paid by the Fund.
Emerging markets risk
(Sextant International, Sextant Global High Income, Saturna Sustainable Equity, Saturna Sustainable Bond)
There are heightened risks when investing in emerging markets, which are generally less liquid and more volatile than more developed securities markets. These risks include greater political
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or economic uncertainties; delays and disruptions in securities settlement procedures; weaker corporate governance, accounting, auditing and financial reporting standards; and less publicly available information about issuers. Emerging market countries' governments may also be more likely to impose capital controls or nationalize an industry. The likelihood of suspensions of issuers traded on foreign exchanges may be higher for securities of issuers in emerging or less-developed market countries than in countries with more developed markets.
Bond credit
(Sextant Core, Sextant Short-Term Bond, Sextant Bond Income, Sextant Global High Income, Saturna Sustainable Bond, Idaho Tax-Exempt)
An issuer of debt securities may fail to make interest payments and repay principal when due, in whole or in part. Changes in an issuer's financial strength, the market's perception of the issuer's financial strength, or in a security's credit rating may affect a security's value.
Interest rate
(Sextant Core, Sextant Short-Term Bond, Sextant Bond Income, Sextant Global High Income, Saturna Sustainable Bond, Idaho Tax-Exempt)
When interest rates rise, bond prices generally fall. The opposite is also generally true: bond prices rise when interest rates fall. In general, securities with longer maturities are more sensitive to these interest rate changes. Interest rates change based on longer-term economic expectations, primarily inflation. Higher rates normally prevail in underperforming economies. When interest rates are historically low, the risk of bond prices falling should rates return to normal is increased.
High-yield securities
(Sextant Global High Income, Saturna Sustainable Bond)
High-yield securities ("junk bonds") involve greater risk of a loss, or delays of interest, principal, or dividend payments than higher quality securities. Issuers of lower rated or "high-yield" securities are not as strong financially as those issuing higher quality securities. Companies with high dividends are generally more financially leveraged and likely to be undergoing difficult and stressful conditions in their operations. Issuers of high-yield securities are likely more vulnerable to changes in the relevant economy that could affect their ability to make payments of interest, principal, or dividends as expected. The prices of high-yield securities generally fluctuate more than those of higher credit quality. High-yield securities are often more illiquid (harder to sell) and harder to value.
LIBOR transition risk
(Sextant Global High Income, Saturna Sustainable Bond)
A Fund may invest in certain debt securities, derivatives or other financial instruments that utilize the London Interbank Offered Rate ("LIBOR") as a benchmark or reference rate for various interest rate calculations. LIBOR may be a significant factor in determining a Fund's payment obligations under a derivative investment, the cost of financing to a Fund or an investment's value or return to a Fund, and may be used in other ways that affect a Fund's investment performance.
In July 2017, the Financial Conduct Authority, the United Kingdom's financial regulatory body, announced that after 2021 it will cease its active encouragement of banks to provide quotations needed to sustain the LIBOR rate, which means that the LIBOR rate will generally no longer be published after 2021. It is anticipated that derivatives and other transactions that currently utilize LIBOR will transition to using the Secured Overnight Financing Rate ("SOFR"), which is a broad measure of the cost of overnight borrowings secured by US Treasury securities. However, various counterparties or other entities may be unwilling or unable to utilize SOFR or may be unable to modify existing agreements or instruments in a timely manner. The transition from LIBOR to SOFR (or any other replacement rate) may lead to a reduction in the value of some LIBOR-based investments and the effectiveness of new hedges placed against existing LIBOR-based investments, as well as significant market uncertainty, increased volatility, and illiquidity in markets for various instruments, which may result in prolonged adverse market conditions and impact a Fund's performance or NAV.
State-specific bonds
(Idaho Tax-Exempt)
State-specific bond risk entails changes in investor perceptions about the state of Idaho or other entities issuing bonds in Idaho. Investing only in Idaho bonds means the Idaho Tax-Exempt Fund has greater exposure to events in that state. Factors such as political, economic, and financial trends in the state of Idaho can affect market prices for the Fund's holdings of Idaho issuers, regardless of the actions of the broader market for municipal bonds. Investor perceptions of those events may cause bonds in the Fund's portfolio to vary up and down.
Liquidity
(All Funds)
Market risk also includes the concept of "liquidity," the ability of security holders to purchase and sell securities. Liquidity can relate to securities markets as a whole or to the market for only one or a few types of securities. Should a market become "illiquid" (lose liquidity), the ability to purchase and sell securities disappears. Holders of securities that are illiquid may have little or no ability to dispose or purchase securities as desired. Adverse market conditions can cause investors to place a premium on the highest quality liquid securities (such as US Treasury securities), which can result in a relative increase in interest rates for other types of bonds. Bonds that are less liquid may be affected by material increases in the general level of risk aversion and any resulting decrease in liquidity for non-US government obligations.
Saturna Sustainable Bond Fund may invest in restricted securities which may increase liquidity risk as a result of such restrictions.

Fundamental Policies

The investment objectives of each Fund are described in the Prospectuses and Summary Prospectuses. Investment objectives and certain policies of each of the Funds may not be changed without the prior approval of the holders of the majority of the outstanding shares of the respective Fund. Investment objectives and policies that are considered fundamental and subject to change only by prior approval of the shareowners include:
  the primary and any secondary investment objectives;
  for the Sextant Bond Income, Sextant Short-Term Bond, Saturna Sustainable Bond Fund, and Idaho Tax-Exempt Fund the 80% of assets minimum investment in bonds;
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  the classification of the Funds as an open-end management company and the subclassification of each of the Funds as a diversified company; and
  the policies listed under "Investment Restrictions."

Investment Restrictions

Sextant Mutual Funds, Saturna Sustainable Funds
In addition to the restrictions stated in the Prospectuses and Summary Prospectuses, the Funds shall not:
  purchase securities on margin;
  sell securities short, or purchase or write put or call options;
  purchase "restricted securities" – those which are subject to legal or contractual restrictions on resale or are otherwise not readily marketable (this restriction does not apply to Saturna Sustainable Bond Fund); or
  invest in oil, gas, or other mineral exploration leases and programs.
The Funds shall not make loans to others, except for:
  the purchase of debt securities; or
  the entering into of repurchase agreements.
The Funds shall not invest in securities so as to not comply with Subchapter M of Chapter 1 of Subtitle A of the Internal Revenue Code of 1986, as amended (the "Code"), in that generally at the close of each quarter of the tax year, at least 50% of the value of each Fund's total assets is represented by:
  cash and cash items, government securities, and securities of other regulated investment companies; and
  other securities.
In addition, the Funds shall not purchase:
  real estate;
  real estate limited partnerships (excepting master limited partnerships that are publicly traded on a national security exchange or Nasdaq's National Market System); or
  commodities or commodity contracts.
The Funds shall not:
  issue senior securities; provided, however, that a fund may borrow money for extraordinary or emergency purposes and then only if after such borrowing there is asset coverage of at least 300% for all such borrowings; the Trust is authorized to mortgage or pledge assets of a Fund to the extent necessary to secure such temporary borrowings; act as a securities underwriter, except that they may purchase securities directly from the issuer for investment purposes;
  purchase or retain securities of any issuer if the officers or trustees of the Trust or its adviser own more than one-half of one percent of the securities of such issuer; or
  invest in any company for the purpose of management or exercising control.
No Fund shall invest in the securities of other open-end investment companies, except in connection with a merger, consolidation, acquisition, or reorganization or by purchase in the open market where no commission or profit to a sponsor or dealer results from the purchase other than the customary broker's commission.
The Funds shall not:
  purchase securities of any issuer in excess of 5% of the Fund's total assets;
  purchase more than 10% of the outstanding voting securities of any issuer;
  concentrate investments in a single industry beyond 25% of the total value of a Fund;
  invest more than 10% of its assets in the securities of issuers which together have a record of less than three years continuous operation; or
  purchase securities if such Fund's outstanding borrowings exceed 5% of its net assets.
No Fund's investments in warrants, valued at the lower of cost or market, shall exceed 5% of the value of the Fund's net assets. Included within that amount, but not to exceed 2% of the value of the Fund's net assets, may be warrants that are not listed on the New York or American Stock Exchanges. Warrants acquired in units or attached to securities may be deemed to be without value. Notwithstanding the above, the Funds may purchase securities pursuant to the exercise of subscription rights, provided that such purchase does not result in the Funds' ceasing to be a diversified investment company. Japanese and European corporations frequently issue additional capital stock by means of subscription rights offerings to existing shareowners at a price substantially below the market price of the shares. The failure to exercise such rights would result in the Funds' interest in the issuing company being diluted. The market for such rights is not well developed in all cases and, accordingly, the Funds may not always realize the full value on the sale of rights. The exception applies in cases where the limits set forth in the investment restrictions would otherwise be exceeded by exercising rights or would have already been exceeded as a result of fluctuations in the market value of the Funds' portfolio securities with the result that the Funds would be forced to sell securities at a time when they might not otherwise have done so, or to forgo exercising the rights.
Idaho Tax-Exempt Fund
In addition to the restrictions stated in the Prospectus and Summary Prospectus, the Fund shall not:
  purchase securities on margin or sell securities short or purchase or write put or call options;
  purchase "restricted securities" (those which are subject to legal or contractual restrictions on resale or are otherwise not readily marketable); or
  invest in oil, gas, or other mineral exploration leases and programs.
The Fund shall not make loans to others, except for:
  the purchase of debt securities; or
10

  the entering into of repurchase agreements.
The Fund shall not invest in securities so as to not comply with Subchapter M of the Internal Revenue Code, in that generally at the close of each quarter of the tax year, at least 50% of the value of the Fund's total assets is represented by:
  cash and cash items, government securities, and securities of other regulated investment companies; and
  other securities.
In addition, the Fund shall not purchase
  real estate;
  real estate limited partnerships; or
  commodities or commodity contracts.
The Fund shall not:
  issue senior securities; provided, however, that a fund may borrow money for extraordinary or emergency purposes and then only if after such borrowing there is asset coverage of at least 300% for all such borrowings;
  act as a securities underwriter except that it may purchase securities directly from the issuer for investment purposes;
  purchase or retain securities of any issuer if the officers or trustees of the Fund or its adviser own more than one-half of one percent of the securities of such issuer; or
  invest in any company for the purpose of management or exercising control.
The Fund shall not:
  purchase securities of any issuer in excess of 5% of the Fund's total assets;
  purchase more than 10% of the outstanding voting securities of any issuer;
  concentrate its investments in a single industry beyond 25% of the total value of the Fund;
  invest more than 10% of its assets in the securities of issuers which together have a record of less than three years continuous operation.

Other Fund Policies

Temporary Defensive Position
When the adviser considers a temporary defensive investment position advisable, any Fund may invest without limitation in high-quality corporate debt obligations, US government obligations, or hold cash or cash equivalents. Taking a temporary defensive position may keep a Fund from attaining its investment objective.
Portfolio Turnover
The Funds place no restrictions on portfolio turnover and the Funds will buy or sell investments according to the adviser's appraisal of the factors affecting the market and the economy. During the most recent fiscal year ended November 30, 2021, Saturna Sustainable Bond Fund's portfolio turnover was 64.62%. This relatively higher portfolio turnover does not represent a change in strategy and is attributable to selective portfolio repositioning, which may continue due to changing market conditions. The adviser does not anticipate significant variation from the relatively low portfolio turnover rates experienced in the past.
Disclosure of Portfolio Holdings
The Saturna Investment Trust has adopted a portfolio holdings disclosure policy governing the disclosure of the Funds' portfolio holdings. In accordance with this policy, the Funds may provide portfolio holdings information directly to third parties no earlier than the time a report is filed with the SEC that is required to contain such information or one day after the information is posted on the Fund's publicly accessible website, www.saturna.com. A list of portfolio holdings is generally made available on the Funds' website within 10 business days after each month-end. Additionally, the Funds publish on the website a list of their top 10 holdings as of the end of each calendar quarter within 10 business days after the end of the quarter for which the information is current.
The Funds may disclose portfolio holdings information that has not been included in a filing with the SEC or posted on the Funds' website (i.e., nonpublic portfolio holdings information) only if there is a legitimate business purpose for doing so and if the recipient is required, either by explicit agreement or by virtue of the recipient's duties to the Funds as an agent or service provider, to maintain the confidentiality of the information and to not use the information in an improper manner (e.g., personal trading). The Funds may disclose on an ongoing basis such nonpublic portfolio holdings information in the normal course of their investment and administrative operations to various service providers, including the adviser (Saturna Capital and its affiliated companies), independent registered public accounting firm (Tait, Weller & Baker, LLP), custodian (UMB Bank, N.A.), financial printers (Lithtex Northwest, RR Donnelley, Broadridge), and to the legal counsel (K&L Gates LLP) for the Funds' trustees. The adviser may disclose daily nonpublic portfolio holdings information on a next-day basis to service providers to enable the adviser to perform statistical analysis using that service provider's systems and software programs. The adviser may also provide certain nonpublic portfolio holdings information to broker-dealers from time to time in connection with the purchase or sale of securities. In providing this information, reasonable precautions are taken in an effort to avoid potential misuse of the disclosed information, including limitations
11

on the scope of the portfolio holdings information disclosed, when appropriate.
Nonpublic portfolio holdings information may be provided to other persons if approved by the adviser's president or designee upon a determination that there is a legitimate business purpose for doing so, the disclosure is consistent with the interests of the Funds, and the recipient is obligated to maintain the confidentiality of the information and not misuse it.
Neither the adviser, the Funds, nor any affiliated or non-affiliated party shall receive any compensation or other consideration in connection with the disclosure of portfolio holdings.
In view of these Fund policies, it is unlikely that a conflict of interest between the Funds, the adviser, or any affiliated person of the Funds may arise. However, should the adviser's president become aware that a potential conflict of interest may exist in connection with authorized portfolio disclosures, she will promptly consult with the chairman of the Trust's Board of Trustees with regard to action to be taken. For further information about conflicts of interest, see the "Portfolio Managers" section beginning on page 23.
Proxy Voting Policies
The proxy voting guidelines summarize Saturna Capital Corporation's positions and give a general indication of how portfolio securities will be voted.
The guidelines are not exhaustive and do not include all potential voting issues. Because proxy issues and the circumstances of individual companies are varied, there may be instances when the adviser may not vote in strict adherence to these guidelines. We will evaluate the merits and intentions of all proposals, and will typically vote in favor of those proposals we determine to be constructive to the company, to the environment in which it operates, and to the best interest of its shareholders. We will typically oppose proposals we deem to be immaterial, nuisance proposals or proposals that would entail significant costs in compliance with little associated benefit.
Regardless of the circumstances, the adviser will always attempt to vote in accordance with the Funds' specific investment objectives and policies, which includes careful examination of environmental, social, and governance issues.
Saturna Capital Corporation's investment professionals, as part of their ongoing review and analysis of all portfolio holdings, are responsible for monitoring significant corporate developments, including proxy proposals submitted to shareowners. The research analyst assigned to the sector in which an issue falls is responsible for voting the associated proxies.
These guidelines are reviewed and approved annually by the Trustees. The research analyst will refer issues where there could be a conflict of interest (e.g., a familial or business relationship with a company or management) or uncertainty regarding the merits of any management or shareholder proposal to Saturna's Proxy Committee for discussion and adjudication. The Proxy Committee consists of the Chief Investment Officer, President, and Chief Legal Officer of Saturna Capital Corporation, as well as other relevant investment professionals who may participate from time to time.
Disclosure of the proxy voting record is a responsibility of the Trust's secretary. The Funds' voting record is filed on Form N-PX for each 12-month period ending June 30th and is available (1) without charge, upon request, by calling Saturna Capital Corporation toll-free at 1-800-728-8762; (2) on the Saturna website; and (3) on the SEC's website at www.sec.gov.
CORPORATE GOVERNANCE
We will generally vote FOR:
  Proposals requesting disclosure of the company's political contributions and policies governing political contributions.
  Proposals requesting disclosure of the company's lobbying expenditures and policies governing lobbying expenditures.
  Proposals requesting disclosure of the company's participation in drafting and/or supporting legislation (including the names of partnering organizations, if applicable).
  Management's recommendation for ratification of the auditor, except in the case where non-audit fees represent more than 30% of the total fees paid in the previous year.
Corporate Transactions
We will generally vote AGAINST:
  Authorization to transact other, unidentified, substantive business at the meeting.
We will vote CASE BY CASE on:
  Mergers and acquisitions, leveraged buyouts, spin-offs, re-incorporations, tax inversions, liquidations and asset sales, with regard to the impact on existing shareholders' and community stakeholders' interests.
  Proposals to amend a company's charter or by-laws.
Director Elections
We will generally vote FOR:
  Proposals that require a majority of independent Directors.
  Proposals to separate the Chief Executive Officer and Chairman of the Board positions.
  Proposals seeking to increase the independence and diversity of board nominating, audit, and compensation committees.
  Establishment of reasonable retirement age for Directors.
  Proposals that require Directors to own a minimum number of shares in the company.
We will generally vote AGAINST:
  Directors who have attended less than 75% of Board meetings.
  Management proposals that give management the ability to alter the size of the board without shareholder approval.
  Efforts to classify the board or eliminate cumulative voting.
  The election of Directors who serve on the compensation committee who also serve as CEO of any public company.
  Proposals to elect directors on a staggered schedule.
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We will vote CASE BY CASE on:
  Individual directors, committee members, or on the entire board.
  Directors who are incumbent members of the nominating committee if the board, in our judgment, lacks diversity.
Takeover Defenses
We will generally vote FOR:
  The elimination of dual class stock with unequal voting rights.
  Proposals to put poison pills to a shareholder vote.
We will generally vote AGAINST:
  Proposals to introduce dual-class shareholding structures or non-voting share classes.
  Proposals to adopt anti-takeover defenses.
Capital Structure
We will generally vote FOR:
  Proposals to effect stock splits.
  Proposals authorizing share repurchase programs.
We will vote CASE BY CASE on:
  Proposals to increase common stock.
Compensation
We will generally vote FOR:
  Proposals to allow shareholders to vote on executive compensation.
  Compensation programs that relate executive compensation to a company's long-term performance.
  Stock option plans unless they could result in significant dilution or have other provisions clearly not in the interest of existing shareholders.
We will vote CASE BY CASE on:
  Executive and director compensation. We generally favor capital-related Key Performance Indicators (return on capital employed (ROCE); return on invested capital (ROIC); economic value added (EVA)) rather than accounting-related indicators (sales; earnings per share (EPS); and earnings before interest, taxes, depreciation, and amortization (EBITDA)).
ENVIRONMENT
We expect companies to be mindful of their environmental record and impact. We will vote in favor of proposals requesting that companies adopt the Ceres principles, and in favor of requests for corporate social responsibility or sustainability reports detailing a company's environmental practices.
We will also generally vote in favor of any proposal that requests disclosure and/or improvement relating to the company's approach to:
  Addressing climate change.
  Reducing waste.
  Reducing greenhouse gas emissions.
  Reducing other toxic emissions.
  Taking responsibility for toxic cleanup.
  Mitigating water-related risks.
  Mitigating negative impact on biodiversity in the communities in which the company operates.
  The use of harmful pesticides, antibiotics, genetically engineered organisms, and other chemicals in food production.
  Health and environmental hazards the company's operations present to the communities in which it operates.
  Sustainable business operations.
SOCIAL RESPONSIBILITY
We will generally vote for any proposals that request disclosure and/or improvement relating to the company's approach to:
  The representation of women and minorities in the workplace.
  Equal employment opportunities and/or nondiscrimination policies.
  Workplace codes of conduct, particularly practices related to employee health and safety.
  Product-related safety issues, including product quality, and recalls.
  Animal welfare.
13

Management of the Funds

Board of Trustees
A Board of six Trustees supervises the Funds: Marina E. Adshade, Ronald H. Fielding, Gary A. Goldfogel, James V. McKinney, Sarah E.D. Rothenbuhler, and Jane K. Carten. The Trustees establish policies as well as review and approve the Funds' investment advisory contracts and their continuance. The Trustees also elect the officers, determine the amount of any dividend or capital gain distribution, and serve on any committees of the Trust. Trustees serve for the lifetime of the Trust or until reaching the mandatory retirement age, death, resignation, removal, or non re-election by the shareowners. The Trustees annually appoint officers for one-year terms.
Management Information
Name, Address, and Age		Position(s) held with Trust; term of office and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in Saturna fund complex overseen by Trustee	Other directorships held by Trustee during past 5 years
Independent Trustees
(photo omitted)	Marina E. Adshade, PhD (54) 1300 N. State Street Bellingham WA 98225	Independent Trustee (since 2017)	Professor of Economics, University of British Columbia, Vancouver; Author	Nine	None
(photo omitted)	Ronald H. Fielding MA, MBA, CFA (73) 1300 N. State Street Bellingham WA 98225	Independent Trustee (since 2009)	Director, ICI Mutual Insurance Company	Thirteen	Amana Mutual Funds Trust
(photo omitted)	Gary A. Goldfogel, MD (63) 1300 N. State Street Bellingham WA 98225	Chairman (since 2017); Independent Trustee (since 1995)	Medical Examiner (pathologist)	Nine	None
(photo omitted)	Jim V. McKinney (60) 1300 N. State Street Bellingham WA 98225	Independent Trustee (since 2017)	President/CEO, Apple Mountain LLC, consulting and development;

			Former US Army Foreign Area Officer – Political/Military Advisor to US Army Central; Senior Defense Official, Defense Attaché, US Embassy Slovenia	Nine	None
(photo omitted)	Sarah E.D. Rothenbuhler (54) 1300 N. State Street Bellingham WA 98225	Independent Trustee (since 2017)	CEO, Birch Equipment (industrial rentals and sales)	Nine	None
Interested Trustee
(photo omitted)	Jane K. Carten, MBA (47) 1300 N. State Street Bellingham WA 98225	President, Trustee (since 2017)	President and Director, Saturna Capital Corporation Vice President and Director, Saturna Trust Company President, Saturna Brokerage Services	Nine	None
Mrs. Carten is an "interested person" of the Trust as an officer and controlling shareowner of the Adviser, Saturna Capital Corporation.
14

Officers Who Are Not Trustees
Name, Address, and Age		Position(s) held with Trust (length of time served); and term of office	Principal occupation(s) during past 5 years
Officers Who Are Not Trustees
(photo omitted)	Bryce R. Fegley (47)¹ 1300 N. State Street Bellingham, WA 98225	Vice President (since 2020)	Portfolio Manager and Senior Investment Analyst, Saturna Capital
(photo omitted)	Christopher R. Fankhauser (50)¹ 1300 N. State Street Bellingham, WA 98225	Treasurer (since 2002)	Chief Operations Officer, Saturna Capital Corporation

Vice President and Chief Operations Officer, Saturna Brokerage Services

Director, Vice President, and Chief Operations Officer, Saturna Trust Company
(photo omitted)	Michael E. Lewis (60)¹ 1300 N. State Street Bellingham, WA 98225	Chief Compliance Officer (since 2012)	Chief Compliance Officer, Saturna Capital, Saturna Trust Company, and Affiliated Funds
(photo omitted)	Jacob A. Stewart (41)¹ 1300 N. State Street Bellingham, WA 98225	Anti-Money Laundering Officer (since 2015)	Anti-Money Laundering Officer, Saturna Capital Corporation, Saturna Brokerage Services Chief Compliance Officer, Saturna Brokerage Services Bank Secrecy Act Officer, Saturna Trust Company
¹ Messrs. Fegley, Fankhauser, Lewis, and Stewart are "interested persons" of the Trust as officers and/or employees of the Adviser, Saturna Capital Corporation. Messrs. Fankhauser, Lewis, and Stewart hold the same positions with Amana Mutual Funds Trust, which has four fund portfolios and is also managed by Saturna Capital Corporation.
As of December 31, 2021, no Independent Trustee (or any of their immediate family members) owned beneficially or of record securities of the adviser or the Trust's principal underwriter, or any person (other than a registered investment company) directly or indirectly, controlling, controlled by or under common control with the adviser or principal underwriter.
15

Management Ownership Information (as of Dec. 31, 2021)
Trustee	Dollar range of equity securities in Funds of Saturna fund complex	Aggregate dollar range of equity securities in all Registered Investment Companies overseen by Trustee/Officer in Saturna fund complex
Marina E. Adshade	Saturna Sustainable Equity: $1-$10,000	$1-$10,000
Jane K. Carten	Sextant Growth Investor Shares: $10,001-$50,000
Sextant Growth Z Shares: over $100,000
Sextant International Z Shares: $10,001-$50,000
Sextant Core: over $100,000
Sextant Bond Income: $1-$10,000
Sextant Global High Income: $10,001-$50,000
Saturna Sustainable Equity: over $100,000
	Saturna Sustainable Bond: $50,001-$100,000	Over $100,000
Ronald H. Fielding	Sextant International Z Shares: over $100,000 Sextant Global High Income: over $100,000	Over $100,000
Gary A. Goldfogel	Sextant Growth Z Shares: over $100,000
Sextant International Z Shares: over $100,000
Sextant Core: over $100,000
Sextant Short-Term Bond: over $100,000
Sextant Bond Income: over $100,000
Sextant Global High Income: over $100,000
	Saturna Sustainable Equity: over $100,000	Over $100,000
Jim V. McKinney	None	None
Sarah E.D. Rothenbuhler	Sextant International Investor Shares: $10,001-$50,000 Saturna Sustainable Equity: $10,001-$50,000	$10,001-$50,000
16

Leadership Structure and Board of Trustees
As part of its annual governance assessment, the Board reviews the collective and individual experience, qualifications, attributes, and skills of the Trustees. Attributes common to all Trustees are strong educational backgrounds, lifetimes of experience in business and finance, and ability to effectively request, evaluate, and discuss information about the Trust with the adviser and other service providers to the Trust. The Chairman of the Board and all other Trustees (except Mrs. Carten) are independent of the adviser.
The Board has concluded that its current leadership structure, in which the Chairman of the Board is not affiliated with the adviser, is appropriate and in the best interest of shareowners, in light of the services provided to the Trust. In making the determination that each Trustee is qualified to serve, the Board considers a variety of criteria, including actual service, commitment, and participation of each Trustee during his tenure with the Trust. In addition to the information set forth in the Trustees table (on pages 14-15) and other relevant qualifications, the following are additional important qualifications of each Trustee:
Marina E. Adshade PhD, is a professor of economics at the Vancouver School of Economics at the University of British Columbia). Dr. Adshade earned her doctorate in economics from Queen's University (Kingston, Ontario). Dr. Adshade is a regular contributor to print and broadcast media and has been published globally in thirteen different languages. The Board believes Dr. Adshade's economics background and research experience make her an excellent board member.
Jane K. Carten MBA, graduated from Western Washington University with an MBA and undergraduate degree in Computer Science and Business. As President of Saturna Capital Corporation (the Funds' investment adviser), Mrs. Carten oversees Saturna's daily operations and holds officer positions and directorships with certain Saturna Capital affiliates as noted previously. Mrs. Carten is active in the Bellingham Bay Rotary and is a member of the Young Presidents' Organization. She is a founder of the nonprofit OpenAccess Internet Services and is a Bellingham Sister Cities member and contributor. The Board believes Mrs. Carten's demonstrated mutual fund industry experience and background, and her volunteer service and leadership on community boards make her an excellent board member.
Gary A. Goldfogel MD, serves as the Medical Examiner for Northwest Washington State. Dr. Goldfogel is a board certified physician in Surgical and Forensic Pathology and Laboratory Medicine. He earned his doctorate in the field of medicine from Emory University. He has served on boards of various professional and community organizations. The Board believes Dr. Goldfogel's service to community organizations, considerable board experience, and business background make him an excellent board member.
Ronald H. Fielding MA, MBA, CFA, has worked in the mutual fund industry as a portfolio manager, owner, and senior officer of mutual fund advisers for over 35 years. He has served on the board of Investment Company Institute Mutual Insurance for 20 years. He has taught courses in finance and economics, and serves on philanthropic and educational institution boards. Mr. Fielding has a bachelor's degree in liberal arts from St. John's College, plus master's degrees in economics and in business from the University of Rochester. The Board believes Mr. Fielding's demonstrated mutual fund industry experience and background, and his volunteer service and leadership on many boards including ICI Mutual Insurance, make him an excellent board member.
James V. McKinney is the owner of Apple Mountain LLC, a strategy and development consulting firm. Mr. McKinney is a retired foreign area officer with extensive service in the Middle East, Europe, and Asia. He served as a senior defense official/defense attaché and security assistance officer for US Embassies, and as a leader, advisor, and analyst in numerous global assignments. He provided extensive guidance and assistance to senior government leaders in developing nations. He has a bachelor's in Government from California State University, Sacramento, and a master's in International Studies from the University of Washington. The Board believes Mr. McKinney's background, leadership experience, and community service activity make him an excellent board member.
Sarah E. D. Rothenbuhler is CEO of Birch Equipment Co, Inc, a construction equipment rental and sales company. She earned a bachelor's from the University of Colorado and is a recipient of multiple business and community leadership awards. She is active on several philanthropic boards and organizations, including Bellingham Bay Rotary, St. Joseph's Hospital Foundation, and Whatcom Business Alliance. The Board believes Ms. Rothenbuhler's background, considerable business experience, and leadership service on community boards make her an excellent board member.
Board Role in Risk Oversight
The Board's role in management of the Trust is oversight. As is the case with many investment companies, day-to-day management of the Trust, selection of Fund investments, administration and distribution services, and management of operational and portfolio risk are responsibilities of the adviser. The Board, through reports from the adviser and third parties, meetings of the Board as well as its committees, independent experiences including shareowner contacts, and Board advisors such as auditors, legal counsel, compliance officers, and regulators, provides only general supervision and risk oversight. The Chairman's duties include developing the agenda for each Board meeting in consultation with management, presiding over each Board meeting, discussing matters with management between Board meetings, and facilitating communication and coordination between the Trustees and management.
Committees
The Board has an Audit and Compliance Committee consisting of the Independent Trustees. The Committee held one meeting during the fiscal year. The Committee operates under a specific charter, selects the independent registered public accounting firm, and reviews all audit reports. The Committee also reviews and considers matters related to the Trust's compliance program, and meets with the Chief Compliance Officer at least annually.
The Board has authority to establish an Executive Committee with the power to act on behalf of the Board between meetings and to exercise all powers of the Trustees in the management of the Trust. No Executive Committee has been established at this time.
17

Compensation
The Trust currently pays independent trustees $1,000 per meeting attended, and a retainer of $4,000 plus $250 per Fund in the Trust per year, plus reimbursement of travel expenses (allocated pro rata to each Fund of the Trust). Trustees are also compensated for committee meetings and chairmanships. As an interested trustee, Mrs. Carten receives no compensation from the Trust. The Trustee Compensation table (below) provides the total compensation paid Trustees for the fiscal year ended November 30, 2021.
Code of Ethics
The Trust, its investment adviser Saturna Capital Corporation, and its principal underwriter Saturna Brokerage Services, Inc., have adopted a common Code of Ethics under Rule 17j-1 of the Investment Company Act of 1940, as amended (the "1940 Act"), and Rule 204a-1 of the Investment Advisers Act. The Code of Ethics permits personnel subject to the Code of Ethics (as defined in the Code of Ethics) to invest in securities, including common stocks and mutual funds. To prevent conflicts of interest, the Code of Ethics includes restrictions on investing in securities that may be purchased by the Funds. A copy of the Code of Ethics is available without charge by contacting the Trust or Saturna Capital Corporation, and at www.saturna.com.
Trustee Compensation for Fiscal Year ended Nov. 30, 2021
Name of Person; Position	Aggregate Compensation from Trust	Pension or Retirement Benefits Accrued as Part of Trust Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Trust and Fund Complex Paid to Trustees
Marina E. Adshade; Trustee	$6,000	$0	$0	$6,000
Jane K. Carten; Trustee	0	0	0	0
Ronald H. Fielding; Trustee¹	9,000	0	0	23,500
Gary A. Goldfogel; Trustee, Chairman	9,000	0	0	9,000
James V. McKinney; Trustee	7,000	0	0	7,000
Sarah E.D. Rothenbuhler; Trustee	$7,000	$0	$0	$7,000
¹Ronald H. Fielding also serves as Trustee to the Amana Mutual Funds Trust. He was paid $14,500 by that Trust during Saturna Investment Trust's fiscal year ended November 30, 2021.
Trustees and Officers Ownership of Trust Shares¹
Fund:	Shares Owned:	Percentage of Outstanding:
Sextant Growth Investor Shares	553	0.42%
Sextant Growth Z Shares	251,133	19.16%
Sextant International Investor Shares	582	0.03%
Sextant International Z Shares	400,792	30.12%
Sextant Core	411,862	33.47%
Sextant Short-Term Bond	980,758	41.96%
Sextant Bond Income	653,786	28.57%
Sextant Global High Income	512,013	58.08%
Saturna Sustainable Equity	461,369	34.82%
Saturna Sustainable Bond	407,841	12.88%
Idaho Tax-Exempt	454,926	16.80%
¹As of March 3, 2022, officers and Trustees (plus affiliated family members and entities), as a group, owned the above shares of the Funds.
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Control Persons and Principal Holders of Securities

Principal Holders of Securities
As of March 3, 2022, the principal holders of record (those with 5% or more of the outstanding shares) of securities of the following Funds were:
	Name and Address	Shares	Percentage
Sextant Growth Investor Shares	NFSC Omnibus Account for the Exclusive Benefit of our Customers 200 Liberty Street New York, NY 10281	49,171	37.54%
	SEI Private Trust Company c/o Peapack Gladstone Bank ID 212 One Freedom Valley Dr. Oaks, PA 19456	31,480	24.04%
	Charles Schwab & Co., Inc. Special Custody Account FBO Customers 101 Montgomery Street San Francisco, CA 94104	21,460	16.39%
	TD Ameritrade, Inc., For the Exclusive Benefit of Our Clients P.O. Box 2226 Omaha, NE 68103	10,528	8.04%
Sextant Growth Z Shares	Saturna Capital Corporation¹ 1300 North State Street Bellingham, WA 98225	91,130	6.95%
	Helen F. Schloerb Revocable Trust¹ P.O. Box 9623 North Amherst, MA 01059	88,181	6.73%
Sextant International Investor Shares	NFSC Omnibus Account for the Exclusive Benefit of our Customers 200 Liberty Street New York, NY 10281	916,282	46.15%
	Charles Schwab & Co., Inc. Special Custody Account FBO Customers 101 Montgomery Street San Francisco, CA 94104	734,463	36.99%
Sextant International Z Shares	Saturna Capital Corporation¹ 1300 North State Street Bellingham, WA 98225	163,471	12.31%
	Ronald H. Fielding¹ 1300 North State Street Bellingham, WA 98225	110,342	8.31%
	Helen F. Schloerb Revocable Trust¹ P.O. Box 9623 North Amherst, MA 01059	97,018	7.31%
	Saturna Capital 401(k) Omnibus Account FBO Saturna Capital Employees 1300 North State Street Bellingham, WA 98225	73,767	5.55%

Principal Holders of Securities
As of March 3, 2022, the principal holders of record (those with 5% or more of the outstanding shares) of securities of the following Funds were:
	Name and Address	Shares	Percentage
Sextant Core	Saturna Capital 401(k) Omnibus Account FBO Saturna Capital Employees 1300 North State Street Bellingham, WA 98225	128,401	10.44%
	Saturna Capital Corporation¹ 1300 North State Street Bellingham, WA 98225	124,981	10.16%
	Goldfogel Family Partnership¹ 1300 N. State Street Bellingham, WA 98225	80,363	6.53%
Sextant Short-Term Bond	Saturna Capital Corporation¹ 1300 North State Street Bellingham, WA 98225	560,629	23.98%
	Dr. Peter A. Telfer¹ 1300 N. State Street Bellingham, WA 98225	317,745	13.59%
Sextant Bond Income	Saturna Capital Corporation¹ 1300 North State Street Bellingham, WA 98225	301,859	13.19%
	Saturna Trust Company¹ 1070 West Horizon Ridge Parkway, Suite 201 Henderson, NV 89012	173,998	7.60%
	Western Washington University Foundation¹ 516 High Street OM 430 Bellingham, WA 98225	147,369	6.44%
	Jeffrey D. Nelson 1300 North State Street Bellingham, WA 98225	125,750	5.50%
Sextant Global High Income	Saturna Capital Corporation¹ 1300 North State Street Bellingham, WA 98225	283,547	32.17%
	Nicholas F. Kaiser¹ 1300 North State Street Bellingham, WA 98225	96,154	10.91%
	Saturna Capital 401(k) Omnibus Account FBO Saturna Capital Employees 1300 North State Street Bellingham, WA 98225	87,036	9.87%
	Goldfogel Family Partnership¹ 1300 N. State Street Bellingham, WA 98225	49,645	5.63%
¹ Shares are owned beneficially
19

Control Persons and Principal Holders of Securities

Principal Holders of Securities
As of March 3, 2022, the principal holders of record (those with 5% or more of the outstanding shares) of securities of the following Funds were:
	Name and Address	Shares	Percentage
Saturna Sustainable Equity	Charles Schwab & Co., Inc. Special Custody Account FBO Customers 101 Montgomery Street San Francisco, CA 94104	370,080	27.93%
	Saturna Capital Corporation¹ 1300 North State Street Bellingham, WA 98225	306,227	23.11%
	NFSC Omnibus Account for the Exclusive Benefit of our Customers 200 Liberty Street New York, NY 10281	126,965	9.58%
	Saturna Capital 401(k) Omnibus Account FBO Saturna Capital Employees 1300 North State Street Bellingham, WA 98225	79,663	6.01%
	TD Ameritrade, Inc., For the Exclusive Benefit of Our Clients P.O. Box 2226 Omaha, NE 68103	70,221	5.30%
Saturna Sustainable Bond	Charles Schwab & Co., Inc. Special Custody Account FBO Customers 101 Montgomery Street San Francisco, CA 94104	1,245,059	39.32%
	NFSC Omnibus Account for the Exclusive Benefit of our Customers 200 Liberty Street New York, NY 10281	407,647	12.87%
	Charles Schwab & Co., Inc. Special Custody Account FBO Customers 101 Montgomery Street San Francisco, CA 94104	323,285	10.21%
	Saturna Capital Corporation¹ 1300 North State Street Bellingham, WA 98225	291,200	9.20%
	Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399	243,993	7.71%

Principal Holders of Securities
As of March 3, 2022, the principal holders of record (those with 5% or more of the outstanding shares) of securities of the following Funds were:
	Name and Address	Shares	Percentage
Idaho Tax-Exempt	Charles Schwab & Co., Inc. Special Custody Account FBO Customers 101 Montgomery Street San Francisco, CA 94104	721,501	26.64%
	Saturna Capital Corporation¹ 1300 North State Street Bellingham, WA 98225	375,798	13.88%
	TD Ameritrade, Inc., For the Exclusive Benefit of Our Clients P.O. Box 2226 Omaha, NE 68103	197,160	7.28%
	Orma H. Barker¹ 1300 N. State Street Bellingham, WA 98225	160,406	5.92%
	Lola M. Epler¹ 1300 N. State Street Bellingham, WA 98225	147,038	5.43%
¹ Shares are owned beneficially
Any person holding in excess of 25% of the outstanding voting securities of a Fund may be deemed to control the Fund based on 1) the substantial ownership interest held and 2) the person's resulting ability to potentially influence voting on certain matters submitted to shareowners for their consideration and approval.
Mr. Nicholas F. Kaiser, 1300 N. State Street, Bellingham, WA 98225, is considered a "control person" of the Sextant Global High Income, Sextant Short-Term Bond, and Saturna Sustainable Equity Funds. As of March 3, 2022, Mr. Nicholas F. Kaiser directly and indirectly through his ownership interest in Saturna Capital owned 43.07%, 27.83%, and 26.97% of these funds, respectively. Mrs. Jane K. Carten, 1300 N. State Street, Bellingham, WA 98225, is considered a "control person" of the Sextant Global High Income and Saturna Sustainable Equity Funds. As of March 3, 2022, Mrs. Jane K. Carten directly and indirectly through her ownership interest in Saturna Capital owned 32.45% and 27.75%, of these funds, respectively. At that date, Mrs. Carten directly and indirectly through her ownership interest in Saturna Capital owned 23.98% of Sextant Short Term Bond Fund. Their status as control persons has no effect on the voting rights of other security holders.
The Control Persons and Principal Holders of Securities table shows the only persons known to the Trust to be the owners of record of more than five percent or more of any Fund.
20

Investment Advisory and Other Services

Investment Adviser and Administrator
Saturna Capital Corporation, 1300 N. State Street, Bellingham, Washington 98225, is the Investment Adviser and Administrator for the Funds. Saturna Capital is also the Funds' transfer agent and shareowner servicing agent. Mrs. Jane K. Carten, president of Saturna Capital, through her ownership of 52% of its voting stock, is a control person of the adviser. Mrs. Carten is also a principal portfolio manager of the Saturna Sustainable Equity Fund. Mr. Nicholas F. Kaiser, chairman of Saturna Capital, through his ownership of 41% of its voting stock, is a control person of the adviser.
Advisory Fee
Sextant Funds
Each of the Sextant Funds pays the adviser an Advisory and Administrative Services Fee (the "Base Fee"). The Base Fee is compensation for portfolio management, advice, and recommendations on securities to be purchased, held, or sold. The Base Fee also covers certain administrative services such as portfolio accounting, shareowner and financial reporting, shareowner servicing, and transfer agency services. The Base Fee is computed at the annual rate of 0.50% of average daily net assets of each Fund and is paid monthly. The Base Fee is subject to adjustment up or down depending on the investment performance of the Fund.
  For each month in which any of these Funds' total investment return (change in net asset value plus all distributions reinvested) for the one year period through that month outperforms or underperforms the total return of a specified benchmark for that period by 1% or more but less than 2%, the Base Fee is increased or decreased by the annual rate of 0.10% based on the Fund's average net assets over the performance period (one year).
  If the outperformance or underperformance is 2% or more, then the adjustment is at the annual rate of 0.20%.
Sextant Funds Advisory Fee Structure
Base Fee annual rate	Performance adjustment annual rate
	< 1% more or less than benchmark	1% and < 2% more or less than benchmark	2% or greater more or less than benchmark
0.50%	0.00%	+/- 0.10%	+/- 0.20%
Total return investment performance is calculated and published by Morningstar™, Inc. for each Sextant Fund. The Morningstar™ category is used as the benchmark for comparison purposes.
The categories currently assigned by Morningstar™ are:
Sextant Growth	Large Growth
Sextant International	Foreign Large Blend
Sextant Core	Allocation – 50% to 70% Equity
Sextant Short-Term Bond	Short-Term Bond
Sextant Bond Income	Long-Term Bond
Sextant Global High Income	World Allocation
Each class of shares of a Fund is subject to the same Advisory and Administrative Fee schedule. However, for the Sextant Growth Fund and the Sextant International Fund, advisory and administrative fees paid by Investor Shares (subject to a 12b-1 Fee) and Z Shares may differ due to performance fee adjustments.
The adviser has committed through March 31, 2023, to waive fees and/or reimburse expenses to the extent necessary to ensure that annual net operating expenses, excluding brokerage commissions, interest, taxes, and extraordinary expenses do not exceed 0.60% for Sextant Short-Term Bond, 0.65% for Sextant Bond Income, and 0.75% for Sextant Global High Income.
Saturna Sustainable Funds
Under their Advisory and Administrative Services Agreements, each of the Saturna Sustainable Funds pays the adviser an advisory and administration fee. This fee covers certain administrative services such as portfolio accounting, shareowner and financial reporting, shareowner servicing, and transfer agency services. The Fee is also compensation for portfolio management, advice, and recommendations on securities to be purchased, held, or sold. The Fee is computed at an annual rate – 0.65% for Sustainable Equity Fund and 0.55% for Sustainable Bond Fund – of average daily net assets and is paid monthly.
The adviser has committed through March 31, 2023, to waive fees and/or reimburse expenses to the extent necessary to ensure that annual net operating expenses, excluding brokerage commissions, interest, taxes, and extraordinary expenses do not exceed the net operating expense ratio of 0.75% for Sustainable Equity Fund and 0.65% for Sustainable Bond Fund.
Idaho Tax-Exempt Fund
The Fund is obligated to pay Saturna Capital monthly an advisory fee at the annual rate of 0.50% of the average daily net assets up to $250 million, 0.40% of assets between $250 million and $1 billion, and 0.30% of assets in excess of $1 billion.
Advisory Fees Paid To Saturna Capital For The Last Three Fiscal Years¹
	2021	2020	2019
Sextant Growth Fund	$205,174	$289,231	$279,840
Sextant International Fund	344,285	281,306	565,056
Sextant Core Fund	65,578	106,542	91,370
Sextant Short-Term Bond Fund	46,539	26,065	25,079
Sextant Bond Income Fund	38,903	23,203	31,618
Sextant Global High Income Fund	28,396	13,001	31,630
Saturna Sustainable Equity Fund	146,133	69,950	0
Saturna Sustainable Bond Fund	137,267	98,908	113,103
Idaho Tax-Exempt Fund	$73,153	$71,556	$67,172
¹ After performance adjustments and expense limitations
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Shareowner Services
Under the advisory agreement, Saturna Capital also provides services as the transfer agent, shareowner servicing agent, and dividend-paying agent for the Funds. As transfer agent, Saturna Capital furnishes to each shareowner a confirmation after each transaction, a historical statement quarterly and annually showing all transactions during the respective periods, and Form 1099 tax forms. Saturna Capital also, on behalf of the Funds, responds to shareowners' questions and correspondence. Furthermore, the transfer agent regularly furnishes the Funds with current shareowner lists and information necessary to keep the shares in balance with the Funds' records. The transfer agent (or its agents) performs the mailing of all financial statements, notices, prospectuses, and summary prospectuses to shareowners. These transfer agent services are included in the Advisory Fee.
Saturna Trust Company, a separate wholly-owned subsidiary of Saturna Capital, receives compensation for maintaining records of contributions, disbursements, and assets as required for IRAs and qualified retirement accounts that invest in the Funds. An annual fee of $10 per fund account for retirement plan services is paid by the Funds to Saturna Trust Company.
The Retirement Plan Custodial Fees table shows the amounts the Funds paid to Saturna Trust Company as retirement plan custodian for the three most recent fiscal years ended November 30.
Retirement Plan Custodial Fees
	2021	2020	2019
Sextant Growth Fund Investor Shares	$79	$7	$9
Sextant Growth Fund Z Shares	8,786	8,369	7,299
Sextant International Fund Investor Shares	282	18	9
Sextant International Fund Z Shares	5,750	5,751	4,200
Sextant Core Fund	3,627	3,654	3,068
Sextant Short-Term Bond Fund	3,591	3,650	3,477
Sextant Bond Income Fund	3,086	3,181	2,753
Sextant Global High Income Fund	1,997	2,130	1,709
Saturna Sustainable Equity Fund	493	34	5,721
Saturna Sustainable Bond Fund	1,422	1,294	754
Idaho Tax-Exempt Fund	$110	$115	$99

Rule 12b-1 Plan
Effective October 2, 2006, the Trust entered into a distribution agreement with the distributor (see the Underwriters section below), pursuant to which the distributor acts as principal underwriter of Fund shares for sale to the public. Investor Shares of Sextant Growth and Sextant International Funds participate in the Rule 12b-1 distribution plan ("Rule 12b-1 Plan"). Under the plan, the Investor Shares of these Funds pay the distributor a monthly fee at an annual reate of 0.25% of their average daily net assets.
The Trust allocates the Rule 12b-1 expenses between the Sextant Growth Fund Investor Shares and Sextant International Fund Investor Shares based on relative net asset size. A stable or growing portfolio with reduced redemptions may spread fixed costs across a wider base and increase investment efficiency. There is no assurance that these events will occur.
The 12b-1 Fees table shows the amounts Saturna Brokerage Services was paid as the Funds' underwriter under the distribution plan for the three most recent fiscal years ended November 30.
No Trustee who is not an interested person of the Trust has a direct or indirect financial interest in the operation of the plan or related agreements, but Mrs. Jane K. Carten and other employees of Saturna Capital may be considered to receive indirect financial benefits from the operation of the plan insofar as the plan grows Trust assets and pays fees to Saturna Capital.
Under the distribution plan, the distributor has entered into selling agreements with a number of financial intermediaries, such as brokers, financial advisers, banks, plan administrators, and others.
During the fiscal year ended November 30, 2021, the Trust paid the distributor $137,289. The distributor spent the following amounts on these principal activities:
Advertising:	$0
Printing and mailing of prospectuses to other than current shareowners:	$0
Compensation to underwriters:	$0
Compensation to broker-dealers:	$137,289
Compensation to sales personnel:	$0
Interest, carrying, or other financing charges:	$0
The adviser spent an additional $176,076 out of its own resources and not as an additional charge to any Fund. These expenses include payments to selected brokers, dealers, or other financial intermediaries, including plan administrators (collectively, "intermediaries") in connection with the sale and/or distribution of a Fund's shares or the retention and/or servicing of fund shareowners. This compensation by the adviser could be characterized as "revenue sharing."
In some cases, these payments may create an incentive for the intermediary or its employees to recommend or sell shares of the Funds to you. If you have purchased shares of a Fund through an intermediary, please contact your intermediary to learn more about any payments
12b-1 Fees
	2021	2020	2019
Sextant Growth Fund Investor Shares	$14,306	$11,519	$9,850
Sextant Growth Fund Z Shares	n/a	n/a	n/a
Sextant International Fund Investor Shares	$122,984	$134,548	$148,607
Sextant International Fund Z Shares	n/a	n/a	n/a
Sextant Core Fund	n/a	n/a	n/a
Sextant Short-Term Bond Fund	n/a	n/a	n/a
Sextant Bond Income Fund	n/a	n/a	n/a
Sextant Global High Income Fund	n/a	n/a	n/a
Saturna Sustainable Equity Fund	n/a	n/a	n/a
Saturna Sustainable Bond Fund	n/a	n/a	n/a

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it receives from the adviser and/or its affiliates, as well as fees and/or commissions the intermediary charges. You should also consult disclosures made by your intermediary at the time of purchase. Any such payments will not change the net asset value or the price of a Fund's shares.
Custodian
The Funds' custodian is UMB Bank, NA, 928 Grand Blvd, 5th Floor, Kansas City, Missouri 64155.
The custodian holds all securities and cash, settles all Fund portfolio securities transactions, receives (on behalf of the Funds) the money from sale of shares, and on order of the Funds, pays the authorized expenses of the Funds. When investors redeem Fund shares, the proceeds are paid to the shareowner from an account at the custodian bank.
Independent Registered Public Accounting Firm
Tait, Weller & Baker, LLP, 50 South 16th Street, Suite 2900, Philadelphia, PA 19102, is the independent registered public accounting firm for the Funds. The accountants conduct an annual audit of the Funds as of November 30 each year, prepare the tax returns of the Funds, and assist the adviser in various accounting matters throughout the year.

Portfolio Managers

All Saturna Capital employees, including Elizabeth W. Alm, Jane K. Carten, Patrick T. Drum, Bryce R. Fegley, Scott F. Klimo, Christopher W. Lang, Christopher E. Paul, Levi Stewart Zurbrugg and other portfolio managers are paid an annual salary, as set by the board of Saturna Capital. The board also pays bonuses that are partly dependent on the profits of Saturna Capital and may also reflect the results of specific managed accounts or specific businesses of Saturna Capital. As owners of shares and/or stock options of Saturna Capital Corporation, Mmes. Alm and Carten and Messrs. Drum, Fegley, Klimo, Lang, Paul, and Stewart Zurbrugg may benefit from any increase in its value per share that might result from its operations or profits. They may also receive dividends on shares of Saturna Capital. All Saturna Capital employees are eligible for a retirement plan, health care, and other benefits, and a stock option plan. Stock options are annually awarded on the basis of years of service, and not individual performance. Mutual fund portfolio managers are paid a monthly bonus (which may be shared with other employees) when a Fund achieves an overall rating of 4 or 5 stars from Morningstar. The bonus is 1% of the adviser's net monthly fee (which is based on both assets and performance) for a 4-star rating and 2% of the monthly fee for a 5-star rating.
Saturna Capital's portfolio managers may manage multiple accounts, including mutual funds and separate accounts for individuals, investment partnerships, pension funds, and charities. Portfolio managers make investment decisions for each account based on the investment objectives, policies, practices, and other relevant investment considerations that the managers believe are applicable to that account. The management of multiple accounts may give rise to potential conflicts of interest when the accounts have similar or different objectives, benchmarks, time horizons, and fees because the portfolio manager must allocate his time and investment ideas across multiple accounts. Consequently, a manager may purchase (or sell) a security for one account and not for another. The adviser has adopted policies designed to fairly allocate securities purchased or sold on an aggregated basis. Transactions executed for one account may adversely affect the value of securities held by other accounts. Securities selected for some accounts may outperform the securities selected for others. A portfolio manager's compensation plan may give rise to potential conflicts of interest. To reduce this risk, a mutual fund portfolio manager's account performance bonus depends upon the Fund's overall Morningstar™ rating, which derives from investment results over the last three, five, and 10 years. A manager's compensation tends to increase with assets under management, which in turn may increase the value of Saturna Capital Corporation.
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Portfolio Managers (as of Nov. 30, 2021)
Portfolio Manager:	Trust portfolios served as primary manager (assets):	Other investment company portfolios served as primary manager (assets):	Other pooled investment vehicles served as primary manager (assets):	Other accounts (assets):
Elizabeth W. Alm	Sextant Bond Income ($12,527,719)¹ Idaho Tax-Exempt Fund ($14,887,919)	None	None	None
Jane K. Carten	Saturna Sustainable Equity Fund ($25,374,883)	None	None	None
Patrick T. Drum	Saturna Sustainable Bond Fund ($26,050,389)	Amana Participation Fund ($218,314,911)	None	None
Bryce R. Fegley	Sextant Global High Income Fund ($9,150,493)¹ Sextant Core Fund ($18,936,423)¹	None	None	One ($702,636)
Scott F. Klimo	Sextant Growth Fund ($68,688,546)¹	Amana Growth Fund ($3,616,806,838)	None	None
Christopher W. Lang	None	None	None	Twenty One ($36,265,216)
Christopher E. Paul	Sextant International Fund ($75,487,474)¹ Sextant Core Fund ($18,936,423)¹	None	Five ($97,958,203)¹	Three ($1,776,358)
Levi Stewart Zurbrugg	Sextant Short-Term Bond Fund ($11,925,281)¹	None	None	None
¹ Assets managed with a performance fee

Portfolio Manager Fund Ownership (as of Nov. 30, 2021)
Dollar range of equity securities in Saturna Investment Trust Funds owned beneficially by Portfolio Managers
Elizabeth W. Alm	Sextant Core: $10,001-$50,000 Saturna Sustainable Bond: $1-$10,000
Jane K. Carten	Sextant Growth Investor Shares: $10,001-$50,000
Sextant Growth Z Shares:$100,001-$500,000
Sextant International Z Shares: $10,001-$50,000
Sextant Core: $100,001-$500,000
Sextant Bond Income: $1-$10,000
Sextant Global High Income: $10,001-$50,000
Saturna Sustainable Equity: over $1,000,000
Saturna Sustainable Bond: $50,001-$100,000
Patrick T. Drum	Saturna Sustainable Bond: $10,001-$50,000
Bryce R. Fegley	Sextant Growth Z Shares: $100,001-$500,000 Sextant International Z Shares: $100,001-$500,000 Sextant Global High Income: $100,001-$500,000
Scott F. Klimo	Sextant Growth Z Shares: $100,001-$500,000 Sextant Global High Income: $100,001-$500,000 Saturna Sustainable Equity: $100,001-$500,000
Christopher W. Lang	Sextant Growth Z-Shares: $10,001-$50,000
Sextant International Z-Shares: $100,001-$500,000
Sextant Core: $100,001-$500,000
Sextant Short-Term Bond: $1-$10,000
Saturna Sustainable Equity: $10,001-$50,000
Christopher E. Paul	Sextant International Z-Shares: $100,001-$500,000 Sextant Core: over $1,000,000
Levi Stewart Zurbrugg	Sextant Growth Z Shares: $1-$10,000
Sextant International Z Shares: $1-$10,000
Sextant Bond Income: $1-$10,000
Sextant Short-Term Bond: $1-$10,000
Saturna Sustainable Equity: $10,001-$50,000
Saturna Sustainable Bond: $1-$10,000
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Brokerage Allocation

The placing of purchase and sale orders and the negotiation of commissions for equity transactions are performed by the adviser and are reviewed by the Board of Trustees. Although it is permitted to do so, the adviser does not allocate brokerage to any broker in return for research or services.
The primary consideration in effecting securities transactions for the Funds is to obtain the best price and execution that in the judgment of the adviser is attainable at the time and which would bring the best overall net economic result to a Fund. Factors taken into account in the selection of brokers include the price of the security, commissions paid on the transaction, the efficiency and cooperation with which the transaction is effected, the expediency of making settlement, and the financial strength and stability of the broker. The adviser may negotiate commissions at a rate in excess of the amount another broker would have charged if it determines in good faith that the overall net economic result is favorable to the Fund and is not required to execute trades in "over-the-counter" securities with primary market-makers if similar terms are available elsewhere. A Fund may not pay the lowest possible commission rate on certain trades if Saturna Capital believes that the Fund has obtained best execution and the commission rates are reasonable. The adviser evaluates whether brokerage commissions are reasonable based upon available information about the general level of commissions paid by other mutual funds for comparable services as well as evaluating services provided by the broker-dealer, such as willingness to take principal positions, ability to handle a particular type of trade, and confidentiality, among other things.
When consistent with best execution, brokerage may be directed to Saturna Brokerage Services, Inc., a wholly-owned subsidiary of the adsviser, which engages in a discount brokerage business. Saturna Brokerage Services currently executes portfolio transactions for the Trust for free (no commissions). Transactions effected through other brokers are subject to commissions payable to that broker.
For purchases and sales of bonds and other fixed-income instruments, Saturna Capital, acting on behalf of the Fund, will deal directly with the issuer or through a primary market-maker acting as principal on a net basis. The Fund does not pay brokerage commissions, but the price will reflect the spread between the bid and ask prices of the security, which includes undisclosed compensation and may include selling concessions or underwriting fees.
The Commissions Paid To Saturna Brokerage Services table below contains the commissions each Fund paid Saturna Brokerage for each of the last three fiscal years.
The Commissions Paid To Other Broker-Dealers table below contains the commissions each Fund paid to unaffiliated broker-dealers for each of the last three fiscal years.
The Trustees review brokerage activity in detail at each regular quarterly meeting.
Commissions Paid To Saturna Brokerage Services
	2021	2020	2019	% of 2021 aggregate brokerage commissions paid Saturna Brokerage	% of 2021 aggregate dollar amount of transactions involving the payment of commissions through Saturna Brokerage
Sextant Growth Fund	$-	$-	$-	0%	0%
Sextant International Fund	$-	$-	$-	0%	0%
Sextant Core Fund	$-	$-	$-	0%	0%
Sextant Short-Term Bond Fund	$-	$-	$-	0%	0%
Sextant Bond Income Fund	$-	$-	$-	0%	0%
Sextant Global High Income Fund	$-	$-	$-	0%	0%
Saturna Sustainable Equity Fund	$-	$-	$-	0%	0%
Saturna Sustainable Bond Fund	$-	$-	$-	0%	0%
Idaho Tax-Exempt Fund	$-	$-	$-	0%	0%

Commissions Paid To Other Broker-Dealers
	2021	2020	2019
Sextant Growth Fund	$-	$-	$-
Sextant International Fund	$-	$-	$-
Sextant Core Fund	$-	$-	$-
Sextant Short-Term Bond Fund	n/a	n/a	n/a
Sextant Bond Income Fund	n/a	n/a	n/a
Sextant Global High Income Fund	$-	$-	$253
Saturna Sustainable Equity Fund	$572	$316	$452
Saturna Sustainable Bond Fund	n/a	n/a	n/a
Idaho Tax-Exempt Fund	n/a	n/a	n/a
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Capital Stock

The Saturna Investment Trust is organized as a "series" investment company. Each share class of a Fund is divided into shares of beneficial interest. Those Funds and classes are named: Sextant Growth Fund Investor Shares, Sextant Growth Fund Z Shares, Sextant International Fund Investor Shares, Sextant International Fund Z Shares, Sextant Core Fund, Sextant Global High Income Fund, Sextant Bond Income Fund, Sextant Short-Term Bond Fund, Saturna Sustainable Equity Fund, Saturna Sustainable Bond Fund, and Idaho Tax-Exempt Fund. There are no restrictions on shareowners' rights to freely retain or dispose of shares of any class. There are no material obligations or potential liabilities associated with owning a Fund's shares except the investment risks described in the Funds' prospectuses and summary prospectuses, and in this statement of additional information in the section Fund Descriptions, Investments, and Risks beginning on page 2. The shareowners of each separate Fund may look only to that Fund for dividends, income, capital gains or losses, redemption, liquidation, or termination. Each class of shares of a Fund will have (i) exclusive voting rights on any matter submitted to shareholders that relates solely to its arrangement and (ii) separate voting rights on any matter submitted to shareowners in which the interests of one Fund differ from the interest of any other Fund. The voting rights of each class of shares can only be modified by a majority vote of that class. Shareowners may elect to convert eligible Investor Shares into corresponding Z Shares of the same series. Any such conversion will occur at the next available respective net asset values of the share classes. There are no sinking fund provisions. The creditors and shareowners of each Fund are limited to the assets of that Fund for recovery of charges, expenses, and liabilities.

Purchase, Redemption, and Pricing of Shares

See Purchase and Sale of Fund Shares in the Prospectus or Summary Prospectus and Fund Share Pricing in the Prospectus for an explanation about the ways to purchase or redeem shares. Purchases and redemptions are processed at net asset value per share.
It is important to note that there are differences between the two share classes of Sextant Growth and Sextant International Funds. Investor Shares are subject to an annual distribution fee to compensate financial intermediaries for providing investors with ongoing account services. Z Shares (and shares of Funds that do not participate in the 12b-1 distribution plan) are not subject to an annual distribution fee and, consequently, holders of these shares may not receive the same types or levels of services from financial intermediaries. In choosing between Investor Shares versus Z Shares, investors should weigh the benefits of the services to be provided by financial intermediaries against the annual distribution fee imposed upon some shares. Sextant Growth and Sextant International Fund Z Shares will be purchased by default.
Offering Price
A Fund computes its price per share of share classes on each business day by dividing the value of all securities and other assets, less liabilities, attributable to each share class, by the number of shares outstanding of that class. The daily price is determined for each class of a Fund as of the close of trading on the New York Stock Exchange (generally 4 p.m. Eastern time) on each day the Exchange is open for trading. The Exchange is generally closed on New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas. See the balance sheet in the Annual Report or Semi-Annual Report for a specimen sheet showing how the Funds calculate net asset value, which is the price used for both purchase and redemption of shares.
Pricing of Foreign Securities
Foreign securities traded outside the US are valued on the basis of their most recent closing market prices at 4 p.m. Eastern time.
Foreign markets may close before the time at which the Funds' prices are determined. Because of this, events occurring after the close of a foreign market and before the determination of the Funds' NAVs may have a material effect on the Funds' foreign security prices. To account for this the Funds may use independent pricing services for valuation of securities.
In developing valuations for foreign securities, the independent pricing services review a variety of factors, including developments in foreign markets, the performance of US securities markets, and the performance of instruments trading in US markets that represent foreign securities and baskets of foreign securities. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open.
The Funds routinely compare closing market prices, the next day's opening prices in the same markets, and adjusted prices and other factors they believe are relevant for such testing. Other mutual funds may adjust the prices of their securities by different amounts.

Taxation of the Funds

Saturna Investment Trust is organized as a "series" investment company. Each Fund of the Trust is a separate economic entity with separate assets and liabilities and separate income streams. The shareowners of each separate Fund may look only to that Fund for income, capital gain or loss, redemption, liquidation, or termination. Each Fund has separate arrangements with the adviser. Assets of each Fund are segregated. The creditors and shareowners of each Fund are limited to the assets of that Fund for recovery of charges, expenses, and liabilities. Each Fund of the Trust conducts separate voting on issues relating solely to that Fund, except as required by the 1940 Act. The tax status and tax consequences to shareowners of each Fund differ, depending upon the investment objectives, operations, income, gain or loss, and distributions from each Fund.
Each Fund intends to distribute to shareowners substantially all of its net investment income and net realized capital gains, if any, and to comply, as each has since inception, with the provisions of the Code applicable to regulated investment companies, which relieve mutual funds of federal income taxes on the amounts so distributed.
If, in any taxable year, a Fund does not qualify as a regulated investment company under the Code, and such Fund does not qualify for an exception, cure period, or other relief, or fails to meet the distribution requirements under the Code, (1) the Fund would be taxed at the normal corporate rates on the entire amount of its
26

taxable income, if any, without a deduction for dividends or other distributions to shareowners; (2) the Fund's distributions, to the extent made out of the Fund's current or accumulated earnings and profits, would be taxable to shareowners as ordinary dividends, regardless of whether they would otherwise have been considered capital gain dividends; (3) the Fund may qualify for the 50% deduction for dividends received by corporations; and (4) foreign tax credits would not "pass through" to shareowners.
If shareowners do not furnish the transfer agent with a valid Social Security or Tax Identification Number and in certain other circumstances, the transfer agent is required to withhold 24% of dividends and other distributions and redemption proceeds. Dividends to shareowners who are nonresident aliens may be subject to a 30% United States withholding tax under the existing provisions of the Code applicable to foreign individuals and entities, unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty law. If the IRS determines that a Fund should be fined or penalized for inaccurate, missing, or otherwise inadequate reporting of a Tax Identification Number, the amount of the IRS fee or penalty will be directly assessed to the shareowner account involved.
At November 30, 2021, the Funds had capital loss carryforwards as follows, subject to regulation. The Registered Investment Company Modernization Act requires that the Funds use long-term and short-term loss carryforwards with unlimited expiration prior to those with an expiration. Prior to their expiration, such loss carryforwards may be used to offset future new capital gains realized for federal income tax purposes.
	Carryforward	Expiration

Short-Term Bond Fund
Short-term loss carryforward	$8,635	Unlimited
	$8,635

Bond Income Fund
Long-term loss carryforward	$15,924	Unlimited
	$15,924

Global High Income Fund
Short-term loss carryforward	$173,225	Unlimited
	$173,225

	Carryforward	Expiration

Sustainable Equity Fund
Short-term loss carryforward	$332,663	Unlimited
	$332,663

Idaho Tax-Exempt Fund
Short-term loss carryforward	$55,441	Unlimited
Long-term loss carryforward	$4,842	Unlimited
	$60,283

Underwriters

The adviser's wholly-owned subsidiary, Saturna Brokerage Services, Inc., 1300 N. State Street, Bellingham, WA 98225 is a general securities brokerage firm and acts as distributor for the Funds under a Rule 12b-1 distribution plan.
Mrs. Jane K. Carten is President of Saturna Brokerage Services, Inc. All employees of the distributor are also employees of the adviser.
Under the distribution agreement, the distributor is not required to sell a certain number of shares. The offering of shares by the distributor is continuous.

Financial Statements

The most recent audited annual report accompanies this Statement of Additional Information.
There is incorporated into this Registration Statement the Annual Report to shareowners for the fiscal year ended November 30, 2021.
27

PART C

OTHER INFORMATION

Exhibits

Exhibits included with this filing:
Items marked with an asterisk (*) are incorporated by reference to exhibits previously filed with the Registration Statement for Saturna Investment Trust and amendments thereto.
(a) Articles of Incorporation
* (1) Declaration of Trust of Northwest Investors Tax-Exempt Business Trust, filed as Exhibit No. 1 to initial filing of Form N-1A on February 20, 1987. File No. 33-13247.
* (2) Articles of Amendment to the Declaration of Trust of Northwest Investors Trust, filed as Exhibit No. 1(b) to Amendment No. 8 to Form N-1A dated December 21, 1992.
* (3) Articles of Amendment to the Declaration of Trust of Northwest Investors Trust, filed as Exhibit No. 1-3 to Amendment No. 13 to Form N-1A dated July 11, 1995.
* (4) Articles of Amendment to the Declaration of Trust of Saturna Investment Trust, filed as Exhibit No. 1-4 to Amendment No. 14 to Form N-1A dated March 29, 1996.
* (5) Articles of Amendment to the Declaration of Trust of Saturna Investment Trust, filed as Exhibit No. EX-99.a to Amendment No. 28 to Form N-1A dated January 9, 2007.
* (6) Articles of Amendment to the Declaration of Trust of Saturna Investment Trust, filed as Exhibit No. EX-99.a to Amendment No. 37 dated January 17, 2012.
* (7) Articles of Amendment to the Declaration of Trust of Saturna Investment Trust, filed as Exhibit No. EX-99.a to Amendment No. 44 dated January 9, 2015.
(b) By-laws.
* Bylaws of Northwest Investors Trust, adopted by the Board of Trustees, July 21, 1992, filed as Exhibit No. 2 to Amendment No. 8 to Form N-1A dated December 21, 1992.
(c) Instruments Defining Rights of Security Holders. Included in (a) and (b).
(d) Investment Advisory Contracts.
* (1) Investment Advisory and Administrative Services Agreement for the series Sextant Growth Fund, Sextant International Fund, Sextant Core Fund, Sextant Short-Term Bond Fund, Sextant Bond Income Fund, Sextant Global High Income Fund, Saturna Sustainable Equity Fund, and Saturna Sustainable Bond Fund of Saturna Investment Trust, dated September 25, 2018, filed as Exhibit No. EX-99.d.1 to Amendment No. 56 dated March 27, 2019.
* (2) Investment Advisory and Administrative Services Agreement for the series Idaho Tax-Exempt Fund of Saturna Investment Trust, dated September 25, 2018, filed as Exhibit No. EX-99.d.2 to Amendment No. 56 dated March 27, 2019.
(e) Underwriting Contracts.
* (1) Distribution Agreement adopted September 25, 2018 and filed as Exhibit EX-99.e to Amendment No. 56 dated March 27, 2019.
(f) Bonus or Profit Sharing Contracts. Not applicable.
(g) Custodian Agreements.
* (1) Form of Custodian Agreement for each series of the Trust, between the Trust and UMB Financial Corporation, Missouri filed as Exhibit EX-99.g.1 to Amendment No. 56 dated March 27, 2019.
* (2) Form of Rule 17f-5 Delegation Agreement for each series of the Trust, between the Trust and UMB Financial Corporation, Missouri filed as Exhibit EX-99.g.2 to Amendment No. 56 dated March 27, 2019.
(h) Other Material Contracts.
* (1) Transfer Agent Agreement for the Saturna Invesment Trust between the Trust and Saturna Capital Corporation for Sextant Growth Fund, Sextant International Fund, Sextant Core Fund, Sextant Short-Term Bond Fund, Sextant Bond Income Fund, Sextant Global High Income Fund, Saturna Sustainable Equity Fund, and Saturna Sustainable Bond Fund, dated September 25, 2018, filed as Exhibit No. EX-99.h.1 to Amendment No. 56 dated March 27, 2019.
* (2) Transfer Agent Agreement for the Saturna Invesment Trust between the Trust and Saturna Capital Corporation for Idaho Tax-Exempt Fund, dated September 25, 2018, filed as Exhibit No. EX-99.h.2 to Amendment No. 56 dated March 27, 2019.
*(3) Agreement for a liquidity program for the Saturna Trust between the Trust and ReFlow Fund, LLC dated March 27, 2020 and filed as Exhibit EX-99.h.4 to Amendment No. 58 dated March 27, 2020.
(4) Expense Limitation and Fee Waiver Agreement, dated December 14, 2021, filed as Exhibit EX-99.h.3.
(i) Legal opinions.
(1) Opinion of Independent Legal Counsel dated March 30, 2022, filed as Exhibit EX-99.i.
(j) Other opinions.
(1) Independent Registered Public Accounting Firm's Consent dated March 30, 2022, filed as Exhibit EX-99.j.1.
(k) Omitted Financial Statements. Not applicable.
(l)* Initial Capital Agreements.
(1) Restricted stock purchase agreement between Saturna Investment Trust and Saturna Capital Corporation dated March 12, 2007 filed as Exhibit EX-99.l to Amendment No. 30 to Form N-1A dated March 30, 2007.
(2) Restricted stock purchase agreement between Saturna Investment Trust and Saturna Capital Corporation dated January 11, 2011 filed as Exhibit EX-99.l to Amendment No. 37 dated January 13, 2012.
(3) Form of Restricted stock purchase agreement between Saturna Investment Trust and Saturna Capital Corporation dated January 8, 2015 filed as Exhibit EX-99.l to Amendment No. 44 dated January 9, 2015.
(m)* Rule 12(b)-1 Plan.
Rule 12(b)-1 Plan approved by Trustees on June 28, 2006 and adopted by shareowners on August 15, 2006. Filed as Exhibit No. EX-99.m to Amendment No. 28 to Form N-1A dated January 9, 2007.
(n)* Rule 18f-3 Plan.
(1) Saturna Investment Trust Rule 18f-3 Plan pursuant to Rule 18f-3, filed as Exhibit EX-99.n to Amendment No. 50 filed March 31, 2017.
(o) Reserved.
(p)* Code of Ethics.
(1) Code of Ethics dated February 21, 2018, filed as Exhibit EX-99.p to Amendment No. 56 filed March 27, 2019.
(q) Power of Attorney.
(2) Power of Attorney dated December 14, 2021, filed as Exhibit EX-24.
101.INS	XBRL Instance Document – the instance document does not appear in the Interactive Data File because its XBRL tags are now embedded within the inline XBRL document.
101.SCH	XBRL Taxonomy Extension Schema Document.
101.LAB	XBRL Taxonomy Extension Labels Linkbase Document.
101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document.
101.DEF	XBRL Taxonomy Extension Definition Linkbase Document.
101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document.

Persons Controlled by or Under Common Control with Registrant

No person or persons are directly or indirectly controlled by or under common control with the Registrant.

Indemnification

There is no provision for indemnification of the officers and trustees of the Trust except as provided in the Declaration of Trust of Saturna Investment Trust, which provisions are set forth below. The provisions of Article IV, Section 1 and Article XI of the Declaration of Trust of the Registrant previously filed as Exhibit 1 to this Registration Statement are incorporated herein by reference.
In the performance of their duties as Trustee, each Trustee shall not be personally liable to the Trust or its shareowners for any monetary damages for any breach of fiduciary duty as a Trustee, provided that this limitation shall not be construed as limiting the liability of the Trustee for (1) any breach of the Trustee's duty of loyalty to the Trust or its shareowners, (2) acts or omissions not in good faith or which involve intentional misconduct or knowing violation of law, (3) the unlawful payment of dividends or redemption of shares, or (4) any transaction from which the Trustee derives an improper personal benefit.
The Trustees, officers, employees, and agents of the Trust are indemnified by the Trust for the fines, judgments, and costs of suit, with respect to actions brought against them in their capacity as agents of the Trust or against them on behalf of the Trust. However, no Trustee or officer will be protected from liability for acts of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.
Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the U.S. Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
The Trust may purchase and maintain insurance on behalf of any current or past Trustee, officer, agent, or employee against any liability asserted against such person or incurred by them by reason of such capacity or status, provided, that no such insurance may be maintained if such would indemnify such person for willful misfeasance, bad faith, gross negligence or reckless disregard, of the duties involved in the conduct of their office.
The Trustees, officers, employees, and agents of the Trust have no power to bind any past or present shareowner of any Fund of the Trust solely by reason that the shareowner is an owner of a beneficial interest in any Fund. Each such shareowner shall be entitled to indemnification from the Trust for any recovery against them solely by reason of their capacity and status as a shareowner.
The Trustees may provide in agreements of the Trust provisions setting forth, to the extent considered necessary, the limitations of liabilities of the Trust to its assets. The Investment Advisory and Administrative Services Agreements of the Trust contain such a provision.

Business and Other Connections of Investment Adviser

The answer to this item is fully disclosed in Part A and Part B of the Form N-1A.

Principal Underwriters

The broker-dealer subsidiary of the Adviser, Saturna Brokerage Services, Inc., acts for the Trust as "distributor," under authority of a Distribution Agreement adopted by the Trustees on September 25, 2018. The Trust has no principal underwriter who is not an affiliated person of the Trust. Saturna Brokerage Services also serves the Amana Mutual Funds Trust in the same capacity.
Effective October 2, 2006, the Trust entered into a distribution agreement with the distributor, pursuant to which the distributor acts as principal underwriter of Fund shares for sale to the public. Prior to June 2, 2017, each series of the Trust (with the exception of the Idaho Tax-Exempt Fund) participated in a Rule 12b-1 distribution plan. Under the plan, each Fund paid the distributor a monthly fee at the rate of 0.25% annually of their average daily net assets to finance activities that support the sales of Fund shares, including distribution of Fund shares, and to furnish services to shareowners. As of June 2, 2017, only Investor Shares of Sextant Growth and Sextant International Funds participate in the Rule 12b-1 Plan. The distributor may use all or any portion of the fee for activities that the distributor determines to be reasonably calculated to result in sales of fund shares.
Officers and employees of Saturna Brokerage Services, Inc. receive no compensation (salary or commissions) from Saturna Brokerage Services, Inc. The only compensation paid employees of Saturna Brokerage Services, Inc. or of Saturna Capital Corporation is salary and bonus.
Saturna Brokerage Services, Inc. also acts as underwriter for the nine portfolios of the Saturna Investment Trust.
Officers of Saturna Brokerage Services
Name and Principal Business Address	Positions and Offices with Underwriter	Positions and Offices with Trust
Jane K. Carten 1300 N. State Street, Bellingham, WA 98225	Director, President, Chief Executive Officer	President
Christopher W. Lang 1300 N. State Street, Bellingham, WA 98225	Director, Vice President, Registered Options Principal	n/a
Matthew J. Ward 1300 N. State Street, Bellingham, WA 98225	Vice President	n/a
Rochelle L. Wolber 1300 N. State Street, Bellingham, WA 98225	Vice President	n/a
Kalen M. Hanna 1300 N. State Street, Bellingham, WA 98225	Chief Financial Officer, Treasurer	n/a
Christopher R. Fankhauser 1300 N. State Street, Bellingham, WA 98225	Director, Vice President, Chief Operations Officer	Treasurer
Jacob A. Stewart 1300 N. State Street, Bellingham, WA 98225	Chief Compliance Officer, AML Officer	AML Officer

Location of Accounts and Records

With the exception of those records maintained by the Custodian (UMB Bank, N.A., 928 Grand Blvd, 5th Floor, Kansas City, Missouri 64155), all records of the Trust are physically in the possession of the Trust and maintained at the offices of Saturna Capital Corporation, 1300 N. State Street, Bellingham, Washington 98225.

Management Services

There are no management-related contracts pursuant to which service is provided to the Trust other than those discussed in Parts A and B of this Form N-1A.

Undertakings

Not applicable.

Signatures

Pursuant to the requirements of the Securities Act of 1933 (the "Securities Act") and the Investment Company Act of 1940, the Trust certifies that this Post-Effective Amendment No. 60 to its Registration Statement meets all the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act, and has duly caused this registration statement to be duly signed on its behalf by the undersigned, duly authorized, in the City of Bellingham, State of Washington, on the 30th day of March, 2022.
SATURNA INVESTMENT TRUST
By /s/ Jane K. Carten
Jane K. Carten,
President
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this amendment has been signed below by the following persons in the capacities and on the date indicated.
Signature	Title	Date
/s/ Jane K. Carten Jane K. Carten	President; Trustee (Principal Executive Officer)	March 30, 2022
/s/ Christopher R. Fankhauser Christopher R. Fankhauser	Treasurer (Principal Financial Officer)	March 30, 2022
/s/ Marina E. Adshade** Marina E. Adshade	Trustee	March 30, 2022
/s /Ronald H. Fielding** Ronald H. Fielding	Trustee	March 30, 2022
/s/ Gary A. Goldfogel** Gary A. Goldfogel	Trustee	March 30, 2022
/s/ James V. McKinney** James V. McKinney	Trustee	March 30, 2022
/s/ Sarah E.D. Rothenbuhler** Sarah E.D. Rothenbuhler	Trustee	March 30, 2022
** By /s/ Jane K. Carten
    Jane K. Carten, Attorney-in-fact

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